As filed with the Securities and Exchange Commission on December 19, 1997
                    Registration File Nos. 33-31140/811-4420


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                        ---------------------------------
                         POST-EFFECTIVE AMENDMENT NO. 15


                                    FORM S-6

                        ---------------------------------

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

                        ---------------------------------

                             WRL SERIES LIFE ACCOUNT
                             -----------------------
                              (Exact Name of Trust)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   ------------------------------------------
                               (Name of Depositor)

                               201 HIGHLAND AVENUE
                              LARGO, FLORIDA 33770
          -------------------------------------------------------------
          (Complete Address of Depositor's Principal Executive Offices)


                             THOMAS E. PIERPAN, ESQ.
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               201 HIGHLAND AVENUE
                              LARGO, FLORIDA 33770
                ------------------------------------------------
                (Name and Complete Address of Agent for Service)


                                   Copies to:
                              Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404


                        ---------------------------------

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on DECEMBER 31, 1997 , pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on DATE, pursuant to paragraph (a) of Rule 485

                        CROSS REFERENCE TO ITEMS REQUIRED

                                 BY FORM N-8B-2


N-8B-2 ITEM             CAPTION IN PROSPECTUS
-----------             --------------------


     1         Cover Page; The Series Account

     2         Cover Page; Western Reserve Life Assurance Co. of Ohio

     3         Not Applicable

     4         Distribution of the Policies

     5         The Series Account

     6         The Series Account

     7         Not Applicable

     8         Not Applicable

     9         Legal Proceedings

    10 Introduction; Policy Benefits; Payment and Allocation of Premiums; Investments of the Series Account; Policy Rights

    11         The Series Account; WRL Series Fund, Inc.

    12         The Series Account; WRL Series Fund, Inc.

    13 Charges and Deductions; The Series Account; Investments of the Series Account

    14         Introduction; Allocation of Premiums and Cash Value

    15         Allocation of Premiums and Cash Values

    16         The Series Account

    17         Cash Value; The Series Account; Policy Rights

    18         Payment and Allocation of Premiums; Cash Value

    19         Voting Rights of the Series Account; Reports and Records


                                      (i)

N-8B-2 ITEM             CAPTION IN PROSPECTUS
-----------             ---------------------

    20         Not Applicable

    21         Loan Privileges

    22         Not Applicable

    23         Safekeeping of the Series Account's Assets

    24         Policy Rights

    25         Western Reserve Life Assurance Co. of Ohio

    26         Not Applicable

    27 Western Reserve Life Assurance Co. of Ohio; The Series Account; WRL Series Fund, Inc.

    28 Western Reserve Life Assurance Co. of Ohio; Executive Officers and Directors of Western Reserve Life Assurance Co. of Ohio

    29         Western Reserve Life Assurance Co. of Ohio

    30         Not Applicable

    31         Not Applicable

    32         Not Applicable

    33         Not Applicable

    34         Not Applicable

    35         Western Reserve Life Assurance Co. of Ohio

    36         Not Applicable

    37         Not Applicable

    38         Distribution of the Policies

    39         Distribution of the Policies


                                      (ii)

N-8B-2 ITEM             CAPTION IN PROSPECTUS
-----------             ---------------------

    40         Not Applicable

    41         Distribution of the Policies; Western Reserve Life Assurance
               Co. of Ohio

    42         Not Applicable

    43         Not Applicable

    44         Cash Value

    45         Not Applicable

    46         Cash Value

    47         Introduction; Allocation of Premiums and Cash Value

    48         Not Applicable

    49         Not Applicable

    50         Not Applicable

    51         Introduction; Western Reserve Life Assurance Co. of Ohio;
               Policy Benefits; Charges and Deductions

    52         The Series Account; WRL Series Fund, Inc.

    53         Federal Tax Matters

    54         Not Applicable

    55         Not Applicable

    56         Not Applicable

    57         Not Applicable

    58         Not Applicable

    59         Not Applicable


                                     (iii)

                        SUPPLEMENT DATED JANUARY 1, 1998
                                       TO
                    PROSPECTUS DATED MAY 1, 1997, AS REVISED
                 JUNE 30, 1997 and SUPPLEMENTED AUGUST 20, 1997

                         WRL FREEDOM EQUITY PROTECTOR(R)

THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH ON PAGE 4 OF THE PROSPECTUS UNDER THE HEADING "11. WHAT CHARGES ARE ASSESSED IN CONNECTION WITH THE POLICY?":

     Certain charges are deducted from each premium. A Premium Expense Charge equal to 6.0% of the premiums paid through the end of the tenth Policy year is deducted to compensate Western Reserve for distribution expenses incurred in connection with the Policy and for state premium taxes. After the tenth Policy year, the Premium Expense Charge reduces to 2.5%. In addition, $2.00 per premium payment is deducted to compensate Western Reserve for costs associated with premium billing and collection. (See Charges and Deductions - Premium Expense Charge, p. 24.)

THE FOLLOWING INFORMATION MODIFIES THE TABLE PROVIDED ON PAGE 6, "FUND ANNUAL EXPENSES":

FUND ANNUAL EXPENSES* (as a % of Fund average net assets

                                    THIRD AVENUE
                                   VALUE PORTFOLIO**         BOND PORTFOLIO
                                   -----------------         --------------

     Management Fees                    0.80%                    0.50%***
     Other Expenses                     0.13%                    0.14%
       (After Reimbursement)
     Total Fund Annual Expenses         0.93%                    0.64%

         *Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund. Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any Portfolio during the fiscal year ending December 31, 1998. Prior to ISI seeking reimbursement, Policyowners will be notified in advance.
         **Because the Value Equity and Global Sector Portfolios commenced operations on May 1, 1996, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are annualized. Because the International Equity and U.S. Equity Portfolios commenced operations on January 2, 1997, and the Third Avenue Value Portfolio commenced operations on January 2, 1998, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are estimates.
         ***Effective January 1, 1998, the management fees for the Bond Portfolio will be reduced from 0.50% to 0.45% of the Portfolio's average daily net assets. On December 16, 1997, Western Reserve received an Order from the Securities and Exchange Commission ("SEC") approving the substitution of shares of the Bond Portfolio for shares of the Short-to-Intermediate Government Portfolio. On or about December 16, 1997, the substitution was effected in accordance with the SEC Order. As a result of the substitution, investments in the former Short-to-Intermediate Government Sub-Account was liquidated.

THE FOLLOWING INFORMATION MODIFIES INFORMATION PROVIDED ON PAGES 17-19 OF THE PROSPECTUS UNDER THE HEADING "INVESTMENTS OF THE SERIES ACCOUNT - WRL SERIES FUND, INC.":

     Effective January 2, 1998, the Fund will offer a new investment option. This new option is the Third Avenue Value Portfolio (the "Portfolio"). The investment objective and policy of the Portfolio are summarized below. There is no assurance that the Portfolio will achieve its stated objective. Also, effective January 2, 1998, the Short-to-Intermediate Government Portfolio is no longer available as an investment option of the Fund; the Bond Portfolio will have a change of Sub-Adviser from Janus Capital Corporation to AEGON USA Investment Management, Inc.; and the Bond and C.A.S.E. Growth Portfolios will each have a change to their investment objective. See the information below for details. For more detailed information, including a description of risks, see the prospectus for the Fund, which should be read carefully.

     THIRD AVENUE VALUE PORTFOLIO: This Portfolio seeks long-term capital appreciation by investing primarily in a portfolio of equity securities of well-financed companies believed to be priced below their private market values and debt securities providing strong protective covenants and high, effective yields.

EQSF Advisers, Inc. ("EQSF"), is sub-adviser to the Third Avenue Value Portfolio. EQSF is a New York corporation organized in 1988 and is controlled by Martin J. Whitman. WRL Management and EQSF will divide equally monthly compensation at the current annual rate of 0.80% of the aggregate average daily net assets of the Third Avenue Value Portfolio. EQSF's compensation will be reduced by 50% of the amount paid by WRL Management on behalf of the Third Avenue Value Portfolio pursuant to any expense limitation or other reimbursement.

     BOND PORTFOLIO: This Portfolio seeks the highest possible current income within the confines of the primary goal of insuring the protection of capital.

AEGON USA Investment Management, Inc. ("AIMI") is sub-adviser to the Balanced and Bond Portfolios of the Fund. AIMI is a wholly-owned subsidiary of AEGON USA. WRL Management and AIMI will divide equally monthly compensation at the current annual rate of 0.80% of the aggregate average daily net assets of the Balanced Portfolio. WRL Management will receive monthly compensation at a current annual rate of 0.45% and AIMI will receive 0.20% of the aggregate average daily net assets of the Bond Portfolio. AIMI's compensation will be reduced by 50% of the amount paid by WRL Investment Management, Inc. on behalf of the Balanced and Bond Portfolios pursuant to any expense limitation or other reimbursement.

     C.A.S.E. GROWTH PORTFOLIO: This Portfolio seeks annual growth of capital through investment in companies whose management, financial resources and fundamentals appear attractive on a scale measured against each company's present value.

     On or about December 16, 1997, after receiving an Order from the SEC, Western Reserve redeemed shares of the Short-to-Intermediate Government Portfolio held by the Short-to-Intermediate Government Sub-Account and purchased shares of the Bond Portfolio with the proceeds. Immediately following the substitution of shares, the assets of the Short-to-Intermediate Government Sub-Account were transferred to the Bond Sub-Account, thereby consolidating the Short-to-Intermediate Government Sub-Account into the Bond Sub-Account. The Portfolio substitution and Sub-Account consolidation took place at net asset value with no change in the amount of any Owner's benefits or Cash Value. Western Reserve and its affiliates did not receive any compensation or remuneration as a result of this transaction.

THE FOLLOWING INFORMATION REPLACES THE INTRODUCTORY SENTENCES IN THE FIRST PARAGRAPH ON PAGE 20 OF THE PROSPECTUS UNDER THE HEADING "PAYMENT AND ALLOCATION OF PREMIUMS - ISSUANCE OF A POLICY":

     Effective January 1, 1998, individuals wishing to purchase a Policy must send a completed application to Western Reserve, P.O. Box 628069, Orlando, Florida 32886 for Policies submitted by World Marketing Alliance distribution systems; and to Western Reserve, P.O. Box 628078, Orlando, Florida 32886, for Policies submitted by all other distribution systems, including ISI. Under
Western Reserve's current rules . . . .

THE FOLLOWING INFORMATION IS ADDED AFTER THE FIRST PARAGRAPH ON PAGE 21 OF THE PROSPECTUS UNDER THE HEADING "PREMIUMS - PAYMENT OF PREMIUMS":

     Payments must be sent to Western Reserve at the specified Post Office Box listed above under Payment and Allocation of Premiums - Issuance of a Policy on
p. 20.

     Currently, Western Reserve is crediting an effective annual interest rate of 6.00% for Policies issued, in arrears, before May 1, 1988; 6.75% for Policies issued on or after May 1, 1988 but before May 1, 1994; and 4.75% for Policies issued on or after May 1, 1994, on all amounts borrowed during the first ten Policy years.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 33 OF THE PROSPECTUS UNDER THE HEADING "OPTIONAL INSURANCE BENEFITS PRIMARY INSURED RIDER ("PIR") AND PRIMARY INSURED RIDER PLUS ("PIR PLUS")":

     PRIMARY INSURED RIDER ("PIR") AND PRIMARY INSURED RIDER PLUS ("PIR PLUS"):
Provides term insurance coverage for the insured on a basis different from the coverage provided under the Policy. The PIR may be purchased at any time, either at the time of application for the Policy, or after the Record Date. The PIR Plus may only be purchased at the time of application.

     PIR or PIR Plus increases the death benefit provided under the Policy by the Face Amount of the rider. The PIR and PIR Plus terminate at age 90. No additional Surrender Charge is assessed in connection with PIR or PIR Plus coverage. Generally, coverage provided by PIR or PIR Plus has a lower cost than that provided under the Policy, but has no Cash Value associated with it. Owners may reduce or cancel coverage under a PIR or PIR Plus rider separately from reducing the Specified Amount of a Policy. Likewise, the Specified Amount of a Policy may be decreased, subject to certain minimums, without reducing the coverage under PIR or PIR Plus.

     Because no Surrender Charge is assessed in connection with a reduction of coverage under PIR or PIR Plus, such a reduction may be less expensive than a decrease in Specified Amount under the Policy if the increment of Specified Amount that is reduced is subject to a Surrender Charge. On the other hand, continuing coverage on an increment of Specified Amount under the Policy may have a cost of insurance that is higher than the cost of the same amount of coverage under PIR or PIR Plus.

     There may be circumstances in which it will be to your advantage to obtain a portion of your insurance coverage under PIR or PIR Plus. These circumstances depend on many factors, including the premium levels, amounts and duration of coverage needed, as well as the age, sex and risk classification of the Insured. Your registered representative can provide you with further information explaining how PIR and PIR Plus coverage can affect your Policy values under different assumptions. Western Reserve reserves the right to discontinue the availability of these riders for new Policies at any time, and also reserves the right to modify the terms of these riders for new Policies, subject to approval by the state insurance departments.

THE FOLLOWING INFORMATION REPLACES THE THIRD SENTENCE IN THE FIRST PARAGRAPH ON PAGE 33 OF THE PROSPECTUS UNDER THE HEADING "MINIMUM GUARANTEED AND CURRENT INTEREST RATES":

Western Reserve has no specific formula for determining current interest rates. Som e of the factors that Western Reserve may consider, in its sole discretion, in determining whether to credit interest in excess of the 4% guaranteed rate are: general economic trends, rates of return currently available and anticipated on the company's investments, regulatory and tax requirements, and competitive factors. The Fixed Account Value will not share in the investment performance of the company's general account or any portion thereof.

THE ATTACHED FINANCIALS SUPPLEMENT THE FINANCIAL STATEMENTS INCLUDED IN THE MAY 1, 1997 PROSPECTUS BOOKLET.

                            WRL SERIES LIFE ACCOUNT

                           MONEY MARKET SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Money Market Portfolio
   (14,179,829.230 shares;
   cost $14,179,829) ............     $14,179,829
 Accrued transfers from (to)
     depositor - net ............         140,423
                                      -----------
   Total assets   ...............      14,320,252
                                      -----------
LIABILITIES:   ..................             350
                                      -----------
   Total net assets  ............     $14,319,902
                                      ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Money Market sub-account
   (897,927.644465 units;
   $15.947724 unit value)  ......     $14,319,902
                                      -----------
   Total equity   ...............     $14,319,902
                                      ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................      $561,428
  Capital gain distributions  .........             0
                                             --------
                                              561,428
EXPENSES:
  Mortality and expense risk charges           97,772
                                             --------
   Net investment income (loss)  ......       463,656
                                             --------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......             0
  Change in unrealized appreciation
        (depreciation)  ...............             0
                                             --------
   Net gain (loss) on investments   ...             0
                                             --------
    Net increase (decrease) in
             equity accounts resulting
from operations   .....................      $463,656
                                             ========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $   463,656           $   491,185
 Net gain (loss) on investments  .......................................                 0                     0
                                                                               -----------           -----------
 Net increase (decrease) in equity accounts resulting from operations              463,656               491,185
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)   .................................         4,799,129             5,217,298
                                                                               -----------           -----------
 Less cost of units redeemed:
  Administrative charges   .............................................         2,318,360             2,639,279
  Policy loans .........................................................           634,328               285,757
  Surrender benefits ...................................................           721,584               776,305
  Death benefits  ......................................................             8,640                25,737
                                                                               -----------           -----------
                                                                                 3,682,912             3,727,078
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions          1,116,217             1,490,220
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................         1,579,873             1,981,405
EQUITY ACCOUNTS:
 Beginning of period ...................................................        12,740,029            10,758,624
                                                                               -----------           -----------
 End of period .........................................................       $14,319,902           $12,740,029
                                                                               ===========           ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                           MONEY MARKET SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                        December 31
                                                September 30  ----------------------------------------------------------------
                                                    1997        1996         1995        1994         1993         1992
                                                ------------- ------------ ------------ ------------ ------------ ------------
Accumulation unit value, beginning of period     $   15.45     $   14.83    $   14.19    $   13.84    $   13.63    $   13.33
 Income from operations:
  Net investment income (loss)  ...............        .50           .62          .64          .35          .21          .30
  Net realized and unrealized
    gain (loss) on investments  ...............        .00           .00          .00          .00          .00          .00
                                                 ---------     ---------    ---------    ---------    ---------    ---------
   Total income (loss) from operations   ......        .50           .62          .64          .35          .21          .30
                                                 ---------     ---------    ---------    ---------    ---------    ---------
Accumulation unit value, end of period   ......  $   15.95     $   15.45    $   14.83    $   14.19    $   13.84    $   13.63
                                                 =========     =========    =========    =========    =========    =========
Total return(a)  ..............................       3.22%         4.17%        4.49%        2.58%        1.52%        2.24%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $  14,320     $  12,740    $  10,759    $   9,706    $   4,985    $   4,619
 Ratio of net investment income (loss) to
   average net assets(b)  .....................       4.23%         4.07%        4.37%        2.66%        1.51%        2.12%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                               BOND SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                 September 30, 1997
                                 -------------------
ASSETS:
Investments at net asset value:
  WRL Series Fund, Inc.:
   Bond Portfolio
   (1,237,737.879 shares;
   cost $13,361,933)............    $13,862,933
 Accrued transfers from (to)
     depositor - net   .........         (3,514)
                                    -----------
   Total assets  ...............     13,859,419
                                    -----------
LIABILITIES:  ..................            341
                                    -----------
   Total net assets ............    $13,859,078
                                    ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Bond sub-account
   (675,824.385058 units;
   $20.506922 unit value) ......    $13,859,078
                                    -----------
   Total equity  ...............    $13,859,078
                                    ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $  135,261
  Capital gain distributions  .........              0
                                            ----------
                                               135,261
EXPENSES:
  Mortality and expense risk charges            82,919
                                            ----------
   Net investment income (loss)  ......         52,342
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......       (192,238)
  Unrealized appreciation
        (depreciation)  ...............        779,508
                                            ----------
   Net gain (loss) on investments   ...        587,270
                                            ----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $  639,612
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    52,342           $   553,012
 Net gain (loss) on investments  .......................................           587,270              (613,958)
                                                                               -----------           -----------
 Net increase (decrease) in equity accounts resulting from operations              639,612               (60,946)
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed):  .................................         3,389,659             3,451,573
                                                                               -----------           -----------
 Less cost of units redeemed:
  Administrative charges   .............................................         1,206,516             1,314,254
  Policy loans .........................................................           268,423               191,268
  Surrender benefits ...................................................           278,383               338,599
  Death benefits  ......................................................             1,419                28,090
                                                                               -----------           -----------
                                                                                 1,754,741             1,872,211
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions          1,634,918             1,579,362
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................         2,274,530             1,518,416
EQUITY ACCOUNTS:
 Beginning of period ...................................................        11,584,548            10,066,132
                                                                               -----------           -----------
 End of period .........................................................       $13,859,078           $11,584,548
                                                                               ===========           ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                               BOND SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                        December 31
                                                September 30  ----------------------------------------------------------------
                                                    1997        1996          1995         1994         1993        1992
                                                ------------- ------------- ------------ ------------- ----------- -----------
Accumulation unit value, beginning of period     $   19.53      $  19.67     $   16.14     $  17.50     $  15.57    $  14.68
 Income from operations:
  Net investment income (loss)  ...............        .09           .99          1.05          .89         2.11        1.00
  Net realized and unrealized
    gain (loss) on investments  ...............        .89        ( 1.13)         2.48       ( 2.25)      (  .18)     (  .11)
                                                 ---------      --------     ---------     --------     --------    --------
   Total income (loss) from operations   ......        .98        (  .14)         3.53       ( 1.36)       .1.93         .89
                                                 ---------      --------     ---------     --------     --------    --------
Accumulation unit value, end of period   ......  $   20.51      $  19.53     $   19.67     $  16.14     $  17.50    $  15.57
                                                 =========      ========     =========     ========     ========    ========
Total return(a)  ..............................       5.02%       (  .75%)       21.89%      ( 7.77%)      12.40%       6.08%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $  13,859      $  1,585     $  10,066     $  6,259     $  6,985    $  4,558
 Ratio of net investment income (loss) to
   average net assets(b)  .....................        .6 %         5.34%         5.80%        5.57%       12.92%       6.69%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                              GROWTH SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Growth Portfolio
   (10,798,143.320 shares;
   cost $303,973,822)............    $457,846,222
 Accrued transfers from (to)
     depositor - net ............          79,810
                                     ------------
   Total assets   ...............     457,926,032
                                     ------------
LIABILITIES:   ..................          11,322
                                     ------------
   Total net assets  ............    $457,914,710
                                     ============
EQUITY ACCOUNTS:
 Policyowners' equity:
   Growth sub-account
   (7,786,258.715292 units;
   $58.810621 unit value)  ......    $457,914,710
                                     ------------
   Total equity   ...............    $457,914,710
                                     ============

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $   495,370
  Capital gain distributions  .........       2,782,833
                                            -----------
                                              3,278,203
EXPENSES:
  Mortality and expense risk charges          2,633,824
                                            -----------
   Net investment income (loss)  ......         644,379
                                            -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......       4,204,278
  Unrealized appreciation
        (depreciation)  ...............      72,843,027
                                            -----------
   Net gain (loss) on investments   ...      77,047,305
                                            -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $77,691,684
                                            ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    644,379          $ 19,310,499
 Net gain (loss) on investments  .......................................         77,047,305            26,918,660
                                                                               ------------          ------------
 Net increase (decrease) in equity accounts resulting from operations            77,691,684            46,229,159
                                                                               ------------          ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................         77,509,745            91,555,979
                                                                               ------------          ------------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................         27,178,840            29,331,415
  Policy loans .........................................................          7,668,860             8,442,970
  Surrender benefits ...................................................         11,506,754            12,385,662
  Death benefits  ......................................................            423,541               600,920
                                                                               ------------          ------------
                                                                                 46,777,995            50,760,967
                                                                               ------------          ------------
  Increase (decrease) in equity accounts from capital unit transactions          30,731,750            40,795,012
                                                                               ------------          ------------
  Net increase (decrease) in equity accounts ...........................        108,423,434            87,024,171
EQUITY ACCOUNTS:
 Beginning of period ...................................................        349,491,276           262,467,105
                                                                               ------------          ------------
 End of period .........................................................       $457,914,710          $349,491,276
                                                                               ============          ============

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                              GROWTH SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                       December 31
                                               September 30  ----------------------------------------------------------------
                                                   1997         1996         1995         1994          1993         1992
                                               ------------- ------------ ------------ ------------- ------------ -----------
Accumulation unit value, beginning of period     $  48.48     $  41.47     $  28.44      $  31.30     $  30.37     $  29.95
 Income from operations:
  Net investment income (loss) ...............        .09         2.88         3.89           .04          .46         1.09
  Net realized and unrealized
    gain (loss) on investments ...............      10.24         4.13         9.14        ( 2.90)         .47       (  .67)
                                                 --------     --------     --------      --------     --------     --------
   Total income (loss) from operations  ......      10.33         7.01        13.03        ( 2.86)         .93          .42
                                                 --------     --------     --------      --------     --------     --------
Accumulation unit value, end of period  ......   $  58.81     $  48.48     $  41.47      $  28.44     $  31.30     $  30.37
                                                 ========     ========     ========      ========     ========     ========
Total return(a) ..............................      21.30%       16.91%       45.81%       ( 9.13%)       3.06%        1.41%
Ratios and supplemental data:
 Net assets at end of period (in thousands)      $457,915     $349,491     $262,467      $161,490     $169,757     $146,053
 Ratio of net investment income (loss) to
   average net assets(b) .....................       0.22%        6.41%       11.05%         0.16%        1.56%        3.84%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                 SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Short-to-Intermediate
   Government Portfolio
   (171,756.149 shares;
   cost $1,784,332)  ............     $1,823,871
 Accrued transfers from (to)
     depositor - net ............         (2,272)
                                      ----------
   Total assets   ...............      1,821,599
                                      ----------
LIABILITIES:   ..................             45
                                      ----------
   Total net assets  ............     $1,821,554
                                      ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Short-to-Intermediate
   Government sub-account
   (147,547.135527 units;
   $12.345576 unit value)  ......     $1,821,554
                                      ----------
   Total equity   ...............     $1,821,554
                                      ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................       $22,511
  Capital gain distributions  .........             0
                                              -------
                                               22,511
EXPENSES:
  Mortality and expense risk charges           12,064
                                              -------
   Net investment income (loss)  ......        10,447
                                              -------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         6,128
  Unrealized appreciation
        (depreciation)  ...............        57,881
                                              -------
   Net gain (loss) on investments   ...        64,009
                                              -------
    Net increase (decrease) in
             net assets resulting
from operations   .....................       $74,456
                                              =======

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................        $   10,447           $   67,973
 Net gain (loss) on investments  .......................................            64,009              (29,048)
                                                                                ----------           ----------
 Net increase (decrease) in equity accounts resulting from operations               74,456               38,925
                                                                                ----------           ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................           300,331              442,872
                                                                                ----------           ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           144,502              178,533
  Policy loans .........................................................            70,410               33,708
  Surrender benefits ...................................................            47,687               77,704
  Death benefits  ......................................................               471                    0
                                                                                ----------           ----------
                                                                                   263,070              289,945
                                                                                ----------           ----------
  Increase (decrease) in equity accounts from capital unit transactions             37,261              152,927
                                                                                ----------           ----------
  Net increase (decrease) in equity accounts ...........................           111,717              191,852
EQUITY ACCOUNTS:
 Beginning of period ...................................................         1,709,837            1,517,985
                                                                                ----------           ----------
 End of period .........................................................        $1,821,554           $1,709,837
                                                                                ==========           ==========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                 SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                        December 31
                                                September 30  ----------------------------------------------------------------
                                                    1997       1996        1995          1994         1993        1992(c)
                                                ------------- ----------- ------------ ------------- ------------ ------------
Accumulation unit value, beginning of period     $   11.85     $  11.55    $   10.27     $  10.40     $   10.04    $   10.00
 Income from operations:
  Net investment income (loss)  ...............        .07          .51          .61          .40           .14          .01
  Net realized and unrealized
    gain (loss) on investments  ...............        .43       (  .21)         .67       (  .53)          .22          .03
                                                 ---------     --------    ---------     --------     ---------    ---------
   Total income (loss) from operations   ......        .50          .30         1.28       (  .13)          .36          .04
                                                 ---------     --------    ---------     --------     ---------    ---------
Accumulation unit value, end of period   ......  $   12.35     $  11.85    $   11.55     $  10.27     $   10.40    $   10.04
                                                 =========     ========    =========     ========     =========    =========
Total return(a)  ..............................       4.19%        2.56%       12.53%      ( 1.32%)        3.64%         .38%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $   1,822     $  1,710    $   1,517     $    945     $   1,408    $     803
 Ratio of net investment income (loss) to
   average net assets (b) .....................       0.77%        4.53%        5.53%        4.06%         1.39%        1.92%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                              GLOBAL SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Global Portfolio
   (6,361,753.879 shares;
   cost $110,370,618)............    $140,752,119
 Accrued transfers from (to)
     depositor - net ............         244,321
                                     ------------
   Total assets   ...............     140,996,440
                                     ------------
LIABILITIES:   ..................           3,435
                                     ------------
   Total net assets  ............    $140,993,005
                                     ============
EQUITY ACCOUNTS:
 Policyowners' equity:
   Global sub-account
   (7,574,714.290770 units;
   $18.613640 unit value)  ......    $140,993,005
                                     ------------
   Total equity   ...............    $140,993,005
                                     ============

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $   744,580
  Capital gain distributions  .........         971,067
                                            -----------
                                              1,715,647
EXPENSES:
  Mortality and expense risk charges            741,035
                                            -----------
   Net investment income (loss)  ......         974,612
                                            -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         675,993
  Unrealized appreciation
        (depreciation)  ...............      21,291,865
                                            -----------
   Net gain (loss) on investments   ...      21,967,858
                                            -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $22,942,470
                                            ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    974,612          $ 6,524,214
 Net gain (loss) on investments  .......................................         21,967,858            6,374,264
                                                                               ------------          -----------
 Net increase (decrease) in equity accounts resulting from operations            22,942,470           12,898,478
                                                                               ------------          -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................         48,311,852           43,696,555
                                                                               ------------          -----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................          8,732,359            6,463,101
  Policy loans .........................................................          2,114,496            1,465,510
  Surrender benefits ...................................................          2,479,374            2,225,874
  Death benefits  ......................................................             94,171               62,009
                                                                               ------------          -----------
                                                                                 13,420,400           10,216,494
                                                                               ------------          -----------
  Increase (decrease) in equity accounts from capital unit transactions          34,891,452           33,480,061
                                                                               ------------          -----------
  Net increase (decrease) in equity accounts ...........................         57,833,922           46,378,539
  Depositors' equity contribution (redemption)  ........................                  0             (268,153)
EQUITY ACCOUNTS:
 Beginning of period ...................................................         83,159,083           37,048,697
                                                                               ------------          -----------
 End of period .........................................................       $140,993,005          $83,159,083
                                                                               ============          ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                              GLOBAL SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                            December 31
                                                September 30  ---------------------------------------
                                                    1997        1996         1995        1994(e)
                                                ------------- ------------ ------------ -------------
Accumulation unit value, beginning of period      $  15.13     $   11.95    $    9.80     $  10.00
 Income from operations:
  Net investment income (loss)  ...............        .14          1.50          .45          .71
  Net realized and unrealized
    gain (loss) on investments  ...............       3.34          1.68         1.70       (  .91)
                                                  --------     ---------    ---------     --------
   Total income (loss) from operations   ......       3.48          3.18         2.15       (  .20)
                                                  --------     ---------    ---------     --------
Accumulation unit value, end of period   ......   $  18.61     $   15.13    $   11.95     $   9.80
                                                  ========     =========    =========     ========
Total return(a)  ..............................      23.04%        26.60%       21.96%      ( 2.02%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $140,993     $  83,159    $  37,049     $ 21,672
 Ratio of net investment income (loss) to
   average net assets(b)  .....................       1.17%        11.09%        4.25%        8.86%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                    STRATEGIC TOTAL RETURN SUB-ACCOUNT (A)

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                       September 30, 1997
                                       -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Strategic Total Return Portfolio
   (4,576,916.538 shares;
   cost $57,360,147)..................     $76,849,078
 Accrued transfers from (to)
     depositor - net   ...............          71,090
                                           -----------
   Total assets  .....................      76,920,168
                                           -----------
LIABILITIES:  ........................           1,887
                                           -----------
   Total net assets ..................     $76,918,281
                                           ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Strategic Total Return sub-account
   (4,099,538.586476 units;
   $18.762668 unit value) ............     $76,918,281
                                           -----------
   Total equity  .....................     $76,918,281
                                           ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................    $   103,034
  Capital gain distributions  .........        158,508
                                           -----------
                                               261,542
EXPENSES:
  Mortality and expense risk charges           437,700
                                           -----------
   Net investment income (loss)  ......       (176,158)
                                           -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......        395,148
  Unrealized appreciation
        (depreciation)  ...............     11,755,948
                                           -----------
   Net gain (loss) on investments   ...     12,151,096
                                           -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................    $11,974,938
                                           ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $  (176,158)          $ 2,645,668
 Net gain (loss) on investments  .......................................        12,151,096             3,635,535
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts resulting from operations          11,974,938             6,281,203
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        16,083,143            16,832,424
                                                                               -----------           -----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................         4,358,914             4,528,541
  Policy loans .........................................................         1,046,427               920,628
  Surrender benefits ...................................................         1,534,861             1,300,527
  Death benefits  ......................................................            99,325               112,479
                                                                               -----------           -----------
                                                                                 7,039,527             6,862,175
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions          9,043,616             9,970,249
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................        21,018,554            16,251,452
EQUITY ACCOUNTS:
 Beginning of period ...................................................        55,899,727            39,648,275
                                                                               -----------           -----------
 End of period .........................................................       $76,918,281           $55,899,727
                                                                               ===========           ===========

(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                      STRATEGIC TOTAL RETURN SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                  December 31
                                                September 30  ----------------------------------------------------
                                                    1997        1996         1995         1994         1993(d)
                                                ------------- ------------ ------------ ------------- ------------
Accumulation unit value, beginning of period      $  15.66     $   13.74    $   11.12     $  11.28     $   10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .04)          .82          .68          .18           .19
  Net realized and unrealized
    gain (loss) on investments  ...............       3.14          1.10         1.94       (  .34)         1.09
                                                  --------     ---------    ---------     --------     ---------
   Total income (loss) from operations   ......       3.10          1.92         2.62       (  .16)         1.28
                                                  --------     ---------    ---------     --------     ---------
Accumulation unit value, end of period   ......   $  18.76     $   15.66    $   13.74     $  11.12     $   11.28
                                                  ========     =========    =========     ========     =========
Total return(a)  ..............................      19.82%        13.97%       23.55%      ( 1.42%)       12.81%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $ 76,918     $  55,900    $  39,648     $ 23,649     $  13,343
 Ratio of net investment income (loss) to
   average net assets(b)  .....................     ( 0.36)%        5.76%        5.47%        1.93%         2.27%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          EMERGING GROWTH SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Emerging Growth Portfolio
   7,057,187.517 shares;
   cost $110,794,080)............    $166,181,036
 Accrued transfers from (to)
     depositor - net ............          66,132
                                     ------------
   Total assets   ...............     166,247,168
                                     ------------
LIABILITIES:   ..................           4,081
                                     ------------
   Total net assets  ............    $166,243,087
                                     ============
EQUITY ACCOUNTS:
 Policyowners' equity:
   Emerging Growth sub-account
   (6,686,647.961311 units;
   $24.861947 unit value)  ......    $166,243,087
                                     ------------
   Total equity   ...............    $166,243,087
                                     ============

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................    $         0
  Capital gain distributions  .........        749,646
                                           -----------
                                               749,646
EXPENSES:
  Mortality and expense risk charges           849,777
                                           -----------
   Net investment income (loss)  ......       (100,131)
                                           -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......      1,318,955
  Unrealized appreciation
        (depreciation)  ...............     32,864,088
                                           -----------
   Net gain (loss) on investments   ...     34,183,043
                                           -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................    $34,082,912
                                           ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended       Period Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................      $   (100,131)          $  3,934,952
 Net gain (loss) on investments  .......................................        34,183,043              9,284,053
                                                                              ------------           ------------
 Net increase (decrease) in equity accounts resulting from operations           34,082,912             13,219,005
                                                                              ------------           ------------
EQUITY TRANSACTIONS:
Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        40,143,911             40,944,477
                                                                              ------------           ------------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................        10,374,194              9,201,102
  Policy loans .........................................................         2,574,981              2,095,860
  Surrender benefits ...................................................         2,840,916              2,754,328
  Death benefits  ......................................................           118,818                 91,972
                                                                              ------------           ------------
                                                                                15,908,909             14,143,262
                                                                              ------------           ------------
  Increase (decrease) in equity accounts from capital unit transactions         24,235,002             26,801,215
                                                                              ------------           ------------
  Net increase (decrease) in equity accounts ...........................        58,317,914             40,020,220
EQUITY ACCOUNTS:
 Beginning of period ...................................................       107,925,173             67,904,953
                                                                              ------------           ------------
 End of period .........................................................      $166,243,087           $107,925,173
                                                                              ============           ============

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          EMERGING GROWTH SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                   December 31
                                                September 30  -----------------------------------------------------
                                                    1997         1996        1995         1994         1993(d)
                                                ------------- ------------ ------------ ------------- -------------
Accumulation unit value, beginning of period      $  19.51     $  16.56     $   11.38     $  12.40      $  10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .02)         .82           .65       (  .09)       (  .09)
  Net realized and unrealized
    gain (loss) on investments  ...............       5.37         2.13          4.53       (  .93)         2.49
                                                  --------     --------     ---------     --------      --------
   Total income (loss) from operations   ......       5.35         2.95          5.18       ( 1.02)         2.40
                                                  --------     --------     ---------     --------      --------
Accumulation unit value, end of period   ......   $  24.86     $  19.51     $   16.56     $  11.38      $  12.40
                                                  ========     ========     =========     ========      ========
Total return(a)  ..............................      27.43%       17.82%        45.49%      ( 8.18%)       23.96%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $166,243     $107,925     $  67,905     $ 36,687      $ 18,620
 Ratio of net investment income (loss) to
   average net assets(b)  .....................     ( 0.11%)       4.51%         4.66%      ( 0.86%)      ( 0.92%)

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.


























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                         AGGRESSIVE GROWTH SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Aggressive Growth Portfolio
   (4,989,396.934 shares;
   cost $69,928,239) ............     $90,571,430
 Accrued transfers from (to)
     depositor - net ............          15,959
                                      -----------
   Total assets   ...............      90,587,389
                                      -----------
LIABILITIES:   ..................           2,238
                                      -----------
   Total net assets  ............     $90,585,151
                                      ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Aggressive Growth sub-account
   (4,816,335.711588 units;
   $18.807898 unit value)  ......     $90,585,151
                                      -----------
   Total equity   ...............     $90,585,151
                                      ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................    $         0
  Capital gain distributions  .........        464,060
                                           -----------
                                               464,060
EXPENSES:
  Mortality and expense risk charges           471,484
                                           -----------
   Net investment income (loss)  ......         (7,424)
                                           -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......        796,354
  Unrealized appreciation
        (depreciation)  ...............     17,082,476
                                           -----------
   Net gain (loss) on investments   ...     17,878,830
                                           -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................    $17,871,406
                                           ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended       Period Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    (7,424)          $ 1,138,792
 Net gain (loss) on investments  .......................................        17,878,830             2,797,147
                                                                               -----------           -----------
 Net increase (decrease) in equity accounts resulting from operations           17,871,406             3,935,939
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        28,302,321            26,224,213
                                                                               -----------           -----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................         7,032,417             6,412,799
  Policy loans .........................................................         1,290,409               863,340
  Surrender benefits ...................................................         1,646,992             1,349,932
  Death benefits  ......................................................            26,998                29,810
                                                                               -----------           -----------
                                                                                 9,996,816             8,655,881
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions         18,305,505            17,568,332
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................        36,176,911            21,504,271
EQUITY ACCOUNTS:
 Beginning of period ...................................................        54,408,240            32,903,969
                                                                               -----------           -----------
 End of period .........................................................       $90,585,151           $54,408,240
                                                                               ===========           ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                         AGGRESSIVE GROWTH SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                            December 31
                                                September 30  ---------------------------------------
                                                    1997        1996         1995        1994(e)
                                                ------------- ------------ ------------ -------------
Accumulation unit value, beginning of period      $  14.70     $   13.43    $    9.82     $  10.00
 Income from operations:
  Net investment income (loss)  ...............        .00           .36          .37       (  .06)
  Net realized and unrealized
    gain (loss) on investments  ...............       4.11           .91         3.24       (  .12)
                                                  --------     ---------    ---------     --------
   Total income (loss) from operations   ......       4.11          1.27         3.61       (  .18)
                                                  --------     ---------    ---------     --------
Accumulation unit value, end of period   ......   $  18.81     $   14.70    $   13.43     $   9.82
                                                  ========     =========    =========     ========
Total return(a)  ..............................      27.98%         9.46%       36.79%      ( 1.85%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $ 90,585     $  54,408    $  32,904     $  8,909
 Ratio of net investment income (loss) to
   average net assets(b)  .....................     ( 0.01%)        2.65%        2.93%      ( 0.72%)

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                             BALANCED SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Balanced Portfolio
   (739,683.639 shares;
   cost $8,062,184)  ............     $9,757,771
 Accrued transfers from (to)
     depositor - net ............          8,936
                                      ----------
   Total assets   ...............      9,766,707
                                      ----------
LIABILITIES:   ..................            239
                                      ----------
   Total net assets  ............     $9,766,468
                                      ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Balanced sub-account
   (687,514.514365 units;
   $14.205471 unit value)  ......     $9,766,468
                                      ----------
   Total equity   ...............     $9,766,468
                                      ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $   37,522
  Capital gain distributions  .........         59,592
                                            ----------
                                                97,114
                                            ----------
EXPENSES:
  Mortality and expense risk charges            53,300
                                            ----------
   Net investment income (loss)  ......         43,814
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         68,447
  Unrealized appreciation
        (depreciation)  ...............      1,131,384
                                            ----------
   Net gain (loss) on investments   ...      1,199,831
                                            ----------
    Net increase (decrease) in net
             assets
resulting from operations  ............     $1,243,645
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended       Period Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................        $   43,814           $  153,790
 Net gain (loss) on investments  .......................................         1,199,831              341,121
                                                                                ----------           ----------
 Net increase (decrease) in equity accounts resulting from operations            1,243,645              494,911
                                                                                ----------           ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................         3,017,187            3,089,782
                                                                                ----------           ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           674,954              575,594
  Policy loans .........................................................           136,005               77,586
  Surrender benefits ...................................................            99,888               84,857
  Death benefits  ......................................................             1,431                3,961
                                                                                ----------           ----------
                                                                                   912,278              741,998
                                                                                ----------           ----------
  Increase (decrease) in equity accounts from capital unit transactions          2,104,909            2,347,784
                                                                                ----------           ----------
  Net increase (decrease) in equity accounts ...........................         3,348,554            2,842,695
 Depositor's equity contribution (redemption)   ........................                 0             (220,175)
EQUITY ACCOUNTS:
 Beginning of period ...................................................         6,417,914            3,795,394
                                                                                ----------           ----------
 End of period .........................................................        $9,766,468           $6,417,914
                                                                                ==========           ==========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                             BALANCED SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                            December 31
                                                September 30  ---------------------------------------
                                                    1997       1996         1995         1994(e)
                                                ------------- ------------ ------------ -------------
Accumulation unit value, beginning of period     $   12.21     $   11.13    $    9.37     $  10.00
 Income from operations:
  Net investment income (loss)  ...............        .07           .36          .37          .22
  Net realized and unrealized
    gain (loss) on investments  ...............       1.93           .72         1.39       (  .85)
                                                 ---------     ---------    ---------     --------
   Total income (loss) from operations   ......       2.00          1.08         1.76       (  .63)
                                                 ---------     ---------    ---------     --------
Accumulation unit value, end of period   ......  $   14.21     $   12.21    $   11.13     $   9.37
                                                 =========     =========    =========     ========
Total return(a)  ..............................      16.36%         9.73%       18.73%      ( 6.29%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $   9,766     $   6,418    $   3,795     $  2,145
 Ratio of net investment income (loss) to
   average net assets(b)  .....................       0.73%         3.18%        3.59%        3.06%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                        GROWTH & INCOME SUB-ACCOUNT (A)

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Growth & Income Portfolio
   (546,958.391 shares;
   cost $6,281,297)  ............     $7,222,213
 Accrued transfers from (to)
     depositor - net ............         10,061
                                      ----------
   Total assets   ...............      7,232,274
                                      ----------
LIABILITIES:   ..................            177
                                      ----------
   Total net assets  ............     $7,232,097
                                      ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Growth & Income sub-account
   (490,659.777004 units;
   $14.739536 unit value)  ......     $7,232,097
                                      ----------
   Total equity   ...............     $7,232,097
                                      ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
 Dividend income  .....................      $ 14,590
 Capital gain distributions   .........        79,136
                                             --------
                                               93,726
EXPENSES:
  Mortality and expense risk charges           40,984
                                             --------
   Net investment income (loss)  ......        52,742
                                             --------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......       117,474
  Unrealized appreciation
        (depreciation)  ...............       604,963
                                             --------
   Net gain (loss) on investments   ...       722,437
                                             --------
    Net increase (decrease) in
             net assets resulting
from operations   .....................      $775,179
                                             ========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended       Period Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................        $   52,742           $  245,624
 Net gain (loss) on investments  .......................................           722,437              210,007
                                                                                ----------           ----------
 Net increase (decrease) in equity accounts resulting from operations              775,179              455,631
                                                                                ----------           ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):  ..............................
  Net payments (redemptions)  ..........................................         1,781,142            3,245,136
                                                                                ----------           ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           513,495              439,973
  Policy loans .........................................................           115,491               72,641
  Surrender benefits ...................................................           187,862               82,531
  Death benefits  ......................................................             8,086                3,350
                                                                                ----------           ----------
                                                                                   824,934              598,495
                                                                                ----------           ----------
  Increase (decrease) in equity accounts from capital unit transactions            956,208            2,646,641
                                                                                ----------           ----------
  Net increase (decrease) in equity accounts ...........................         1,731,387            3,102,272
 Depositor's equity contribution (redemption)   ........................                 0             (232,644)
EQUITY ACCOUNTS:
 Beginning of period ...................................................         5,500,710            2,631,082
                                                                                ----------           ----------
 End of period .........................................................         7,232,097           $5,500,710
                                                                                ==========           ==========

(a) Prior to May 1, 1997, this sub-account was known as Utility.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          GROWTH & INCOME SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                            December 31
                                                September 30  ---------------------------------------
                                                    1997       1996         1995         1994(e)
                                                ------------- ------------ ------------ -------------
Accumulation unit value, beginning of period     $   13.03     $   11.77    $    9.49     $  10.00
 Income from operations:
  Net investment income (loss)  ...............        .12           .76          .49          .29
  Net realized and unrealized
    gain (loss) on investments  ...............       1.59           .50         1.79       (  .80)
                                                 ---------     ---------    ---------     --------
   Total income (loss) from operations   ......       1.71          1.26         2.28       (  .51)
                                                 ---------     ---------    ---------     --------
Accumulation unit value, end of period   ......  $   14.74     $   13.03    $   11.77     $   9.49
                                                 =========     =========    =========     ========
Total return(a)  ..............................      13.14%        10.64%       24.14%      ( 5.15%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $   7,232     $   5,501    $   2,361     $  1,215
 Ratio of net investment income (loss) to
   average net assets(b)  .....................       1.15%         6.38%        4.57%        3.71%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                     TACTICAL ASSET ALLOCATION SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                        September 30, 1997
                                        -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Tactical Asset Allocation Portfolio
   (1,844,591.450 shares;
   cost $22,442,581) ..................     $26,845,304
 Accrued transfers from (to)
     depositor - net ..................          56,095
                                            -----------
   Total assets   .....................      26,901,399
                                            -----------
LIABILITIES:   ........................             659
                                            -----------
   Total net assets  ..................     $26,900,740
                                            ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Tactical Asset Allocation
   sub-account (1,723,712.692606
   units; $15.606278unit value)  ......     $26,900,740
                                            -----------
   Total equity   .....................     $26,900,740
                                            ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $   52,773
  Capital gain distributions  .........        143,908
                                            ----------
                                               196,681
EXPENSES:
  Mortality and expense risk charges           147,533
                                            ----------
   Net investment income (loss)  ......         49,148
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......        283,787
  Change in unrealized appreciation
        (depreciation)  ...............      2,936,912
                                            ----------
   Net gain (loss) on investments   ...      3,220,699
                                            ----------
    Net increase (decrease) in
             equity accounts resulting
from operations   .....................     $3,269,847
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    49,148           $   584,042
 Net gain (loss) on investments  .......................................         3,220,699             1,178,927
                                                                               -----------           -----------
 Net increase (decrease) in equity accounts resulting from operations            3,269,847             1,762,969
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)   .................................         8,116,988             9,061,824
                                                                               -----------           -----------
 Less cost of units redeemed:
  Administrative charges   .............................................         1,543,003             1,134,737
  Policy loans .........................................................           332,772               306,304
  Surrender benefits ...................................................           516,512               865,689
  Death benefits  ......................................................            39,642                18,086
                                                                               -----------           -----------
                                                                                 2,431,929             2,324,816
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions          5,685,059             6,737,008
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................         8,954,906             8,499,977
EQUITY ACCOUNTS:
 Beginning of period ...................................................        17,945,834             9,445,857
                                                                               -----------           -----------
 End of period .........................................................       $26,900,740           $17,945,834
                                                                               ===========           ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                     TACTICAL ASSET ALLOCATION SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                     December 31
                                                September 30  -------------------------
                                                    1997        1996       1995(f)
                                                ------------- ------------ ------------
Accumulation unit value, beginning of period     $   13.50     $   11.90    $   10.00
 Income from operations:
  Net investment income (loss)  ...............        .04           .53          .61
  Net realized and unrealized
    gain (loss) on investments  ...............       2.07          1.07         1.29
                                                 ---------     ---------    ---------
   Total income (loss) from operations   ......       2.11          1.60         1.90
                                                 ---------     ---------    ---------
Accumulation unit value, end of period   ......  $   15.61     $   13.50    $   11.90
                                                 =========     =========    =========
Total return(a)  ..............................      15.62%        13.40%       19.03%
Ratios and supplemental data:
  Net assets at end of period (in thousands)     $  26,901     $  17,946    $   9,446
  Ratio of net investment income (loss) to
    average net assets(b) .....................       0.30%         4.35%        5.47%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          C.A.S.E. GROWTH SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   C.A.S.E. Growth Portfolio
   (630,714.519 shares;
   cost $8,639,769)  ............     $10,428,435
 Accrued transfers from (to)
     depositor - net ............          46,584
                                      -----------
   Total assets   ...............      10,475,019
                                      -----------
LIABILITIES:   ..................             259
                                      -----------
   Total net assets  ............     $10,474,760
                                      ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   C.A.S.E. Growth sub-account
   (787,147.241092 units;
   $13.307244 unit value)  ......     $10,474,760
                                      -----------
   Total equity   ...............     $10,474,760
                                      ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $    2,199
  Capital gain distributions  .........         36,019
                                            ----------
                                                38,218
EXPENSES:
  Mortality and expense risk charges            44,833
                                            ----------
   Net investment income (loss)  ......         (6,615)
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         53,462
  Unrealized appreciation
        (depreciation)  ...............      1,566,921
                                            ----------
   Net gain (loss) on investments   ...      1,620,383
                                            ----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $1,613,768
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Period Ended
                                                                           September 30, 1997     December 31, 1996*
                                                                           --------------------   -------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    (6,615)           $   70,246
 Net gain (loss) on investments  .......................................         1,620,383               227,803
                                                                               -----------            ----------
 Net increase (decrease) in equity accounts resulting from operations            1,613,768               298,049
                                                                               -----------            ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed):  .................................         5,241,571             4,302,715
                                                                               -----------            ----------
 Less cost of units redeemed:
  Administrative charges   .............................................           606,696               140,145
  Policy loans .........................................................           105,418                 7,028
  Surrender benefits ...................................................           109,755                12,276
  Death benefits  ......................................................                79                     0
                                                                               -----------            ----------
                                                                                   821,948               159,449
                                                                               -----------            ----------
  Increase (decrease) in equity accounts from capital unit transactions          4,419,623             4,143,266
                                                                               -----------            ----------
  Net increase (decrease) in equity accounts ...........................         6,033,391             4,441,315
 Depositors' equity contribution (redemption)   ........................           (24,946)               25,000
EQUITY ACCOUNTS:
 Beginning of period ...................................................         4,466,315                     0
                                                                               -----------            ----------
 End of period .........................................................       $10,474,760            $4,466,315
                                                                               ===========            ==========

* The inception date of this sub-account was May 1, 1996.





The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          C.A.S.E. GROWTH SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                September 30   December 31
                                                    1997         1996(g)
                                                -------------- ------------
Accumulation unit value, beginning of period      $  10.81      $   10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .01)           .37
  Net realized and unrealized
    gain (loss) on investments  ...............       2.51            .44
                                                  --------      ---------
   Total income (loss) from operations   ......       2.50            .81
                                                  --------      ---------
Accumulation unit value, end of period   ......   $  13.31      $   10.81
                                                  ========      =========
Total return(a)  ..............................      23.11%          8.09%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $ 10,475      $   4,466
 Ratio of net investment income (loss) to
   average net assets(b)  .....................     ( 0.13%)         6.11%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.




























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                           VALUE EQUITY SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Value Equity Portfolio
   (1,578,236.709 shares;
   cost $18,570,376) ............     $22,268,655
 Accrued transfers from (to)
     depositor - net ............          69,917
                                      -----------
   Total assets   ...............      22,338,572
                                      -----------
LIABILITIES:   ..................             548
                                      -----------
   Total net assets  ............     $22,338,024
                                      ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Value Equity sub-account
   (1,595,234.009808 units;
   $14.002976 unit value)  ......     $22,338,024
                                      -----------
   Total equity   ...............     $22,338,024
                                      ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $    7,477
  Capital gain distributions  .........              0
                                            ----------
                                                 7,477
                                            ----------
EXPENSES:
  Mortality and expense risk charges            99,998
                                            ----------
   Net investment income (loss)  ......        (92,521)
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......        235,523
  Unrealized appreciation
        (depreciation)  ...............      3,164,935
                                            ----------
   Net gain (loss) on investments   ...      3,400,458
                                            ----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $3,307,937
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Period Ended
                                                                           September 30, 1997     December 31, 1996*
                                                                           --------------------   -------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $   (92,521)           $   18,724
 Net gain (loss) on investments  .......................................         3,400,458               603,734
                                                                               -----------            ----------
 Net increase (decrease) in equity accounts resulting from operations            3,307,937               622,458
                                                                               -----------            ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        11,819,354             8,292,350
                                                                               -----------            ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           767,914               152,948
  Policy loans .........................................................           375,925                36,190
  Surrender benefits ...................................................           302,774                38,448
  Death benefits  ......................................................               254                     0
                                                                               -----------            ----------
                                                                                 1,446,867               227,586
                                                                               -----------            ----------
  Increase (decrease) in equity accounts from capital unit transactions         10,372,487             8,064,764
                                                                               -----------            ----------
  Net increase (decrease) in equity accounts ...........................        13,680,424             8,687,222
 Depositors' equity contribution (redemption)   ........................          (229,622)              200,000
EQUITY ACCOUNTS:
 Beginning of period ...................................................         8,887,222                     0
                                                                               -----------            ----------
 End of period .........................................................       $22,338,024            $8,887,222
                                                                               ===========            ==========

* The inception date of this sub-account was May 1, 1996.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                           VALUE EQUITY SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                September 30   December 31
                                                    1997         1996(g)
                                                -------------- ------------
Accumulation unit value, beginning of period      $  11.25      $   10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .07)           .05
  Net realized and unrealized
    gain (loss) on investments  ...............       2.82           1.20
                                                  --------      ---------
   Total income (loss) from operations   ......       2.75           1.25
                                                  --------      ---------
Accumulation unit value, end of period   ......   $  14.00      $   11.25
                                                  ========      =========
Total return (a) ..............................      24.46%         12.51%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $ 22,338      $   8,887
 Ratio of net investment income to
   average net assets (b) .....................     ( 0.82%)         0.77%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.




























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                       INTERNATIONAL EQUITY SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                     September 30, 1997
                                     -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   International Equity Portfolio
   (shares 165,252.213;
   cost $1,840,097)  ...............     $1,900,165
 Accrued transfers from (to)
     depositor - net ...............          5,194
                                         ----------
   Total assets   ..................      1,905,359
                                         ----------
LIABILITIES:   .....................             46
                                         ----------
   Total net assets  ...............     $1,905,313
                                         ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   International Equity sub-account
   (166,809.516700 units;
   $11.422091 unit value)  .........     $1,905,313
                                         ----------
   Total equity   ..................     $1,905,313
                                         ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................      $      0
  Capital gain distributions  .........             0
                                             --------
                                                    0
EXPENSES:
  Mortality and expense risk charges            8,940
                                             --------
   Net investment income (loss)  ......        (8,940)
                                             --------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......       119,248
  Unrealized appreciation
        (depreciation)  ...............        60,068
                                             --------
   Net gain (loss) on investments   ...       179,316
                                             --------
    Net increase (decrease) in
             net assets resulting
from operations   .....................      $170,376
                                             ========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended
                                                                           September 30, 1997*
                                                                           --------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $   (8,940)
 Net gain (loss) on investments  .......................................          179,316
                                                                               ----------
 Net increase (decrease) in equity accounts resulting from operations             170,376
                                                                               ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        1,864,196
                                                                               ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           61,373
  Policy loans .........................................................           48,746
  Surrender benefits ...................................................           12,841
  Death benefits  ......................................................                0
                                                                               ----------
                                                                                  122,960
                                                                               ----------
  Increase (decrease) in equity accounts from capital unit transactions         1,741,236
                                                                               ----------
  Net increase (decrease) in equity accounts ...........................        1,911,612
 Depositor's equity contribution (redemption)   ........................           (6,299)
EQUITY ACCOUNTS:
 Beginning of period ...................................................                0
                                                                               ----------
 End of period .........................................................       $1,905,313
                                                                               ==========

* The inception date of this sub-account was January 2, 1997.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                       INTERNATIONAL EQUITY SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                September 30
                                                  1997(h)
                                                -------------
Accumulation unit value, beginning of period      $  10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .07)
  Net realized and unrealized
    gain (loss) on investments  ...............       1.49
                                                  --------
   Total income (loss) from operations   ......       1.42
                                                  --------
Accumulation unit value, end of period   ......   $  11.42
                                                  ========
Total return (a) ..............................      14.22%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $  1,905
 Ratio of net investment income to
   average net assets (b) .....................     ( 0.89%)

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.




























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                            U.S. EQUITY SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   U.S. Equity Portfolio
   (shares 160,804.390;
   cost $1,837,148)  ............     $1,996,870
 Accrued transfers from (to)
     depositor - net ............         27,434
                                      ----------
   Total assets   ...............      2,024,304
                                      ----------
LIABILITIES:   ..................             49
                                      ----------
   Total net assets  ............     $2,024,255
                                      ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   U.S. Equity sub-account
   (164,100.336032 units;
   $12.335473 unit value)  ......     $2,024,255
                                      ----------
   Total equity   ...............     $2,024,255
                                      ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................      $      0
  Capital gain distributions  .........             0
                                             --------
                                                    0
EXPENSES:
  Mortality and expense risk charges            5,637
                                             --------
   Net investment income (loss)  ......        (5,637)
                                             --------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         8,890
  Unrealized appreciation
        (depreciation)  ...............       159,722
                                             --------
   Net gain (loss) on investments   ...       168,612
                                             --------
    Net increase (decrease) in
             net assets resulting
from operations   .....................      $162,975
                                             ========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended
                                                                           September 30, 1997*
                                                                           --------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $   (5,637)
 Net gain (loss) on investments  .......................................          168,612
                                                                               ----------
 Net increase (decrease) in equity accounts resulting from operations             162,975
                                                                               ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        1,954,362
                                                                               ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           40,925
  Policy loans .........................................................           49,335
  Surrender benefits ...................................................            5,296
  Death benefits  ......................................................               36
                                                                               ----------
                                                                                   95,592
                                                                               ----------
  Increase (decrease) in equity accounts from capital unit transactions         1,858,770
                                                                               ----------
  Net increase (decrease) in equity accounts ...........................        2,021,745
 Depositor's equity contribution (redemption)   ........................            2,510
EQUITY ACCOUNTS:
 Beginning of period ...................................................                0
                                                                               ----------
 End of period .........................................................       $2,024,255
                                                                               ==========

* The inception date of this sub-account was January 2, 1997.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                            U.S. EQUITY SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                              September 30
                                                1997(h)
                                              -------------
Accumulation unit value, beginning of period    $  10.00
 Income from operations:
  Net investment income (loss)   ............     (  .08)
  Net realized and unrealized
    gain (loss) on investments   ............       2.42
                                                --------
   Total income (loss) from operations ......       2.34
                                                --------
Accumulation unit value, end of period ......   $  12.34
                                                ========
Total return   ..............................      23.35%
Ratios and supplemental data:
  Net assets at end of period (in thousands)    $  2,024
  Ratio of net investment income to
    average net assets  .....................     ( 0.89%)

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.




NOTES TO SELECTED PER UNIT DATA AND RATIOS
(a) For periods less than one year, the total return is not annualized.
(b) For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c) The inception date of this Sub-Account was December 3, 1992.
(d) The inception date of this Sub-Account was March 1, 1993.
(e) The inception date of this Sub-Account was March 1, 1994.
(f) The inception date of this Sub-Account was January 3, 1995.
(g) The inception date of this Sub-Account was May 1, 1996.
(h) The inception date of this Sub-Account was January 2, 1997.















The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                       NOTES TO THE FINANCIAL STATEMENTS

                                  (UNAUDITED)

SEPTEMBER 30, 1997

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


WRL Series Life Account (the "Life Account") was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains fifteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These portfolios and their respective investment management organizations are as follows:


Portfolio                  Investment Manager
------------------------   ------------------------------
Money Market               J.P. Morgan Investment
                           Management Inc.
Bond                       Janus Capital Corporation
                           ("JCC")
Growth                     JCC
Short-to-Intermediate      AEGON USA Investment
   Government              Management, Inc.
                           ("AIMI")
Global                     JCC
Strategic Total Return     Luther King Capital
                           Management Corporation
Emerging Growth            Van Kampen American
                           Capital Asset
                           Management, Inc.
Aggressive Growth          Fred Alger Management, Inc.
Balanced                   AIMI
Growth & Income            Federated Investment
                           Counseling
Tactical Asset             Dean Investment
   Allocation              Associates
C.A.S.E. Growth            C.A.S.E. Management, Inc.
Value Equity               NWQ Investment
                           Management
                           Company, Inc.
International Equity       Scottish Equitable Investment
                           Management, Ltd. and
                           GE Investment
                           Management, Inc.
U.S. Equity                GE Investment
                           Management, Inc.

WRL and AIMI are indirectly wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

On January 2, 1997, WRL made an initial contribution of $400,000 to the Life Account, International Equity Sub-Account, for which WRL received 40,000.000000 units. On April 28, 1997, WRL redeemed the initial contribution in the Life Account, International Equity Sub-Account, for $406,299.


On January 2, 1997, WRL made an initial contribution of $200,000 to the Life Account, U.S. Equity Sub-Account, for which WRL received 20,000.000000 units. On April 28, 1997, WRL redeemed the initial contribution in the Life Account, U.S. Equity Sub-Account, for $197,490.


The Life Account holds assets to support the benefits under flexible premium variable universal life insurance policies (the "Policies") issued by WRL, which issued the first of such Policies on October 3, 1986. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.


The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.


A. VALUATION OF INVESTMENTS


      The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on September 30, 1997. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in first-out basis.


B. FEDERAL INCOME TAXES


      The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the

                            WRL SERIES LIFE ACCOUNT
                       NOTES TO THE FINANCIAL STATEMENTS
                                  (UNAUDITED)
                        SEPTEMBER 30, 1997--(CONTINUED)

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
                POLICIES--(CONTINUED)
      Code. Under current law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2 -- CHARGES AND DEDUCTIONS


Charges are assessed by WRL in connection with issuance and administration of the Policies.


A. POLICY CHARGES


      Under some forms of the Policies, sales and other administrative charges are deducted by WRL prior to allocation of policyowner payments to the sub-accounts. Thereafter, monthly administrative charges are deducted from the Sub-Accounts, some of which continue only during the first policy year. Contingent surrender charges may also apply.


      Under the other forms of the Policies, such "front-end" and other administrative charges are deducted prior to allocation of the initial premium payment but may reside as contingent surrender charges.


      Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.


B. LIFE-ACCOUNT CHARGES


      A daily charge equal to an annual rate of 0.90% of average daily net assets of the Life Account is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance and administration of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year.


NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS


Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Portfolios are typically declared and reinvested semi-annually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Life Account the next business day after declaration.


NOTE 4 -- OTHER MATTERS


As of September 30, 1997, the equity accounts include net unrealized appreciation (depreciation) on investments as follows:


Sub-Account
----------------------------------
Money Market                                  $N/A
Bond                                       501,000
Growth                                 153,872,400
Short-to-Intermediate Government            39,539
Global                                  30,381,501
Strategic Total Return                  19,488,931
Emerging Growth                         55,386,956
Aggressive Growth                       20,643,191
Balanced                                 1,695,587
Growth & Income                            940,916
Tactical Asset Allocation                4,402,723
C.A.S.E. Growth                          1,788,666
Value Equity                             3,698,279
International Equity                        60,068
U.S. Equity                                159,722

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                        BALANCE SHEET - STATUTORY BASIS
                           AS OF SEPTEMBER 30, 1997
                           (IN THOUSANDS)(UNAUDITED)


ADMITTED ASSETS
Cash and invested assets:
 Cash (deficit) and short-term investments  ....................................   $  (6,237)
 Bonds  ........................................................................     273,073
 Common stock, at market  ......................................................         516
 Mortgage loans on real estate  ................................................       4,853
 Home office properties, at cost less accumulated depreciation   ...............      14,365
 Policy loans ..................................................................      69,712
                                                                                   -----------
Total cash and invested assets  ................................................     356,282
Premiums deferred and uncollected  .............................................       1,811
Accrued investment income ......................................................       5,024
Receivable from affiliates   ...................................................       7,676
Transfers from separate accounts   .............................................     268,684
Other assets  ..................................................................       3,691
Separate account assets   ......................................................   4,815,635
                                                                                   -----------
Total admitted assets  .........................................................   $5,458,803
                                                                                   ===========
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life  ........................................................................   $ 194,165
  Annuity  .....................................................................     290,163
 Policy and contract claim reserves   ..........................................       8,680
 Other policyholders' funds  ...................................................       3,584
 Remittances and items not allocated  ..........................................      13,658
 Federal income taxes payable   ................................................         611
 Asset valuation reserve  ......................................................       4,552
 Interest maintenance reserve   ................................................       8,544
 Other liabilities  ............................................................      25,730
 Separate account liabilities   ................................................   4,810,546
                                                                                   -----------
Total liabilities   ............................................................   5,360,233
Capital and surplus:
 Common stock, $1.00 par value, 1,500 shares authorized, issued and outstanding        1,500
 Paid-in surplus ...............................................................      68,015
 Unassigned surplus ............................................................      29,055
                                                                                   -----------
Total capital and surplus ......................................................      98,570
                                                                                   -----------
Total liabilities and capital and surplus   ....................................   $5,458,803
                                                                                   ===========

                                      See note to financial statements

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   STATEMENT OF OPERATIONS - STATUTORY BASIS
                 FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997
                           (IN THOUSANDS)(UNAUDITED)


Revenues:
 Premiums and other considerations, net of reinsurance
  Life   ...........................................................................    $ 282,589
  Annuity   ........................................................................      641,923
 Net investment income  ............................................................       30,914
 Amortization of interest maintenance reserve   ....................................        1,176
 Commissions and expense allowances on reinsurance ceded ...........................            8
 Other income  .....................................................................          315
                                                                                        ---------
                                                                                          956,925
Benefits and expenses:
 Benefits paid or provided for:
  Life   ...........................................................................       18,591
  Surrender benefits ...............................................................      327,116
  Other benefits  ..................................................................       21,980
  Increase (decrease) in aggregate reserves for policies and contracts:
   Life  ...........................................................................       39,055
   Annuity  ........................................................................      (42,123)
   Other ...........................................................................          493
                                                                                        ---------
                                                                                          365,112
  Insurance expenses:
   Commissions .....................................................................      131,631
   General insurance expenses ......................................................       50,000
   Taxes, licenses and fees   ......................................................        9,543
   Transfer to separate accounts ...................................................      402,754
   Other expenses ..................................................................           14
                                                                                        ---------
                                                                                          593,942
                                                                                        ---------
                                                                                          959,054
                                                                                        ---------
 Loss from operations before federal income taxes and realized capital gains on            (2,129)
  investments
 Federal income tax expense   ......................................................        1,407
                                                                                        ---------
 Loss from operations before realized capital gains on investments   ...............       (3,536)
 Net realized capital gains on investments (net of related federal income taxes and amounts transferred to
   interest maintenance reserve) ...................................................        1,206
                                                                                        ---------
 Net loss   ........................................................................    $  (2,330)
                                                                                        =========

                                      See note to financial statements

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
         STATEMENT OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS
                           (IN THOUSANDS)(UNAUDITED)



                                                                                           Total
                                                                                          Capital
                                                    Common     Paid-in     Unassigned       and
                                                     Stock     Surplus      Surplus       Surplus
                                                    --------   ---------   ------------   -----------
Balance at January 1, 1997  .....................    $1,500     $68,015     $ 26,041       $ 95,556
 Net (loss)  ....................................         0           0       (2,330)        (2,330)
 Net unrealized gains losses  ..................          0           0         (232)          (232)
 Decrease in non-admitted assets  ...............         0           0          213            213
 Increase in asset valuation reserve ............         0           0        1,158          1,158
 Increase in surplus in separate accounts  ......         0           0          457            457
 Other adjustments ..............................         0           0        3,748          3,748
                                                     ------     -------     --------       --------
Balance at September 30, 1997  ..................    $1,500     $68,015     $ 29,055       $ 98,570
                                                     ======     =======     ========       ========

                                      See note to financial statements

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   STATEMENT OF CASH FLOWS - STATUTORY BASIS
                 FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997
                           (IN THOUSANDS)(UNAUDITED)


SOURCES OF CASH
Premiums and other considerations, net of reinsurance ............   $ 924,612
Net investment income   ..........................................      32,836
Other income   ...................................................       4,415
                                                                     ---------
                                                                       961,863
Life claims ......................................................     (18,630)
Surrender benefits and other fund withdrawals   ..................    (327,116)
Other benefits to policyholders  .................................     (21,847)
Commissions, other expenses and taxes  ...........................    (190,959)
Net transfers to separate accounts  ..............................    (466,844)
Dividends to policyholders .......................................         (25)
                                                                     ---------
Net cash used by operations   ....................................     (63,558)
Proceeds from investments sold, matured or repaid:
 Bonds and redeemable preferred stock  ...........................     108,115
 Mortgage loans on real estate   .................................       2,088
                                                                     ---------
Total cash from investments   ....................................     110,203
Other sources  ...................................................      19,309
                                                                     ---------
Total sources of cash   ..........................................      65,954
APPLICATIONS OF CASH
Cost of investments acquired:
 Bonds and redeemable preferred stock  ...........................      19,663
 Common stocks ...................................................         150
 Mortgage loans on real estate   .................................         892
 Real estate   ...................................................       6,403
 Net increase in policy loans ....................................      17,108
                                                                     ---------
Total investments acquired .......................................      44,216
Other applications, net ..........................................      30,455
                                                                     ---------
Total applications of cash .......................................      74,671
                                                                     ---------
Net change in cash and short-term investments   ..................      (8,717)
Cash and short-term investments at beginning of year  ............       2,480
                                                                     ---------
Cash (deficit) and short-term investments at end of period  ......   $  (6,237)
                                                                     =========

                        See note to financial statements

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                 NOTE TO FINANCIAL STATMENTS - STATUTURY BASIS

AS OF SEPTEMBER 30, 1997 (UNAUDITED)

NOTE 1 -- BASIS OF PRESENTATION


The accompanying unaudited statutory basis financial statements have been prepared in accordance with statutory accounting principles for interim financial information and the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all the information and notes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjust ments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine month period ended September 30, 1997 are not necessarily indicative of the results that may be expected for the year ended December 31, 1997. For further information, refer to the accompanying statutory basis financial statements and notes thereto for the year ended December 31, 1996.

                             WRL SERIES LIFE ACCOUNT
                          WRL FREEDOM EQUITY PROTECTOR

                        PROSPECTUS DATED MAY 1, 1997, AS
                          SUPPLEMENTED AUGUST 20, 1997

         Incorporated by reference herein is the above-referenced Prospectus dated May 1, 1997, as filed with Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 of WRL Series Life Account, File No. 33-31140 (April 18, 1997).

              WRL FREEDOM EQUITY PROTECTOR/registered trademark/
                              INDIVIDUAL FLEXIBLE
                             PREMIUM VARIABLE LIFE
                               INSURANCE POLICY


                                   Issued by
                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                              201 Highland Avenue
                             Largo, Florida 33770
                                (800) 851-9777
                                (813) 585-6565


     The individual flexible premium variable life insurance policy ("Policy") issued by Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and described in this Prospectus is designed to provide lifetime insurance protection and maximum flexibility in connection with premium payments and death benefits. A Policyowner may, subject to certain restrictions, vary the timing and amount of premium payments and increase or decrease the level of life insurance benefits payable under the Policy. This flexibility allows a Policyowner to provide for changing insurance needs under a single life insurance policy. The minimum Specified Amount for a Policy at issue is generally $50,000, declining to $25,000 after age 45.

     The Policy provides a death benefit payable at the Insured's death, and a Net Surrender Value that can be obtained by completely or partially surrendering the Policy. Net premiums are allocated according to the Policyowner's directions among the Sub-Accounts of the WRL Series Life Account ("Series Account"), or to a fixed interest account ("Fixed Account") or a combination of both. With respect to amounts allocated to Sub-Accounts of the Series Account, the amount of the death benefit may, and the Cash Value will, vary to reflect both the investment experience of the Sub-Accounts and the timing and amount of additional premium payments. However, as long as the Policy remains In Force, Western Reserve guarantees that the death benefit will never be less than the Specified Amount of the Policy. While additional premium payments are not required under the Policy, additional premium payments may be necessary to prevent Lapse if there is insufficient Net Surrender Value.

     The Policy provides a free-look period. The Policyowner may cancel the Policy within 10 days after the Policyowner receives it, or 10 days after Western Reserve mails or delivers a written notice of withdrawal right to the Policyowner, or within 45 days after signing the application, whichever is latest. Certain states require a free-look period longer than 10 days, either for all Policyowners or for certain classes of Policyowners.

     The assets of each Sub-Account of the Series Account will be invested solely in a corresponding Portfolio of the WRL Series Fund, Inc. (the "Fund"). The Prospectus for the Fund describes the investment objectives and the risks of investing in the Portfolios of the Fund corresponding to the Sub-Accounts currently available under the Policy. The Policyowner bears the entire investment risk for all amounts allocated to the Series Account; there is no guaranteed minimum Cash Value.

     It may not be to your advantage to replace existing insurance or supplement an existing flexible premium variable life insurance policy with a Policy described in this Prospectus.

     Please read this Prospectus and the Prospectus for the Fund carefully and retain for future reference.

THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION, AND THE POLICY IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.


     THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS FOR THE WRL SERIES FUND, INC. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN ALL STATES. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


                            Prospectus Dated January 1, 1998

                               TABLE OF CONTENTS





                                                         Page
                                                         -----
DEFINITIONS ..........................................      1
INTRODUCTION   .......................................      2
INVESTMENT EXPERIENCE INFORMATION   ..................      6
 Rates of Return  ....................................      7
 Death Benefit, Cash Value and Net Surrender
     Value Illustrations   ...........................      7
 Other Performance Data ..............................     11
WESTERN RESERVE AND THE
SERIES ACCOUNT .......................................     12
 Western Reserve Life Assurance Co.
     of Ohio   .......................................     12
 The Series Account  .................................     12
POLICY BENEFITS   ....................................     12
 Death Benefit .......................................     12
 When Insurance Coverage Takes Effect  ...............     15
 Terminal Illness Accelerated Death
     Benefit Rider   .................................     15
 Cash Value ..........................................     16
INVESTMENTS OF THE SERIES ACCOUNT   ..................     17
 WRL Series Fund, Inc.  ..............................     17
 Addition, Deletion, or Substitution
     of Investments  .................................     19
PAYMENT AND ALLOCATION OF PREMIUMS  ..................     20
 Issuance of a Policy   ..............................     20
 Premiums   ..........................................     20
 Allocation of Premiums and Cash Value ...............     21
 Dollar Cost Averaging  ..............................     22
 Asset Rebalancing Program ...........................     23
 Policy Lapse and Reinstatement  .....................     23
CHARGES AND DEDUCTIONS  ..............................     24
 Premium Expense Charge ..............................     24
 Contingent Surrender Charges ........................     24
 Cash Value Charges  .................................     25
 Optional Cash Value Charges  ........................     26
 Charges Against the Series Account ..................     26
 Expenses of the Fund   ..............................     27
 Group or Sponsored Policies  ........................     27
 Employee/Associate Policies  ........................     27
 Protector Plus Programsm  ...........................     28
POLICY RIGHTS  .......................................     28
 Loan Privileges  ....................................     28
 Surrender Privileges   ..............................     30
 Examination of Policy Privilege ("Free-Look")  ......     30
 Conversion Rights   .................................     30
 Benefits at Maturity   ..............................     30
 Payment of Policy Benefits   ........................     31


                                                         Page
                                                         -----
GENERAL PROVISIONS   .................................     31
 Postponement of Payments  ...........................     31
 The Contract  .......................................     31
 Suicide .............................................     31
 Incontestability ....................................     31
 Change of Owner or Beneficiary  .....................     32
 Assignment ..........................................     32
 Misstatement of Age or Sex   ........................     32
 Reports and Records .................................     32
 Optional Insurance Benefits  ........................     32
THE FIXED ACCOUNT ....................................     33
 Fixed Account Value .................................     33
 Minimum Guaranteed and Current
     Interest Rates  .................................     33
 Allocations, Transfers and Withdrawals   ............     34
DISTRIBUTION OF THE POLICIES  ........................     34
FEDERAL TAX MATTERS  .................................     34
 Introduction  .......................................     34
 Tax Charges   .......................................     35
 Tax Status of the Policy  ...........................     35
 Tax Treatment of Policy Benefits   ..................     35
 Employment-Related Benefit Plans   ..................     37
SAFEKEEPING OF THE SERIES
ACCOUNT'S ASSETS  ....................................     37
VOTING RIGHTS OF THE SERIES ACCOUNT ..................     37
STATE REGULATION OF WESTERN
RESERVE  .............................................     38
REINSURANCE ..........................................     38
EXECUTIVE OFFICERS AND DIRECTORS
OF WESTERN RESERVE   .................................     38
LEGAL MATTERS  .......................................     39
LEGAL PROCEEDINGS ....................................     39
EXPERTS  .............................................     39
ADDITIONAL INFORMATION  ..............................     39
INFORMATION ABOUT
WESTERN RESERVE'S
FINANCIAL STATEMENTS .................................     39
APPENDIX A - ILLUSTRATION
OF BENEFITS ..........................................     40
APPENDIX B - LONG TERM MARKET
TRENDS   .............................................     43
INDEX TO FINANCIAL
STATEMENTS  ..........................................     45


              The Policy is not available in the State of New York

                                  DEFINITIONS

      ACCOUNTS -- Allocation options including the Fixed Account and Sub-Accounts of the Series Account.

      ATTAINED AGE -- The Issue Age plus the number of completed Policy years.

      ANNIVERSARY -- The same day and month as the Policy Date for each succeeding year the Policy remains In Force.

      BENEFICIARY -- The person or persons specified by the Owner as entitled to receive the death benefit proceeds under the Policy.

CASH VALUE -- The sum of the values in each Sub-Account plus the Policy's value in the Fixed Account.

      FIXED ACCOUNT -- An allocation option other than the Series Account. The Fixed Account is part of Western Reserve's General Account. For Policies issued in New Jersey, the Fixed Account is used solely for Policy loans, and is not available for allocation of Net Premiums or transfers of Cash Value from the Sub-Accounts.

      FUND -- WRL Series Fund, Inc., a registered management investment company in which the assets of the Series Account are invested.

      GENERAL ACCOUNT -- The assets of Western Reserve other than those allocated to the Series Account or any other separate account.

      GUIDELINE PREMIUM -- The level annual premium payment necessary to provide the benefits selected by the Policyowner under the Policy through its Maturity Date, based on the particular facts relating to the Insured and certain assumptions allowed by law. The dollar amount of the Guideline Premium is shown on the Policy's Schedule Page.

      IN FORCE -- Condition under which the coverage is active and the Insured's life remains insured.

      INITIAL PREMIUM -- The amount which must be paid before coverage begins.

      INSURED -- The person whose life is insured under the Policy.

      ISSUE AGE -- Issue Age refers to the age on the Insured's birthday nearest the Policy Date.

      LAPSE -- Termination of the Policy at the end of the grace period.

      LOAN RESERVE -- A part of the Fixed Account to which amounts are transferred as collateral for Policy loans.

      MATURITY DATE -- The date when coverage under the Policy will terminate if the Insured is living and the Policy is In Force.

      MONTHLY ANNIVERSARY OR MONTHIVERSARY -- The same date in each succeeding month as the Policy Date. For purposes of the Series Account, whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed to be the next Valuation Date.


      NET SURRENDER VALUE -- The amount payable upon surrender of the Policy equal to the Cash Value as of the date of surrender less any surrender charge and less any outstanding Policy loan, plus unearned loan interest.


      NET PREMIUM -- The portion of the premium available for allocation to either the Fixed Account or the Sub-Accounts of the Series Account equal to the premium paid by the Policyowner less the applicable premium expense charges.

      OFFICE -- The administrative office of Western Reserve whose mailing address is P. O. Box 5068, Clearwater, Florida 34618-5068.

      PLANNED PERIODIC PREMIUM -- A scheduled premium of a level amount at a fixed interval over a specified period of time.

      POLICY -- The flexible premium variable life insurance policy offered by Western Reserve and described in this Prospectus.

      POLICY DATE -- The date set forth in the Policy when insurance coverage is effective and monthly deductions commence under the Policy. The Policy Date is used to determine Policy years and Policy Months. Policy Anniversaries are measured from the Policy Date.

      POLICY MONTH -- A month beginning on the Monthly Anniversary.

      POLICYOWNER ("OWNER") -- The person who owns the Policy and who may exercise all rights under the Policy while living.

      PORTFOLIO -- A separate investment portfolio of the Fund.

      RECORD DATE -- The date the Policy is recorded on the books of Western Reserve as an In Force Policy.

      SERIES ACCOUNT -- WRL Series Life Account, a separate investment account established by Western Reserve to receive and invest Net Premiums allocated under the Policy.

      SPECIFIED AMOUNT -- The minimum death benefit payable under the Policy as long as the Policy remains In Force. The death benefit proceeds will be reduced by any outstanding indebtedness and any due and unpaid charges.

      SUB-ACCOUNT -- A sub-division of the Series Account. Each Sub-Account invests exclusively in the shares of a specified Portfolio of the Fund.

      TERMINATION -- Condition when the Insured's life is no longer insured under the coverage provided.

      VALUATION DATE -- Each day on which the New York Stock Exchange is open for business.

      VALUATION PERIOD -- The period commencing at the end of one Valuation Date and continuing to the end of the next succeeding Valuation Date.

                                 INTRODUCTION

 1. WHAT IS THE DIFFERENCE BETWEEN THE POLICY AND A CONVENTIONAL FIXED-BENEFIT LIFE INSURANCE POLICY?

     Like conventional fixed-benefit life insurance, as long as the Policy remains In Force, the Policy will provide for: (1) the payment of a minimum death benefit to a Beneficiary upon the Insured's death; (2) the accumulation of Cash Value; and (3) surrender rights and Policy loan privileges.

     The Policy differs from conventional fixed-benefit life insurance by allowing Policyowners to allocate Net Premiums to one or more Sub-Accounts of the Series Account, or to the Fixed Account, or to a combination of both. (For Policies issued in New Jersey, the Fixed Account is not available for allocation of Net Premiums.) Each Sub-Account invests in a designated Portfolio of the Fund. The amount and/or duration of the life insurance coverage and the Cash Value of the Policy are not guaranteed and may increase or decrease depending upon the investment experience of the Sub-Accounts. Accordingly, the Policyowner bears the investment risk of any depreciation in value of the underlying assets of the Series Account but reaps the benefits of any appreciation in value. (See Allocation of Premiums and Cash Value - Allocation of Net Premiums, p. 21.) Unlike conventional fixed-benefit life insurance, a Policyowner also has the flexibility, subject to certain restrictions (see Premiums - Premium Limitations, p. 20), to vary the frequency and amount of premium payments and to adjust the death benefits payable under the Policy by increasing or decreasing the Specified Amount. Thus, unlike conventional fixed-benefit life insurance, the Policy does not require a Policyowner to adhere to a fixed premium schedule. Moreover, the failure to pay a scheduled premium ("Planned Periodic Premium") will not itself cause the Policy to Lapse, although additional premium payments may be necessary to prevent Lapse if Net Surrender Value is insufficient to pay certain monthly charges, and a grace period expires without a sufficient payment. (See Policy Lapse and Reinstatement - Lapse, p. 23.)



 2. WHAT DEATH BENEFIT OPTIONS ARE AVAILABLE UNDER THE POLICY?

     The Policy provides the payment of benefits upon the death of the Insured.
          The Policy contains two death benefit options. Under Death Benefit Option A, the death benefit is the greater of the Specified Amount of the Policy or a specified percentage times the Cash Value of the Policy on the date of death of the Insured. Under Death Benefit Option B, the death benefit is the greater of the Specified Amount of the Policy plus the Cash Value of the Policy on the date of death of the Insured or a specified percentage times the Cash Value of the Policy on the date of death of the Insured. As long as the Policy remains In Force, the minimum death benefit payable under either option will be the current Specified Amount. The amount of death benefit will be reduced by any outstanding indebtedness and any due and unpaid charges, and increased by any additional insurance benefits added by rider and any unearned loan interest. Under Western Reserve's current rules, the minimum Specified Amount for a Policy at issue is generally $50,000, declining to $25,000 after age 45. The minimum Specified Amount will be set forth in the Policyowner's Policy. (See Policy Benefits - Death Benefit, p. 12.)

     Optional insurance benefits offered under the Policy include a Children's
          Insurance Rider; an Other Insured Rider; an Accidental Death Benefit Rider; a Disability Waiver Rider; a Disability Waiver and Income Rider; a Primary Insured Rider and a Primary Insured Plus Rider. (See Optional Cash Value Charges - Optional Insurance Benefits, p. 26.) The cost of these optional insurance benefits will be deducted from Cash Value as part of the monthly deduction. (See Charges and Deductions - Cash Value Charges, p. 25.)


     A Terminal Illness Accelerated Death Benefit Rider is automatically included with every Policy at no additional charge (this Rider may not be available in all states). This rider makes a "Single Sum Benefit" available prior to the Insured's death if the Insured has incurred a condition resulting from illness which, as determined by a Physician, has reduced the Insured's life expectancy as defined in the rider. (See Policy Benefits - Terminal Illness Accelerated Death Benefit Rider, p. 15.)

     Benefits under the Policy may be paid in a lump sum or under one of the settlement options set forth in the Policy. (See Payment of Policy Benefits - Settlement Options, p. 31.)

 3. HOW MAY THE AMOUNT OF THE DEATH BENEFIT AND CASH VALUE VARY?


     Under either death benefit option, as long as the Policy remains In Force, the death benefit will not be less than the current Specified Amount of the Policy. The amount of death benefit will be reduced by any outstanding policy loan, plus any unearned loan interest and any due and unpaid charges. The death benefit may, however, exceed the Specified Amount under certain circumstances. The amount by which the death benefit exceeds the Specified Amount depends upon the option chosen and the Cash Value of the Policy. (See Policy Benefits - Death Benefit, p. 12.)


     The Policy's Cash Value in the Series Account will reflect the amount and frequency of premium payments, the investment experience of the chosen Sub-Accounts of the Series Account, any cash withdrawals, and any charges imposed in connection with the Policy. The entire investment risk for amounts allocated to the Sub-Accounts of the Series Account is borne by the

       Policyowner; Western Reserve does not guarantee a minimum Cash Value. (See Policy Benefits - Cash Value, p. 16.)


 4. WHAT FLEXIBILITY DOES A POLICYOWNER HAVE TO ADJUST THE AMOUNT OF THE DEATH BENEFIT?


     The Policyowner has significant flexibility to adjust the death benefit payable by changing the Death Benefit Option type, by increasing or decreasing the Specified Amount of the Policy or by adding riders to increase the total death benefit payable. No change in the Death Benefit Option type may be made during the first three Policy years. The Policyowner may change the death benefit option only once each Policy year after the third Policy year. (See Death Benefit - Change in Death Benefit Option, p. 13.) No increase in the Specified Amount may be requested during the first Policy year nor on or after the Insured's Attained Age 75, and no decrease may be requested during the first three Policy years. Any increase in the Specified Amount will require additional evidence of insurability satisfactory to Western Reserve (see Policy Benefits - Death Benefit, p. 12), and will result in additional charges. (See Cash Value Charges - Cost of Insurance, p. 26.)


 5. WHAT FLEXIBILITY DOES A POLICYOWNER HAVE IN CONNECTION WITH PREMIUM
        PAYMENTS?


     A Policyowner has considerable flexibility concerning the amount and frequency of premium payments. Western Reserve will require the Policyowner to pay an Initial Premium at least equal to a minimum monthly first year premium set forth in the Policy before insurance coverage is In Force. Thereafter, a Policyowner may, subject to certain restrictions, make premium payments in any amount and at any frequency. (See Payment and Allocation of Premiums - Premiums, p. 20.) Each Policyowner will also determine a Planned Periodic Premium schedule. The schedule will provide a premium payment of a level amount at a fixed interval over a specified period of time. The amount and frequency of Planned Periodic Premium payments will be set forth in the Policy. The amount and frequency of Planned Periodic Premium payments may be changed upon written request. (See Premiums - Planned Periodic Premiums, p. 20.)


 6. HOW LONG WILL THE POLICY REMAIN IN FORCE?


     The Policy will Lapse only when Net Surrender Value is insufficient to pay the monthly deduction (see Charges and Deductions - Cash Value Charges, p. 25), and a grace period expires without a sufficient payment by the Policyowner. (See Loan Privileges - Indebtedness, p. 29.) However, during the first three Policy years, the Policy will remain In Force and no grace period will begin provided there is no increase in the Specified Amount or addition of any riders, and the total premiums received (minus any withdrawals and minus any outstanding loans) equal or exceed the minimum monthly guarantee premium shown in the Policy times the number of months since the Policy Date, including the current month. The Policy, therefore, differs in two important respects from a conventional life insurance policy. First, the failure to pay a Planned Periodic Premium will not automatically cause the Policy to Lapse. Second, the Policy can lapse even if Planned Periodic Premiums or premiums in other amounts have been paid, if Net Surrender Value is insufficient to pay the monthly deduction, and a grace period expires without a sufficient payment. Such a Lapse could happen if the investment experience has been sufficiently unfavorable to have resulted in a decrease in the Net Surrender Value, or the Net Surrender Value has decreased because not enough premiums have been paid to offset the monthly deductions. If the Insured is alive and the Policy is In Force on the Maturity Date, which is the Insured's 95th birthday, the Policy will then terminate and no longer be In Force. Upon request, Western Reserve will extend the Maturity Date as long as there appears to be no unfavorable tax consequences. The Net Surrender Value as of the Maturity Date will be paid to the Policyowner. (See Policy Rights - Benefits at Maturity, p. 30.)


 7. HOW ARE NET PREMIUMS ALLOCATED?


     The portion of the premium available for allocation ("Net Premium") equals the premium paid less the Premium Expense Charge. (See Charges and Deductions - Premium Expense Charge, p. 24.) The Policyowner initially determines the allocation of the Net Premium among the Sub-Accounts of the Series Account, each of which invests in shares of a designated Portfolio of the Fund, or to the Fixed Account, or a combination. (For Policies issued in New Jersey, the Fixed Account is not available for allocation of Net Premiums.) Each Portfolio has a different investment objective. (See Investments of the Series Account - WRL Series Fund, Inc., p. 17.) The allocation of future Net Premiums may be changed without charge at any time by providing Western Reserve with written notification from the Policyowner, or by calling Western Reserve's toll-free number, 1-800-851-9777.


 8. IS THERE A "FREE-LOOK" PERIOD?


     Yes, the Policy provides a free-look period. The Policyowner may cancel the Policy within 10 days after the Policyowner receives it, or 10 days after Western Reserve mails or delivers a written notice of withdrawal right to the Policyowner, or within 45 days after signing the application, whichever is latest. Certain states require a Free-Look period longer than 10 days, either for all Policyowners or for certain classes of Policyowners. In most states, Western Reserve will refund the value of the amounts allocated to the Accounts plus any charges previously deducted. In certain states, the refund will be the total of all premiums paid. (See Policy Rights - Examination of Policy Privilege, p. 30.)

 9. MAY THE POLICY BE SURRENDERED?


     Yes, the Policyowner may totally surrender the Policy at any time and receive the Net Surrender Value of the Policy. Subject to certain limitations, the Policyowner may also make cash withdrawals from the Policy at any time after the first Policy year and prior to the Maturity Date. (See Policy Rights - Surrender Privileges, p. 30.) If Death Benefit Option A is in effect, cash withdrawals will reduce the Policy's Specified Amount by the amount of the cash withdrawal.


10. WHAT IS THE LOAN PRIVILEGE?



     After the first Policy Anniversary, a Policyowner may obtain a Policy loan in any amount which is not greater than 90% of the Cash Value less any surrender charge and any already outstanding loan. Western Reserve reserves the right to permit a Policy Loan prior to the first Policy Anniversary for Policies issued pursuant to a transfer of cash values from another life insurance policy, under Section 1035(a) of the Internal Revenue Code of 1986, as amended. It should be noted, however, that a loan taken from, or secured by, a Policy may be treated as a taxable distribution, and also may be subject to a penalty tax. (See Federal Tax Matters, p. 34.)


     For Policies issued prior to May 1, 1994, the interest rate charged on Policy loans is at the rate of 7.4% payable annually in advance. For Policies issued on or after May 1, 1994, the interest rate on a Policy loan is 5.2% payable annually in advance in all states. For the following states, the interest rate on a Policy loan is 7.4% for all Policies issued prior to, and 5.2% for Policies issued on or after, the date indicated: Idaho - May 24, 1994, Montana - May 20, 1994, Rhode Island - May 19, 1994, Oregon - June 27, 1994, Minnesota
          - December 28, 1994, Vermont - February 21, 1996. The requested loan amount, plus interest in advance, will be transferred from the Accounts to the Loan Reserve and credited at the end of each Policy year with guaranteed interest at a rate of 4% per year. Western Reserve may from time to time, and in its sole discretion, credit the Loan Reserve with additional interest at a rate higher than 4% per year. The Loan Reserve is currently credited with a rate higher than 4% per year. The minimum loan amount is generally $500. (See Policy Rights - Loan Privileges, p. 28.) Upon repayment of a loan, amounts in the Loan Reserve in excess of the outstanding value of the loan are currently transferred to the Accounts in the same manner as Net Premium allocations; however, Western Reserve may in the future require these amounts to be transferred to the Fixed Account. (See The Fixed Account, p. 33.)


     There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if anticipated earnings, taking into account any outstanding loans, are not achieved, as well as adverse tax consequences which occur if a Policy lapses with loans outstanding. (See Federal Tax Matters - Tax Treatment of Policy Benefits, p. 35.)


11. WHAT CHARGES ARE ASSESSED IN CONNECTION WITH THE POLICY?


     Certain charges are deducted from each premium. A Premium Expense Charge equal to 6.0% of the premiums paid through the end of the tenth Policy year is deducted to compensate Western Reserve for distribution expenses incurred in connection with the Policy and for state premium taxes. After the tenth Policy year, the Premium Expense Charge reduces to 2.5%. In addition, $2.00 per premium payment is deducted to compensate Western Reserve for costs associated with premium billing and collection. (See Charges and Deductions - Premium Expense Charge, p. 24.)

     A "surrender charge" (part of which is a contingent deferred sales charge) is deducted if the Policy is surrendered during the first 15 Policy years. An additional "surrender charge" is deducted in connection with any increase in Specified Amount if the Policy is surrendered during the 15 years after the increase. The surrender charge and the additional surrender charge both consist of a deferred issue charge of $5.00 per $1,000 of Specified Amount; the surrender charge also consists of a deferred sales charge equal to 26.5% of one Guideline Premium and not more than 4.2% of premiums above that amount. A declining percentage of the surrender charge is assessed after the tenth year. (See Charges and Deductions - Contingent Surrender Charges, p. 24.)

     A cost of insurance charge and a $5.00 monthly administration charge, are deducted monthly from the Cash Value of each Policy to compensate Western Reserve for the cost of insurance and the cost of administering the Policy. Cost of insurance charges will vary with Policy's Specified Amount, the death benefit option chosen and the investment experiences of the Portfolios in which the Policy is invested. (See Charges and Deductions - Cash Value Charges, p. 25.)

     Optional Cash Value charges are deducted from the Policy as a result of Policyowner changes or elections made to the Policy. Optional Cash Value charges include charges for: optional insurance benefits, certain Cash Value transfers and cash withdrawals. (See Charges and Deductions - Optional Cash Value Charges, p. 26.)

     Western Reserve charges the Sub-Accounts of the Series Account for the mortality and expense risks Western Reserve assumes. The charge is made daily at an effective annual rate of 0.90% of the average daily net assets of each Sub-Account of the Series Account. (See Charges and Deductions - Charges Against the Series Account, p. 26.)


     Each Sub-Account invests in a corresponding Portfolio of the Fund. Each
         Portfolio pays investment management fees based on a percentage of the Portfolio's average daily net assets. The annual management fees and other Fund expenses for the Portfolios are provided on p. 6, under the heading Fund Annual Expenses. Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund.

     Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any Portfolio during the fiscal year ending December 31, 1998. Prior to ISI seeking reimbursement, Policyowners will be notified in advance. In addition, the Portfolios incur certain operating expenses. (See Investments of the Series Account - WRL Series Fund, Inc., p. 17.)

     No charges are currently made from the Series Account for Federal or state income taxes. Should Western Reserve determine that such taxes may be imposed by Federal or state agencies, Western Reserve may make deductions from the Series Account to pay these taxes. (See Federal Tax Matters, p. 34.)


12. ARE TRANSFERS PERMITTED AMONG THE ACCOUNTS?

     Yes. A Policyowner may transfer Cash Value among the Sub-Accounts of the Series Account or from the Sub-Accounts to the Fixed Account. Transfers may also be made from the Fixed Account to the Sub-Accounts subject to certain restrictions. (For Policies issued in New Jersey, the Fixed Account is not available for transfers of Cash Value from the Sub-Accounts.) (See the Fixed Account - Allocations, Transfers and Withdrawals, p. 34.) Twelve Cash Value transfers are permitted without charge in a Policy year. Each additional transfer will be subject to a transfer charge of $10. This charge will not be increased. Certain restrictions apply to transfers from the Fixed Account. Western Reserve may at any time revoke or modify the transfer privilege. (See Payment and Allocation of Premiums - Allocation of Premiums and Cash Value - Transfers, p. 21.)


13. WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF PURCHASING A POLICY?

     At present, there is only limited guidance for determining whether a Policy meets the requirements prescribed by tax legislation for tax treatment as a life insurance contract under Section 7702 of the Internal Revenue Code. With respect to a Policy that is issued on the basis of a rate class using non-tobacco use Ultimate Select, non-tobacco use Select, tobacco use Ultimate Standard or tobacco use Standard guaranteed rates, while there is some uncertainty due to the limited guidance on Section 7702, Western Reserve nonetheless believes that such a Policy should meet the Section 7702 definition of a life insurance contract. With respect to a Policy that is issued on a substandard rate class, there is even less guidance to determine whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus, it is not clear whether such a Policy would satisfy Section 7702, particularly if the Policyowner pays the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not qualify as a life insurance contract, Western Reserve will take whatever steps are appropriate and reasonable to attempt to have such a Policy comply with Section 7702. For these reasons, Western Reserve reserves the right to modify the Policy as necessary to attempt to qualify it as a life insurance contract under Section 7702. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, Western Reserve believes that the death benefit paid under the Policy generally should be fully excludable from the gross income of the Beneficiary for Federal income tax purposes. Moreover, the Owner should not be deemed in constructive receipt of Cash Values under a Policy until there is a distribution from the Policy.

     A Policy may be treated as a "modified endowment contract" depending upon the amount of premiums paid in relation to the death benefit. (See Tax Treatment of Policy Benefits - Modified Endowment Contracts, p. 36.) If the Policy is a modified endowment contract, then all pre-death distributions, including Policy loans and loans secured by a Policy, will be treated first as a distribution of taxable income to the extent of any gain and then as a return of basis or investment in the contract. In addition, prior to age 591/2 any distributions of gains generally will be subject to a 10% penalty tax.

     If the Policy is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income. Moreover, loans and loans secured by a Policy will not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax. For further elaboration on the tax consequences of a Policy, see Federal Tax Matters, p. 34.

FUND ANNUAL EXPENSES* (AS A % OF FUND AVERAGE NET ASSETS)




                                             Aggressive    Emerging
                                               Growth      Growth      Growth
                                              Portfolio   Portfolio   Portfolio
                                             ------------ ----------- -----------
Management Fees  ...........................   0.80%        0.80%       0.80%
Other Expenses (after reimbursement)  ......   0.18%        0.14%       0.08%
Total Fund Annual Expenses   ...............   0.98%        0.94%       0.88%


                                                                                     C.A.S.E.
                                              Global      Balanced   Value Equity     Growth
                                             Portfolio   Portfolio    Portfolio**    Portfolio
                                             ----------- ----------- -------------- ------------
Management Fees  ...........................   0.80%       0.80%        0.80%             0.80%
Other Expenses (after reimbursement)  ......   0.19%       0.17%        0.20%             0.20%
Total Fund Annual Expenses   ...............   0.99%       0.97%        1.00%             1.00%




                                                             Strategic      Growth &     Money
                                                 Bond       Total Return    Income      Market
                                             Portfolio***    Portfolio     Portfolio   Portfolio
                                             -------------- -------------- ----------- -----------
Management Fees  ...........................    0.50%            0.80%       0.75%       0.40%
Other Expenses (after reimbursement)  ......    0.14%            0.11%       0.25%       0.12%
Total Fund Annual Expenses   ...............    0.64%            0.91%       1.00%       0.52%



                                              Tactical                                     Third
                                               Asset      International                   Avenue
                                             Allocation      Equity       U.S. Equity      Value
                                              Portfolio    Portfolio**    Portfolio**   Portfolio**
                                             ------------ --------------- ------------- ------------
Management Fees  ...........................   0.80%          1.00%          0.80%         0.80%
Other Expenses (after reimbursement)  ......   0.10%          0.30%          0.25%         0.13%
Total Fund Annual Expenses   ...............   0.90%          1.30%          1.05%         0.93%

----------
  * Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund. Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any Portfolio during the fiscal year ending December 31, 1998. Prior to ISI seeking reimbursement, Policyowners will be notified in advance.
 ** Because the Value Equity Portfolio commenced operations on May 1, 1996 the
   "Other Expenses" and "Total Fund Annual Expenses" are annualized. Because the International Equity and U.S. Equity Portfolios commenced operations on January 2, 1997, and the Third Avenue Value Portfolio commenced operations January 2, 1998, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are estimates.
*** Effective January 1, 1998, the management fees for the Bond Portfolio will be reduced from 0.50% to 0.45% of the Portfolio's average daily net assets. On December 16, 1997, Western Reserve received an Order from the Securities and Exchange Commission (|P`Commission|P') approving the substitution of shares of the Bond Portfolio for shares of the Short-to-Intermediate Government Portfolio. On or about December 16, 1997, the substitution was effected in accordance with the Commission Order. As a result of the substitution, investments in the former Short-to-Intermediate Government Sub-Account were automatically transferred to the Bond Sub-Account and the Short-to-Intermediate Government Sub-Account was liquidated.



     The purpose of the preceding Table is to assist the Policyowner in understanding the various costs and expenses that a Policyowner will bear directly and indirectly. The Table reflects charges and expenses of the Portfolios of the Fund for the fiscal year ended December 31, 1996, except that the "Other Expenses" and "Total Fund Annual Expenses" for the Value Equity Portfolio are annualized and the "Other Expenses" and "Total Fund Annual Expenses" for the International Equity, U.S. Equity and Third Avenue Value Portfolios are estimates. Expenses of the Fund may be higher or lower in the future. Certain states and other governmental entities may impose a premium tax, which the Table does not include. For more information on the charges described in this Table, see "Charges And Deductions" on page 24 and the Fund Prospectus which accompanies this Prospectus.


     WRL Investment Management, Inc. has undertaken, until at least April 30, 1998, to pay Fund expenses on behalf of the Portfolios to the extent normal operating expenses of a Portfolio exceed a stated percentage of each Portfolio's average daily net assets. The expense limitation for the Aggressive Growth, Emerging Growth, Growth, Global, Balanced, Value Equity, C.A.S.E. Growth, Third Avenue Value, Strategic Total Return, Growth & Income and Tactical Asset Allocation Portfolios is 1.00% of the average daily net assets; 0.70% of the average daily net assets of the Bond and Money Market Portfolios; 1.50% of the average daily net assets of the International Equity Portfolio; and 1.30% of the average daily net assets of the U.S. Equity Portfolio. In 1996, Western Reserve, the Fund's Investment Adviser prior to January 1, 1997, reimbursed the Value Equity Portfolio in the amount of $13,672, and the C.A.S.E. Growth Portfolio in the amount of $73,269. Without such reimbursement, the total annual Fund expenses during 1996 for the Value Equity Portfolio and the C.A.S.E. Growth Portfolio would have been 1.03% and 1.64%, respectively.


                       INVESTMENT EXPERIENCE INFORMATION

      THE INFORMATION PROVIDED IN THIS SECTION SHOWS THE HISTORICAL INVESTMENT EXPERIENCE OF THE FUND AND HYPOTHETICAL ILLUSTRATIONS OF THE POLICY BASED ON THE HISTORICAL INVESTMENT EXPERIENCE OF THE FUND. IT DOES NOT REPRESENT OR PROJECT FUTURE INVESTMENT PERFORMANCE.


      The Policies became available for sale in March of 1990. The Series Account and the Fund commenced operations on October 2, 1986. The rates of return shown below depict the historic investment experience of each Portfolio of the Fund for the periods shown and assumes that the rate of return for each Portfolio in each calendar year was uniformly earned throughout the year. The actual performance of the Portfolios, however, has and will vary throughout the year, and will result in variable monthly deductions from Cash Value that could affect performance. The illustrations of death benefits, Cash Values and Net Surrender Values shown below depict these Policy features for a hypothetical Policy as if it had been purchased on January 1, 1987 for an Insured in the age and risk classes indicated, based on the historical investment experience of the Portfolio indicated since January 1 of the year following a Portfolio's inception. The actual rate of return for each Portfolio in each calendar year was assumed to be uniformly earned throughout that year. The actual performance of the Portfolios, however, has and will vary throughout the year.


RATES OF RETURN

      The rates of return shown below are based on the historic investment performance, as described above, after the deduction of investment management fees and direct Fund expenses, of the Portfolios of the Fund. The rates are average annual compounded rates of return for the periods ended on December 31, 1996. (See Investments of the Series Account - WRL Series Fund, Inc., p. 17.)


      These rates of return do not reflect the annual charge against the assets of the Series Account of 0.90% for mortality and expense risks. These rates of return also do not reflect the charges deducted from premiums, monthly deductions from Cash Value, or surrender charges. (See Charges and Deductions - Premium Expense Charge, p. 24; Contingent Surrender Charges, p. 24; and Cash Value Charges, p. 25.) Accordingly, these rates of return do not illustrate how actual investment performance will affect benefits under the Policies. (See, however, Death Benefit, Cash Value and Net Surrender Value Illustrations below.) Moreover, these rates of return are not an estimate, projection or guarantee of future performance.

      Also shown are comparable figures for the unmanaged Standard & Poor's Index of 500 Common Stocks ("S&P 500"), a widely used measure of stock market performance. As an unmanaged index, the S&P 500 does not reflect any deduction for the expense of operating and managing an investment portfolio.

                   AVERAGE ANNUAL COMPOUNDED RATES OF RETURN

                  FOR THE PERIODS ENDED ON DECEMBER 31, 1996



Fund Portfolio       Inception*    5 Years  3 Years     1 Year
-------------------- ------------ --------- ----------- -----------
Growth               17.66%          11.11% 16.75%      17.96%
Global               20.82%             N/A 16.37%      27.74%
Bond                  7.63%           6.77%  4.65%       0.14%
Money Market          4.98%           4.99%  3.86%       5.03%
Emerging Growth      20.04%             N/A 17.37%      18.88%
Strategic Total
   Return**          13.36%             N/A 12.55%      15.00%
Aggressive Growth    15.50%             N/A     N/A     10.45%
Balanced              8.19%             N/A     N/A     10.72%
Growth & Income***   10.69%             N/A     N/A     11.64%
Tactical Asset
   Allocation        17.27%             N/A     N/A     14.42%
C.A.S.E Growth       23.22%             N/A     N/A     17.50%
Value Equity         13.19%             N/A     N/A         N/A
S&P 500              15.46%          15.22% 19.68%      22.96%

----------
  * The Growth, Bond and Money Market Portfolios of the Fund commenced operations on October 2, 1986. The Global Portfolio commenced operations on December 3, 1992. The Emerging Growth and Strategic Total Return Portfolios commenced operations on March 1, 1993. The Aggressive Growth, Balanced and Growth & Income Portfolios commenced operations on March 1, 1994. The Tactical Asset Allocation Portfolio commenced operations on January 3, 1995. The C.A.S.E. Growth Portfolio commenced operations on May 1, 1995. The Value Equity Portfolio commenced operations on May 1, 1996. The S&P 500 returns are based on an inception date of October 2, 1986.

 ** Prior to May 1, 1997, this Portfolio was known as Equity-Income.

*** Prior to May 1, 1997, this Portfolio was known as Utility.



Because the U.S. Equity, International Equity and Third Avenue Value Portfolios had not yet commenced operations as of December 31, 1996, the above chart does not reflect rates of return for these Portfolios.


      Additional information regarding the investment performance of the Portfolios of the Fund appears in the attached Prospectus for the Portfolios of the Fund.

DEATH BENEFIT, CASH VALUE AND NET SURRENDER VALUE ILLUSTRATIONS


      In order to demonstrate how the historic investment experience of the Portfolios will affect the Option B death benefits, the Policy Cash Value and the Net Surrender Value, the following hypothetical illustrations are based on the historic investment experience of each Portfolio. The actual rate of return in each calendar year was assumed to be uniformly earned throughout that year. The actual performance of the Portfolios, however, has and will vary throughout the year, and will result in variable monthly deductions from Cash Value that could affect performance. These illustrations do not represent what may happen in the future.

      For each Portfolio, the illustrations show Option B based on the payment of annual premiums of $2,000 at the beginning of each Policy year, and a Specified Amount of $165,000 for a male age 35. The illustrations assume that the Insured is placed in Western Reserve's non-smoker Ultimate Select underwriting rate class. (See Cash Value Charges - Cost of Insurance, p. 26.) The illustrations also assume that the Policy's entire Cash Value is allocated to the Sub-Account corresponding to the Portfolio shown. The illustrated values would be different if the Policyowner had chosen Option A death benefits.

      The amounts shown for death benefits, Cash Values and Net Surrender Values take into account all charges and deductions from the Policy, the Series Account and the Fund (see Charges and Deductions - Premium Expense Charge, p. 24, Charges Against the Series Account, p. 27, and Investments of the Series Account - WRL Series Fund, Inc., p. 17).


      For each Portfolio of the Fund, one illustration is based on the guaranteed cost of insurance rates, while the other illustration is based on the current cost of insurance rates. These examples of Policy performance are for the specific age, sex, rate class, premium payment pattern and Policy set forth above. The amount and timing of premium payments would affect individual Policy benefits as would any withdrawals or loans.


      This Prospectus also contains illustrations based on hypothetical rates of return. See Appendix A, pages 40-42.

      The following example shows how the hypothetical net return of the Growth Portfolio of the Fund would have affected benefits for a Policy dated January 1, 1987. This example assumes that the Net Premiums and related Cash Values were in the Sub-Account for the entire period and that the values were determined on the first Valuation Date following January 1st of each year.

                               GROWTH PORTFOLIO
                   Male, Issue Age 35, $2,000 Annual Premium
         ($165,000 Specified Amount, Non-Smoker Ultimate Select Risk)
                             Death Benefit Option B
              Both Current and Guaranteed Cost of Insurance Rates

                                            Cash Value            Net Surrender Value
                                     ------------------------   -----------------------
Policy Anniversary on January 1 of   Current     Guaranteed     Current     Guaranteed
------------------------------------ ---------   ------------   ---------   -----------
1988  ..............................  $ 1,740      $ 1,726       $   461      $   447
1989* ..............................    3,815        3,783         2,452        2,420
1990* ..............................    7,997        7,931         6,550        6,484
1991* ..............................    9,218        9,138         7,687        7,606
1992* ..............................   17,180       17,029        15,565       15,413
1993* ..............................   18,902       18,730        17,202       17,030
1994* ..............................   20,825       20,624        19,041       18,841
1995* ..............................   20,172       19,960        18,304       18,092
1996* ..............................   31,826       31,449        29,874       29,497
1997* ..............................   38,610       38,112        36,575       36,076

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.


     The following example shows how the hypothetical net return of the Bond Portfolio of the Fund would have affected benefits for a Policy dated January 1, 1987. This example assumes that Net Premiums and related Cash Values were in the Sub-Account for the entire period and that the values were determined on the first Valuation Date following January 1st of each year.


                                BOND PORTFOLIO
                   Male, Issue Age 35, $2,000 Annual Premium
         ($165,000 Specified Amount, Non-Smoker Ultimate Select Risk)
                             Death Benefit Option B
              Both Current and Guaranteed Cost of Insurance Rates

                                            Cash Value            Net Surrender Value
                                     ------------------------   -----------------------
Policy Anniversary on January 1 of   Current     Guaranteed     Current     Guaranteed
------------------------------------ ---------   ------------   ---------   -----------
1988  ..............................  $ 1,468      $ 1,455       $   188      $   176
1989* ..............................    3,198        3,169         1,835        1,806
1990* ..............................    5,437        5,388         3,989        3,940
1991* ..............................    7,373        7,304         5,841        5,772
1992* ..............................   10,306       10,207         8,691        8,591
1993* ..............................   12,628       12,502        10,928       10,803
1994* ..............................   15,638       15,472        13,854       13,689
1995* ..............................   15,788       15,604        13,920       13,737
1996* ..............................   21,036       20,754        19,085       18,802
1997* ..............................   22,096       21,762        20,061       19,726

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

     The following example shows how the hypothetical net return of the Money Market Portfolio of the Fund would have affected benefits for a Policy dated January 1, 1987. This example assumes that Net Premiums and related Cash Values were in the Sub-Account for the entire period and that the values were determined on the first Valuation Date following January 1st of each year.


                            MONEY MARKET PORTFOLIO
                   Male, Issue Age 35, $2,000 Annual Premium
         ($165,000 Specified Amount, Non-Smoker Ultimate Select Risk)
                             Death Benefit Option B
              Both Current and Guaranteed Cost of Insurance Rates


                                            Cash Value            Net Surrender Value
                                     ------------------------   -----------------------
Policy Anniversary on January 1 of   Current     Guaranteed     Current     Guaranteed
------------------------------------ ---------   ------------   ---------   -----------
1988  ..............................  $ 1,642      $ 1,629       $   363      $   349
1989* ..............................    3,361        3,332         1,998        1,968
1990* ..............................    5,246        5,199         3,799        3,752
1991* ..............................    7,198        7,131         5,666        5,599
1992* ..............................    9,065        8,977         7,449        7,361
1993* ..............................   10,764       10,656         9,065        8,956
1994* ..............................   12,389       12,254        10,605       10,470
1995* ..............................   14,169       13,999        12,301       12,131
1996* ..............................   16,279       16,047        14,327       14,096
1997* ..............................   18,389       18,091        16,353       16,055

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.



     The following example shows how the hypothetical net return of the Global Portfolio of the Fund would have affected benefits for a Policy dated January 1, 1993. This example assumes that Net Premiums and related Cash Values were in the Sub-Account for the entire period and that the values were determined on the first Valuation Date following January 1st of each year.



                               GLOBAL PORTFOLIO
                   Male, Issue Age 35, $2,000 Annual Premium
         ($165,000 Specified Amount, Non-Smoker Ultimate Select Risk)
                             Death Benefit Option B
              Both Current and Guaranteed Cost of Insurance Rates


                                            Cash Value            Net Surrender Value
                                     ------------------------   -----------------------
Policy Anniversary on January 1 of   Current     Guaranteed     Current     Guaranteed
------------------------------------ ---------   ------------   ---------   -----------
1994  ..............................   $2,128       $2,113        $  849      $  833
1995* ..............................    3,657        3,627         2,293       2,263
1996* ..............................    6,378        6,324         4,930       4,877
1997* ..............................    9,868        9,782         8,336       8,251


* For each year shown, benefits and values reflect only premiums paid during previous Policy years.



     The following example shows how the hypothetical net return of the Emerging Growth Portfolio of the Fund would have affected benefits for a Policy dated January 1, 1994. This example assumes that Net Premiums and related Cash Values were in the Sub-Account for the entire period and that the values were determined on the first Valuation Date following January 1st of each year.


                           EMERGING GROWTH PORTFOLIO
                   Male, Issue Age 35, $2,000 Annual Premium
         ($165,000 Specified Amount, Non-Smoker Ultimate Select Risk)
                             Death Benefit Option B
              Both Current and Guaranteed Cost of Insurance Rates


                                            Cash Value            Net Surrender Value
                                     ------------------------   -----------------------
Policy Anniversary on January 1 of   Current     Guaranteed     Current     Guaranteed
------------------------------------ ---------   ------------   ---------   -----------
1995  ..............................   $1,421       $1,408        $  141      $  128
1996* ..............................    4,426        4,389         3,062       3,025
1997* ..............................    6,958        6,899         5,510       5,451

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

     The following example shows how the hypothetical net return of the Strategic Total Return Portfolio of the Fund would have affected benefits for a Policy dated January 1, 1994. This example assumes that Net Premiums and related Cash Values were in the Sub-Account for the entire period and that the values were determined on the first Valuation Date following January 1st of each year.


                       STRATEGIC TOTAL RETURN PORTFOLIO
                   Male, Issue Age 35, $2,000 Annual Premium
         ($165,000 Specified Amount, Non-Smoker Ultimate Select Risk)
                             Death Benefit Option B
              Both Current and Guaranteed Cost of Insurance Rates


                                            Cash Value            Net Surrender Value
                                     ------------------------   -----------------------
Policy Anniversary on January 1 of   Current     Guaranteed     Current     Guaranteed
------------------------------------ ---------   ------------   ---------   -----------
1995  ..............................   $1,538       $1,525        $  259      $  246
1996* ..............................    3,865        3,833         2,502       2,469
1997* ..............................    6,090        6,037         4,642       4,589

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.


     The following example shows how the hypothetical net return of the Aggressive Growth Portfolio of the Fund would have affected benefits for a Policy dated January 1, 1995. This example assumes that Net Premiums and related Cash Values were in the Sub-Account for the entire period and that the values were determined on the first Valuation Date following January 1st of each year.


                          AGGRESSIVE GROWTH PORTFOLIO
                   Male, Issue Age 35, $2,000 Annual Premium
         ($165,000 Specified Amount, Non-Smoker Ultimate Select Risk)
                             Death Benefit Option B
              Both Current and Guaranteed Cost of Insurance Rates


                                            Cash Value            Net Surrender Value
                                     ------------------------   -----------------------
Policy Anniversary on January 1 of   Current     Guaranteed     Current     Guaranteed
------------------------------------ ---------   ------------   ---------   -----------
1996  ..............................   $2,224       $2,208        $  944      $  928
1997* ..............................    4,094        4,061         2,731       2,698

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.


     The following example shows how the hypothetical net return of the Balanced Portfolio of the Fund would have affected benefits for a Policy dated January 1, 1995. This example assumes that Net Premiums and related Cash Values were in the Sub-Account for the entire period and that the values were determined on the first Valuation Date following January 1st of each year.


                              BALANCED PORTFOLIO
                   Male, Issue Age 35, $2,000 Annual Premium
         ($165,000 Specified Amount, Non-Smoker Ultimate Select Risk)
                             Death Benefit Option B
              Both Current and Guaranteed Cost of Insurance Rates


                                            Cash Value            Net Surrender Value
                                     ------------------------   -----------------------
Policy Anniversary on January 1 of   Current     Guaranteed     Current     Guaranteed
------------------------------------ ---------   ------------   ---------   -----------
1996  ..............................   $1,883       $1,868        $  603      $  589
1997* ..............................    3,734        3,703         2,371       2,339

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.


     The following example shows how the hypothetical net return of the Growth & Income Portfolio of the Fund would have affected benefits for a Policy dated January 1, 1995. This example assumes that Net Premiums and related Cash Values were in the Sub-Account for the entire period and that the values were determined on the first Valuation Date following January 1st of each year.

                           GROWTH & INCOME PORTFOLIO
                   Male, Issue Age 35, $2,000 Annual Premium
         ($165,000 Specified Amount, Non-Smoker Ultimate Select Risk)
                             Death Benefit Option B
              Both Current and Guaranteed Cost of Insurance Rates


                                              Cash Value            Net Surrender Value
                                       ------------------------   -----------------------
Policy Anniversary on January 1 of     Current     Guaranteed     Current     Guaranteed
------------------------------------   ---------   ------------   ---------   -----------
1996  ..............................     $1,983       $1,968        $  703      $  688
1997* ..............................      3,848        3,817         2,485       2,453

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.



     The following example shows how the hypothetical net return of the Tactical Asset Allocation Portfolio of the Fund would have affected benefits for a Policy dated January 1, 1995. This example assumes that Net Premiums and related Cash Values were in the Sub-Account for the entire period and that the values were determined on the first Valuation Date following January 1st of each year.


                      TACTICAL ASSET ALLOCATION PORTFOLIO
                   Male, Issue Age 35, $2,000 Annual Premium
         ($165,000 Specified Amount, Non-Smoker Ultimate Select Risk)
                             Death Benefit Option B
              Both Current and Guaranteed Cost of Insurance Rates


                                              Cash Value            Net Surrender Value
                                       ------------------------   -----------------------
Policy Anniversary on January 1 of     Current     Guaranteed     Current     Guaranteed
------------------------------------   ---------   ------------   ---------   -----------
1996  ..............................     $1,899       $1,885        $  620      $  605
1997* ..............................      3,877        3,845         2,514       2,482

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.


     The following example shows how the hypothetical net return of the C.A.S.E. Growth Portfolio of the Fund would have affected benefits for a Policy dated January 1, 1996, if the C.A.S.E. Growth Portfolio had been offered by the Policy as of January 1, 1996. This example assumes that Net Premiums and related Cash Values were in the Sub-Account for the entire period and that the values were determined on the first Valuation Date following January 1st of each year.


                           C.A.S.E. GROWTH PORTFOLIO
                   Male, Issue Age 35, $2,000 Annual Premium
         ($165,000 Specified Amount, Non-Smoker Ultimate Select Risk)
                             Death Benefit Option B
              Both Current and Guaranteed Cost of Insurance Rates


                                              Cash Value            Net Surrender Value
                                       ------------------------   -----------------------
Policy Anniversary on January 1 of     Current     Guaranteed     Current     Guaranteed
------------------------------------   ---------   ------------   ---------   -----------
1997  ..............................     $1,813       $1,799        $534         $520


     Because the Value Equity Portfolio commenced operations May 1, 1996, and the U.S. Equity Portfolio, International Equity Portfolio and Third Avenue Value Portfolio had not yet commenced operations as of December 31, 1996, there are no hypothetical illustrations for these Portfolios.


OTHER PERFORMANCE DATA
      Western Reserve may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable life issuers in general, or to the performance of particular types of variable life insurance policies investing in mutual funds, or investment series of mutual funds, with investment objectives similar to each of the Sub-Accounts whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar") or reported by other services, companies, individuals or other industry or financial publications of general interest, such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, KIPLINGER'S PERSONAL FINANCE AND FORTUNE. Lipper and Morningstar are widely used independent research services which monitor and rank the performance of variable life insurance policies in each of the major categories of investment objectives on an industry-wide basis.
      Lipper's and Morningstar's rankings include variable annuity contracts as well as variable life insurance policies. The performance analyses prepared by Lipper and Morningstar rank such policies and contracts on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration.


      Western Reserve may also compare the performance of each Sub-Account in advertising and sales literature to the S&P 500, a widely used measure of stock market performance, or other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but usually do not reflect any "deduction" for the expense of operating or managing an investment portfolio.


      In addition, Western Reserve may, as appropriate, compare each Sub-Account's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Sub-Account performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Sub-Account performance may be compared with Donoghue Money Market Institutional Average (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

                    WESTERN RESERVE AND THE SERIES ACCOUNT

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


      Western Reserve was originally incorporated under the laws of Ohio on October 1, 1957. Western Reserve is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is admitted to do business in 49 states and the District of Columbia. The Office of Western Reserve is located in Largo, Florida; however, the mailing address is P.O. Box 5068, Clearwater, FL 34618-5068. Western Reserve is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), a stock life insurance company which is wholly-owned by AEGON USA, Inc. ("AEGON USA"). AEGON USA is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON nv, a Netherlands corporation, which is a publicly traded international insurance group.


      PUBLISHED RATINGS OF WESTERN RESERVE.   Western Reserve may from time to
time publish in advertisements, sales literature and reports to Policyowners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Insurance Rating Services ("Standard & Poor's"), and Duff & Phelps Credit Rating Co. ("Duff & Phelps"). A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (I.E., debt/ commercial paper).

THE SERIES ACCOUNT

      WRL Series Life Account ("Series Account") was established by Western Reserve as a separate account on July 16, 1985. The Series Account meets the definition of a "separate account" under the Federal securities laws. The Series Account will receive and invest the Net Premiums paid under this Policy and other flexible premium variable life insurance policies issued by Western Reserve.

      Although the assets of the Series Account are the property of Western Reserve, the Code of Ohio, under which the Series Account was established, provides that the assets in the Series Account attributable to the Policies are not chargeable with liabilities arising out of any other business which Western Reserve may conduct. The assets of the Series Account shall, however, be available to cover the liabilities of the General Account of Western Reserve to the extent that the Series Account's assets exceed its liabilities arising under the Policies supported by it.

The Series Account is currently divided into fifteen Sub-Accounts. Each Sub-Account invests exclusively in shares of a single Portfolio of the Fund. Income and both realized and unrealized gains or losses from the assets of each Sub-Account of the Series Account are credited to or charged against that Sub-Account without regard to income, gains or losses from any other Sub-Account of the Series Account or arising out of any other business Western Reserve may conduct.

                                POLICY BENEFITS

DEATH BENEFIT


      Policyowners designate in the initial application one of two death benefit options offered under the Policy: Death Benefit Option A ("Option A") and Death Benefit Option B ("Option B"). As long as the Policy remains In Force, (see Policy Lapse and Reinstatement - Lapse, p. 23), Western Reserve will, upon receiving due proof of the Insured's death, pay the death benefit proceeds of a Policy to the named Beneficiary in accordance with the designated death benefit option. The amount of the death benefit proceeds payable will be determined at the end of the Valuation Period during which the Insured dies. The proceeds may be paid in a lump sum or under one or more of the settlement options set forth in the Policy. (See Payment of Policy Benefits - Settlement Options, p. 31.) Western Reserve guarantees that as long as the Policy remains In Force (see Policy Lapse and Reinstatement - Lapse, p. 23), the death benefit proceeds under either option will never be less than the Specified Amount of the Policy, but the proceeds will be reduced by any outstanding indebtedness and any due and unpaid charges. These proceeds will be increased by any additional insurance In Force provided by rider and any unearned loan interest.

      OPTION A.   The death benefit is the greater of (i) the Specified Amount of the Policy or (ii) a specified percentage (the "limitation percentage") times the Cash Value of the Policy on the date of death of the Insured. The limitation percentage is 250% for an Insured age 40 or below on the Policy Anniversary prior to the date of death. For an Insured with an Attained Age over 40 on a Policy Anniversary, the percentage declines as shown in the following Limitation Percentage Table. Accordingly, under Option A the death benefit will remain level unless the limitation percentage times the Cash Value exceeds the Specified Amount, in which case the amount of the death benefit will vary as the Cash Value varies.

      ILLUSTRATION OF OPTION A.   For purposes of this illustration, assume
that the Insured's Attained Age is under 40 and that there is no outstanding indebtedness. Under Option A, a Policy with a $50,000 Specified Amount will generally pay $50,000 in death benefits. However, because the death benefit must be equal to or be greater than 250% of Cash Value, any time the Cash Value of the Policy exceeds $20,000, the death benefit will exceed the $50,000 Specified Amount. Each additional dollar added to Cash Value above $20,000 will increase the death benefit by $2.50.

      Similarly, so long as the Cash Value exceeds $20,000, each dollar taken out of the Cash Value will reduce the death benefit by $2.50. If at any time, however, the Cash Value multiplied by the limitation percentage is less than the Specified Amount, the death benefit will equal the Specified Amount of the Policy.

                          LIMITATION PERCENTAGE TABLE


      ATTAINED AGE                        PER YEAR
       OF INSURED               LESS      OVER AGE
--------------------            ------    --------
40 and under  ......   250%
41 - 45 ............   250%       7%        40
46 - 50 ............   215%       6%        45
51 - 55 ............   185%       7%        50
56 - 60 ............   150%       4%        55
61 - 65 ............   130%       2%        60
66 - 70 ............   120%       1%        65
71 - 75 ............   115%       2%        70
76 - 90 ............   105%       0%        75
91 - 95 ............   105%       1%        90

      OPTION B.   The death benefit is equal to the greater of (i) the
Specified Amount plus the Cash Value of the Policy on the date of death of the Insured or (ii) the limitation percentage times the Cash Value of the Policy on or prior to the date of death of the Insured. The applicable percentage is 250% for an Insured age 40 or below on the Policy Anniversary prior to the date of death. For Insureds with an Attained Age over 40 on a Policy Anniversary, the percentage declines as shown in the Limitation Percentage Table above. Accordingly, under Option B the amount of the death benefit will always vary as the Cash Value varies.

      ILLUSTRATION OF OPTION B.   For purposes of this illustration, assume
that the Insured is under the age of 40 and that there is no outstanding indebtedness. Under Option B, a Policy with a Specified Amount of $50,000 will generally pay a death benefit of $50,000 plus Cash Value. Thus, for example, a Policy with a Cash Value of $10,000 will have a death benefit of $60,000 ($50,000 + $10,000). The death benefit, however, must be at least 250% of Cash Value. As a result, if the Cash Value of the Policy exceeds $33,333, the death benefit will be greater than the Specified Amount plus Cash Value. Each additional dollar of Cash Value above $33,333 will increase the death benefit by $2.50.

      Similarly, any time Cash Value exceeds $33,333, each dollar taken out of Cash Value will reduce the death benefit by $2.50. If at any time, however, Cash Value multiplied by the limitation percentage is less than the Specified Amount plus the Cash Value, then the death benefit will be the Specified Amount plus the Cash Value of the Policy.

      CHOOSING DEATH BENEFIT OPTION A OR OPTION B. Assuming the death benefit is not determined by reference to the limitation percentage, Option A will provide a Specified Amount of death benefit which does not vary with changes in Cash Value. Thus, under Option A, as Cash Value increases, Western Reserve's net amount at risk and therefore the pure insurance protection under the Policy will decline. In contrast, Option B involves a constant net amount at risk, assuming that the death benefit is not determined by reference to the limitation percentage. Assuming positive investment experience, the deduction for cost of insurance under a Policy with an Option A death benefit will be less than under a corresponding Policy with an Option B death benefit. Because of this, if investment performance is positive, Cash Value under Option A will increase faster than under Option B but the total death benefit under Option B will generally be greater. Thus, Option A could be considered more suitable for Policyowners whose goal is increasing Cash Value based upon positive investment experience while Option B could be considered more suitable for Policyowners whose goal is increasing total death benefit.


      CHANGE IN DEATH BENEFIT OPTION. Generally, the death benefit option in effect may be changed by the Policyowner once each Policy year after the third Policy year by sending Western Reserve a written request for change. A change in death benefit option may have Federal income tax consequences. (See Federal Tax Matters, p. 34.)


      Under Western Reserve's current rules, no change may be made if it would result in a Specified Amount less than the minimum Specified Amount set forth in the Policy. The effective date of any change will be the Monthly Anniversary on or following receipt of the request. No charges will be imposed for making a change in death benefit option.

      If the death benefit option is changed from Option B to Option A, the Specified Amount will be increased by an amount equal to the Policy's Cash Value on the effective date of change. If the death benefit option is changed from Option A to Option B, the Specified Amount will be decreased by an amount equal to the Cash Value on the effective date of the change.

      CORRIDOR PERCENTAGE.   If, pursuant to requirements of the Internal
Revenue Code of 1986, as amended, the death benefit under a Policy is determined by reference to the limitation percentages discussed above, the Policy is described as "in the corridor," and an increase in the Cash Value of the Policy will increase the net amount at risk assumed by Western Reserve and consequently increase the cost of insurance deducted from the Cash Value of the Policy. (See Cash Value Charges - Cost of Insurance, p. 26.)

      INSURANCE PROTECTION.   A Policyowner may increase or decrease the pure
insurance protection provided by a Policy (I.E., the difference between the death benefit and the Cash Value) in one of several ways as insurance needs change. These ways include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments, and, to a lesser extent, making a cash withdrawal from the Policy. Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:


      (a) A decrease in the Specified Amount will, subject to the limitation percentage (see Policy Benefits - Death Benefit, p. 12), in general decrease the insurance protection and the charges under the Policy without reducing the Cash Value.

      (b) If Option A is elected, an increased level of premium payments will reduce the pure insurance protection, until the limitation percentage times the Cash Value exceeds the Specified Amount. Increased premiums should increase the amount of funds available to keep the Policy In Force.

      (c) A cash withdrawal will reduce the death benefit. (See Surrender Privileges - Cash Withdrawals, p. 30.) However, it has no effect on the amount of pure insurance protection and charges under the Policy, unless the death benefit payable is governed by the limitation percentages. It results in a reduced amount of Net Surrender Value available to pay the monthly deduction, thereby increasing the possibility that the Policy will lapse.


      (d) An increase in the Specified Amount may increase the amount of pure insurance protection, depending on the amount of Cash Value and the resultant limitation percentage. If the insurance protection is increased, the Policy charges generally will increase as well.

      (e) A reduced level of premium payments also generally increases the amount of pure insurance protection if Option A is elected, or maintains the same amount of pure insurance protection if Option B is elected, again depending on the limitation percentage. It results in a reduced amount of Cash Value and increases the possibility that the Policy will Lapse.

      HOW DEATH BENEFITS MAY VARY IN AMOUNT.   As long as the Policy remains In
Force, Western Reserve guarantees that the death benefit will never be less than the Specified Amount of the Policy. These proceeds will be reduced by any outstanding indebtedness and any due and unpaid charges. The death benefit may, however, vary with the Policy's Cash Value. Under Option A, the death benefit will only vary when the Cash Value multiplied by the limitation percentage exceeds the Specified Amount of the Policy. The death benefit under Option B will always vary with the Cash Value because the death benefit equals either the Specified Amount plus the Cash Value or the limitation percentage times the Cash Value.


      CHANGE IN SPECIFIED AMOUNT.   Subject to certain limitations, a
Policyowner may increase or decrease the Specified Amount of a Policy. Western Reserve reserves the right to limit changes to once each Policy year. A change in Specified Amount may affect the net amount at risk, which may affect a Policyowner's cost of insurance charge. (See Cash Value Charges - Cost of Insurance, p. 26.) A change in Specified Amount could also have Federal income tax consequences. (See Federal Tax Matters, p. 34.)

      DECREASES IN SPECIFIED AMOUNT.   Subject to certain limitations, a
Policyowner may decrease the Specified Amount of a Policy. A decrease in Specified Amount may affect the net amount at risk, which may affect a Policyowner's cost of insurance charge. (See Cash Value Charges - Cost of Insurance, p. 26.) A decrease in Specified Amount may also have Federal income tax consequences. (See Federal Tax Matters, p. 34.) Any decrease in the Specified Amount will become effective on the Monthly Anniversary date on or following receipt of a written request from the Policyowner by Western Reserve.


      No requested decrease in the Specified Amount will be permitted during the first three Policy years. The Specified Amount remaining In Force after any requested decrease may not be less than the minimum Specified Amount set forth in the Policy. Western Reserve reserves the right to limit any decrease to no more than 20% of the Specified Amount immediately prior to the decrease. If, following the decrease in Specified Amount, the Policy would not comply with the maximum premium limitations required by Federal tax law (see Premiums - Premium Limitations, p. 20), the decrease may be limited to the extent necessary to meet these requirements.


      INCREASES IN SPECIFIED AMOUNT.   For an increase in the Specified Amount,
written application must be submitted. Western Reserve will also require that additional evidence of insurability be submitted. Western Reserve reserves the right to decline any increase request. Any increase will become effective on the effective date shown on an endorsement to the Policy. The effective date of the increase will be the

Monthly Anniversary on or following written approval of the increase by Western Reserve. No increase in the Specified Amount will be permitted during the first Policy year or on or after the Insured's Attained Age of 75. Under Western Reserve's current rules, the increase may not be less than $10,000. An increase need not be accompanied by an additional premium, but there must be sufficient Net Surrender Value to cover the next monthly deduction after the increase becomes effective. (See Charges and Deductions - Optional Cash Value Charges, p. 26.)

      HOW THE DURATION OF THE POLICY MAY VARY.   The duration of the Policy
depends upon the Net Surrender Value. The Policy will remain In Force until maturity so long as the Net Surrender Value is sufficient to pay the monthly deduction. (See Charges and Deductions - Cash Value Charges, p. 26.) Where, however, Net Surrender Value is insufficient to pay the monthly deduction, and a grace period expires without an adequate payment by the Policyowner, the Policy will Lapse and terminate without value, except during the first three Policy years in certain circumstances. (See Policy Lapse and Reinstatement - Lapse, p. 23.)


WHEN INSURANCE COVERAGE TAKES EFFECT

      No life insurance coverage shall take effect unless the proposed Insured and all additional Insureds proposed for coverage are alive and in the same condition of health as described in the application when the policy is delivered to the Policyowner and the full Initial Premium is paid. However, if the full Initial Premium is paid as set forth in the conditional receipt attached to the application, and the conditional receipt is delivered to the Policyowner, the terms of the conditional receipt shall apply.

      CONDITIONAL INSURANCE COVERAGE.   Each and every person proposed for
insurance must be insurable and acceptable to Western Reserve under its underwriting rules for the amount, plan and risk classification applied for on the later of: (a) the date of application, or (b) the date of completion of all medical tests and examinations required by Western Reserve. Any check given for payment must be honored on first presentation. The conditional receipt and all coverages applied for on the application are void if a check or draft received for payment of the Initial Premium is not honored when first presented for payment.

      AMOUNT OF CONDITIONAL LIFE INSURANCE COVERAGE.   If conditional insurance
coverage becomes effective under the terms of the conditional receipt, then the amount of conditional life insurance coverage on any person proposed for insurance is the lesser of: (a) the amount of life insurance applied for on such person, or (b) $300,000 reduced by the amounts payable under all other life insurance or accidental death benefits then in force or pending with Western Reserve.

      WHEN CONDITIONAL LIFE INSURANCE COVERAGE BEGINS. If the conditions listed above are fulfilled, then the amount of conditional insurance coverage specified above shall take effect on the later of: (a) the date of the application, or (b) the date of the completion of all medical tests and examinations required by Western Reserve. All conditional coverages for each and every person proposed for insurance will be deemed void if the application contains material misrepresentation or is fraudulently completed. Benefits under the conditional receipt coverage will be denied if any person proposed for insurance commits suicide.

      WHEN CONDITIONAL LIFE INSURANCE COVERAGE ENDS. Conditional life insurance coverage shall terminate automatically, without notice, on the earliest of the following dates: (a) the date Western Reserve approves the Policy as applied for, or (b) 10 days following any counteroffer by Western Reserve to offer insurance to any person proposed for insurance under a different plan or at an increased premium or on a different rate class or (c) at the end of the fraction of a year which the payment bears to the premium required to provide one month of insurance coverage in the amount as described above, or (d) at the beginning of the 60th day following the date of the conditional receipt.

TERMINAL ILLNESS ACCELERATED DEATH BENEFIT RIDER

      In states where this rider has been approved by that state's department of insurance, upon receipt of proof satisfactory to Western Reserve that the Insured has incurred a condition resulting from illness which, as determined by a Physician, has reduced life expectancy to not more than 12 months from the date of the Physician's Statement (a "Terminal Condition"), Western Reserve will pay to the Policyowner a "Single Sum Benefit", equal to:

      (a) the Death Benefit in effect on the date the Single Sum Benefit is paid; multiplied by
      (b) the Election Percentage; divided by
      (c) 1 + i, where i equals the greater of (A) and (B) on the date the Single Sum Benefit is paid. (A) equals the interest rate determined under Internal Revenue Code section 846(c)(2), as it may be amended from time to time; and (B) equals the Policy Loan Interest Rate; minus
      (d) indebtedness, if any, at the time the Single Sum Benefit is paid, multiplied by the Election Percentage.

      "Death Benefit" under the Rider means the amount payable at death of the Insured under the Policy, plus the benefit payable under any In Force Primary Insured Rider. (See Optional Insurance Benefits - Primary Insured Rider, p. 33.) "Election Percentage" means a percentage, selected by the Policyowner, not to exceed 100% of the Policy's Death Benefit, as defined under the Rider; however, in no event will the Election Percentage result in a Single Sum Benefit greater than $500,000. A "Physician" may be a Doctor of Medicine or a Doctor of Osteopathy, licensed to practice medicine and treat injury or illness in the state in which treatment is received and who is acting within the scope of that license, and must be someone other than the Insured, the Policyowner, a person who lives with the Insured or Policyowner, or a person who is part of the Insured's or Policyowner's "Immediate Family" (spouse, child, brother, sister, parent, grandparent or grandchild of the Insured). The "Physician's

Statement" must be a written statement signed by a Physician which provides the Physician's diagnosis of the Insured's non-correctable medical condition. It must state with reasonable medical certainty that the non-correctable medical condition will result in the death of the Insured within 12 months of the Physician's Statement, taking into consideration the ordinary and reasonable medical care, advice and treatment available in the same or similar communities.

      The Rider will not pay benefits for a Terminal Condition resulting from self-inflicted bodily injuries occurring within the same period specified in the Policy's suicide provision. The Rider terminates at the earliest of (a) the date the Policy terminates, (b) the effective date of a settlement option elected under the Policy, (c) the date the Single Sum Benefit is paid, or (d) the date the Policyowner elects to terminate the Rider.

      Pursuant to the recently enacted Health Insurance Portability and Accountability Act of 1996, Western Reserve believes that for federal income tax purposes a Single Sum Benefit payment made under the Terminal Illness Accelerated Death Benefit Rider should be fully excludable from the gross income of the Beneficiary, as long as the Beneficiary is the insured under the Policy. However, a Policyowner should consult a qualified tax adviser about the consequences of adding this Rider to a Policy or requesting a Single Sum Benefit payment under this Rider.

      There is no additional charge for this rider. This rider may not be available in all states or, if available, the terms of the rider may vary, in accordance with the requirements of each state's insurance laws.

CASH VALUE

      At the end of any Valuation Period, the Cash Value of the Policy is equal to the sum of the Policy's value in each Sub-Account of the Series Account plus the Fixed Account Value. There is no guaranteed minimum Cash Value.

      NET SURRENDER VALUE.   A Policyowner may at any time surrender the Policy
and receive the Policy's Net Surrender Value. (See Policy Rights - Surrender Privileges, p. 30.) The Net Surrender Value as of any date is equal to:

      (1) the Cash Value as of such date; minus
      (2) any surrender charge as of such date (as described on p. 25); minus
      (3) any outstanding Policy loan; plus
      (4) any unearned loan interest.


      DETERMINATION OF VALUES IN THE SERIES ACCOUNT.   On the Record Date, the
Policy's value in a Sub-Account of the Series Account will equal the portion of any Net Premium allocated to the Sub-Account, reduced by the portion of the first monthly deduction allocated to that Sub-Account. (See Payment and Allocation of Premiums - Allocation of Premiums and Cash Value, p. 21.) Thereafter, on each Valuation Date, the Policy's value in a Sub-Account of the Series Account will equal the number of units in the Sub-Account, multiplied by the unit value of that Sub-Account.


The number of units that the Policy has in each Sub-Account is equal to:

      (1) The initial units purchased on the Policy Date; plus

      (2) Units purchased at the time additional Net Premiums are allocated to the Sub-Account; plus

           (3) Units purchased through transfers from another Sub-Account or the Fixed Account; minus

      (4) Units that are redeemed to pay for monthly deductions as they are due; minus

      (5) Units that are redeemed to pay for any cash withdrawals; minus

      (6) Units that are redeemed as part of any transfer to another Sub-Account or the Fixed Account.


      The Policy's total value in the Series Account equals the sum of the Policy's value in each Sub-Account. (For a description of how the values of the Fixed Account are calculated, see The Fixed Account - Fixed Account Value, p. 33.) Because the Cash Value is dependent upon a number of variables, including the investment experience of the chosen Sub-Accounts of the Series Account, the frequency and amount of premium payments, transfers and surrenders, and charges assessed in connection with the Policy, a Policy's Cash Value cannot be predetermined.


      UNIT VALUE.   The unit value of each Sub-Account was originally
established at $10 per unit. The unit value may increase or decrease from one Valuation Period to the next. Unit values also will vary between Sub-Accounts. The unit value of any Sub-Account at the end of a Valuation Period is the result of:

           (1) The total value of the assets held in the Sub-Account, determined by multiplying the number of shares of the designated Portfolio owned by the Sub-Account times the Portfolio's net asset value per share; minus


      (2) A deduction for the charge for mortality and expense risks. This charge is used to compensate Western Reserve for its assumption of certain mortality and expense risks. The daily amount of this charge is equal to the net assets of the Sub-Account times the daily pro rata portion of the annual Mortality and Expense Risk Charge rate. This annual rate is equal to ninety one-hundredths of one percent (0.90%); minus


      (3) The accrued amount of reserve for any taxes or other economic burden resulting from the application of tax laws that are determined by Western Reserve to be properly attributable to the Sub-Account; and the result divided by

           (4) The number of outstanding units in the Sub-Account.

      VALUATION DATE AND VALUATION PERIOD.   The net asset value per share of
shares of the Fund is determined, once daily, as of the close of the regular session of business on the

New York Stock Exchange ("Exchange") (usually 4:00 p.m., Eastern time), on each day the Exchange is open.

                       INVESTMENTS OF THE SERIES ACCOUNT

WRL SERIES FUND, INC.


      The Series Account invests in shares of the Fund, a series mutual fund which is registered with the Commission as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Fund by the Commission.

      Currently, the Portfolios of the Fund corresponding to the Sub-Accounts of the Series Account are: Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return Portfolio, Bond Portfolio, Growth & Income Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, C.A.S.E. Growth Portfolio, Value Equity Portfolio, U.S. Equity Portfolio, International Equity Portfolio and Third Avenue Value Portfolio. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has investment objectives and policies which are different from those of the other Portfolios. Thus, each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio. Pending any prior approval by a state insurance regulatory authority, certain Sub-Accounts and corresponding Portfolios may not be available to residents of some states.


      The investment objectives and policies of each Portfolio are summarized below. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE. More detailed information, including a description of risks, can be found in the Prospectus for the Fund which should be read carefully.

      AGGRESSIVE GROWTH PORTFOLIO:   This Portfolio seeks long-term capital
appreciation by investing in a diversified, actively managed portfolio of equity securities.

      EMERGING GROWTH PORTFOLIO:   This Portfolio seeks capital appreciation by
investing primarily in common stocks of small and medium sized companies.


      GROWTH PORTFOLIO:   This Portfolio seeks growth of capital by investing
primarily in common stocks listed on a national securities exchange or traded on NASDAQ.


      GLOBAL PORTFOLIO:   This Portfolio seeks long-term growth of capital in a
manner consistent with preservation of capital, primarily through investments in common stocks of foreign and domestic issuers.

      BALANCED PORTFOLIO:   This Portfolio seeks preservation of capital,
reduced volatility, and superior long-term risk adjusted returns by investing primarily in common stock, convertible securities and fixed-income securities.


      STRATEGIC TOTAL RETURN PORTFOLIO:   This Portfolio seeks to provide
current income, long-term growth of income and capital appreciation by investing primarily in a blend of equity and fixed-income securities, including common stocks, income producing securities convertible into common stocks, and fixed-income securities.

      BOND PORTFOLIO:   This Portfolio seeks the highest possible current
income within the confines of the primary goal of insuring the protection of capital by investing at least 65%, and usually a higher percentage, of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities and in other medium to high-quality debt securities.

      GROWTH & INCOME PORTFOLIO:   This Portfolio's objective is to seek total
return by investing in securities that have defensive characteristics. The Portfolio will invest primarily in a diversified portfolio of equity and debt securities with an emphasis on sector investing.

      MONEY MARKET PORTFOLIO:   This Portfolio seeks to obtain maximum current
income consistent with preservation of principal and maintenance of liquidity. The Portfolio maintains a dollar-weighted average portfolio maturity of not more than 90 days by investing in U.S. dollar-denominated securities which have effective maturities of not more than 13 months and present minimal credit risks.

      TACTICAL ASSET ALLOCATION PORTFOLIO:   This Portfolio seeks preservation
of capital and competitive investment returns by investing primarily in stocks, United States Treasury bonds, notes and bills, and money market funds.

      C.A.S.E. GROWTH PORTFOLIO:   This Portfolio seeks annual growth of
capital through investment in companies whose management, financial resources and fundamentals appear attractive on a scale measured against each company's present value.


      VALUE EQUITY PORTFOLIO:   This Portfolio seeks to achieve maximum,
consistent total return with minimum risk to principal by investing primarily in common stocks with above-average statistical value which, in the Sub-Adviser's opinion, are in fundamentally attractive industries and are undervalued at the time of purchase.

      INTERNATIONAL EQUITY PORTFOLIO:   This Portfolio seeks long-term growth
of capital by investing primarily in the common stock of foreign issuers traded on overseas exchanges and in foreign over-the-counter markets.

      U.S. EQUITY PORTFOLIO:   This Portfolio seeks long-term growth of capital
by investing primarily in equity securities of U.S. companies.


      THIRD AVENUE VALUE PORTFOLIO:   This Portfolio seeks long-term capital
appreciation by investing primarily in a portfolio of equity securities of well-financed companies believed to be priced below their private market values and debt securities providing strong protective covenants and high, effective yields.

      On or about December 16, 1997, after receiving an Order from the Commission, Western Reserve redeemed shares of the Short-to-Intermediate Government Portfolio held by the Short-to-Intermediate Government Sub-Account and purchased shares of the Bond Portfolio with the proceeds. Immediately following the substitution of shares, the assets of the Short-to-Intermediate Government Sub-Account were transferred to the Bond Sub-Account, thereby consolidating the Short-to-Intermediate Government Sub-Account into the Bond Sub-Account. The Portfolio substitution and Sub-Account consolidation took place at net asset value with no change in the amount of any Owner's benefits or Cash Value. Western Reserve and its affiliates did not receive any compensation or remuneration as a result of this transaction.


      WRL Investment Management, Inc. ("WRL Management"), located at 201 Highland Avenue, Largo, FL 33770, a wholly-owned subsidiary of Western Reserve, serves as investment adviser to each Portfolio of the Fund and manages its assets in accordance with policies, programs and guidelines established by the Board of Directors of the Fund.

      Each Sub-Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Sub-Advisers for the Portfolios of the Fund are as follows:


Janus Capital Corporation ("Janus") serves as sub-adviser to the Growth and Global Portfolios of the Fund. WRL Management and Janus will divide equally monthly compensation at a current annual rate of 0.80% of the aggregate average daily net assets each of the Growth Portfolio and Global Portfolio.

      AEGON USA Investment Management, Inc. ("AIMI") is sub-adviser to the Bond and Balanced Portfolios of the Fund. AIMI is a wholly-owned subsidiary of AEGON USA and thus is an affiliate of Western Reserve. WRL Management and AIMI will divide equally monthly compensation at the current annual rate of 0.80% of the aggregate average daily net assets of the Balanced Portfolio. WRL Management will receive monthly compensation at the current annual rate of 0.45% and AIMI will receive 0.20% of the aggregate average daily net assets of the Bond Portfolio. AIMI's compensation will be reduced by 50% of the amount paid by WRL Management on behalf of the Bond and Balanced Portfolios pursuant to any expense limitation or other reimbursement.


      Van Kampen American Capital Asset Management, Inc. ("Van Kampen American Capital") is sub-adviser to the Emerging Growth Portfolio of the Fund. Van Kampen American Capital is an indirect wholly-owned subsidiary of VK/AC Holding, Inc. ("VK/AC Holding"). VK/AC Holding is a wholly-owned subsidiary of MSAM Holdings II, Inc., which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group, Inc. It is anticipated that in mid-June, 1997, Morgan Stanley Group Inc. will merge with Dean Witter, Discover & Co., a financial services company. WRL Management and Van Kampen American Capital will divide equally monthly compensation at the current annual rate of 0.80% of the aggregate average daily net assets of the Emerging Growth Portfolio. Van Kampen American Capital's compensation will be reduced by 50% of the amount paid by WRL Management on behalf of the Emerging Growth Portfolio pursuant to any expense limitation or other reimbursement.

      Luther King Capital Management Corporation ("Luther King") is sub-adviser to the Strategic Total Return Portfolio of the Fund. Ultimate control of Luther King is exercised by J. Luther King, Jr. WRL Management and Luther King will divide equally monthly compensation at the current annual rate of 0.80% of the aggregate average daily net assets of the Strategic Total Return Portfolio.

Federated Investment Counseling ("Federated") is sub-adviser to the Growth & Income Portfolio of the Fund. Federated is a wholly-owned subsidiary of Federated Investors. WRL Management will receive monthly compensation at the current annual rate of 0.75% of the aggregate average daily net assets of the Growth & Income Portfolio. From this amount, as compensation for its services, Federated will receive payment of fees equal to 0.50% of the first $30 million of average daily net assets, 0.35% of the next $20 million of average daily net assets, and 0.25% of average daily net assets in excess of $50 million of the Growth & Income Portfolio.

Fred Alger Management, Inc. ("Fred Alger") is sub-adviser to the Aggressive Growth Portfolio of the Fund. Fred Alger is a wholly-owned subsidiary of Fred Alger & Company, Incorporated, which, in turn, is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. WRL Management and Fred Alger will divide equally monthly compensation at the current annual rate of 0.80% of the aggregate average daily net assets of the Aggressive Growth Portfolio.

      Dean Investment Associates, a Division of C.H. Dean and Associates, Inc. ("Dean") is sub-adviser to the Tactical Asset Allocation Portfolio of the Fund. Dean is wholly-owned by C.H. Dean and Associates, Inc. WRL Management and Dean will divide equally monthly compensation at the current annual rate of 0.80% of the aggregate average daily net assets of the Tactical Asset Allocation Portfolio. Dean's compensation will be reduced by 50% of the amount paid by WRL Management on behalf of the Tactical Asset Allocation Portfolio pursuant to any expense limitation or other reimbursement.

      J.P. Morgan Investment Management, Inc. ("J.P. Morgan") is sub-adviser to the Money Market Portfolio of the Fund. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated. WRL Management will receive monthly compensation at the current annual rate of 0.40% of the aggregate average daily net assets of the Money Market Portfolio. From this amount, as compensation for its services, J.P. Morgan will receive 0.15% of the average daily net assets of the Money Market Portfolio.

      C.A.S.E. Management, Inc. ("C.A.S.E.") is sub-adviser to the C.A.S.E. Growth Portfolio of the Fund. C.A.S.E. is a wholly-owned subsidiary of C.A.S.E. Inc. C.A.S.E. Inc. is indirectly controlled by William Edward Lange, president and chief executive officer of C.A.S.E. WRL Management and C.A.S.E. will divide equally monthly compensation at the current annual rate of 0.80% of the aggregate average daily net assets of the C.A.S.E. Growth Portfolio.

      NWQ Investment Management Company, Inc. ("NWQ Investment") is sub-adviser to the Value Equity Portfolio of the Fund. NWQ Investment was founded in 1982 and is a wholly-owned subsidiary of United Asset Management Corporation. WRL Management and NWQ Investment will divide equally monthly compensation at the current annual rate of 0.80% of the aggregate average daily net assets of the Value Equity Portfolio. NWQ Investment's compensation will be reduced by 50% of the amount paid by WRL Management on behalf of the Value Equity Portfolio pursuant to any expense limitation or other reimbursement.

      Scottish Equitable Investment Management Limited ("Scottish Equitable") serves as a co-sub-adviser to the International Equity Portfolio. Scottish Equitable is a wholly-owned subsidiary of Scottish Equitable plc, successor to Scottish Equitable Life Assurance Society, which was founded in Edinburgh in 1831. Scottish Equitable is also an indirect wholly-owned subsidiary of AEGON nv. WRL Management receives monthly compensation at the annual rate of 1.00% of the aggregate average daily net assets of the International Equity Portfolio. From this amount, Scottish Equitable receives 0.50% of average daily net assets of the Portfolio managed by Scottish Equitable, less 50% of the amount of excess expenses attributable to such assets.

      GE Investment Management Incorporated ("GEIM") also serves as a co-sub-adviser to the International Equity Portfolio and as sub-adviser to the U.S. Equity Portfolio. GEIM is a wholly-owned subsidiary of General Electric Company ("GE"). GEIM's principal officers and directors serve in similar capacities with respect to General Electric Investment Corporation ("GEIC," and, together with GEIM, collectively referred to as "GE Investments"), which like GEIM is a wholly-owned subsidiary of GE. WRL Management receives monthly compensation at the annual rate of 1.00% of the aggregate average daily net assets of the International Equity Portfolio. From this amount, GEIM, receives 0.50% of average daily net assets managed by GEIM, less 50% of amount of excess expenses attributable to such assets.

      With respect to the U.S. Equity Portfolio, WRL Management and GEIM will divide equally monthly compensation at the current annual rate of 0.80% of the aggregate average daily net assets of the U.S. Equity Portfolio. GEIM's compensation will be reduced by 50% of the amount paid by WRL Management on behalf of the U.S. Equity Portfolio pursuant to any expense limitation or other reimbursement. Any amount borne by GEIM pursuant to any expense limitation constitutes an agreement between the Investment Adviser and GEIM only for the first twelve months following each Portfolio's commencement of operations. Thereafter, any such arrangements will be as mutually agreed upon by GEIM and the Investment Adviser.


      EQSF Advisers, Inc. ("EQSF") is sub-adviser to the Third Avenue Value Portfolio. EQSF is a New York corporation organized in 1988 and is controlled by Martin J. Whitman. WRL Management and EQSF divide equally monthly compensation at the current annual rate of 0.80% of the aggregate average daily net assets of the Third Avenue Value Portfolio. EQSF's compensation will be reduced by 50% of the amount paid by WRL Management on behalf of the Third Avenue Value Portfolio pursuant to any expense limitation or other reimbursement.

      In addition to the Series Account, shares of the Fund are also sold to the WRL Series Annuity Account, a separate account established by Western Reserve for its variable annuity contracts, and shares of the Growth Portfolio are sold to the PFL Endeavor Variable Annuity Account, PFL Endeavor Platinum Variable Annuity Account and PFL Variable Annuity Account A, separate accounts of PFL Life Insurance Company, the AUSA Endeavor Variable Annuity Account, a separate account of AUSA Life Insurance Company, Inc., and to the AUSA Series Life Account, a separate account of AUSA Life Insurance Company, Inc., all affiliates of Western Reserve. Shares of the Fund may in the future be sold to other separate accounts, including separate accounts established for variable life insurance policies or variable annuity contracts issued by Western Reserve or its affiliates. It is conceivable that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither Western Reserve nor the Fund currently foresees any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, it should take. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.


ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

      Western Reserve reserves the right to transfer assets of the Series Account to another separate account which Western Reserve determines to be associated with the class of contracts to which the Policy belongs. Western Reserve also reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the investments that are held by any Sub-Account or that any Sub-Account may purchase. Any such addition, deletion or substitution by Western Reserve of shares of another Portfolio of the Fund or of another open-end, registered investment company, will only be taken if the shares of a Portfolio are no longer available for investment, or if in Western Reserve's judgement further investment in any Portfolio should become inappropriate in view of the purposes of the Series Account. Western Reserve will not add, delete or substitute any shares attributable to a Policyowner's interest in a Sub-Account of the Series Account without notice to and prior approval of the Commission, to the extent required by the 1940 Act or other applicable law. Nothing contained herein shall prevent the Series Account from purchasing other securities for other Portfolios or classes of policies, or from permitting a conversion between Portfolios or classes of policies on the basis of requests made by Policyowners.


      Western Reserve also reserves the right to establish additional Sub-Accounts of the Series Account, each of which would invest in a new Portfolio of the Fund, or in shares of another investment company, with a specified investment objective. New Sub-Accounts may be established when, in the sole discretion of Western Reserve, marketing, tax or investment conditions warrant, and any new Sub-Accounts will be made available to existing Policyowners on a basis to be determined by Western Reserve. Western Reserve may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax, or investment conditions warrant.

      In the event of any such substitution or change, Western Reserve may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by Western Reserve to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the Series Account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or sub-accounts.


                      PAYMENT AND ALLOCATION OF PREMIUMS


ISSUANCE OF A POLICY


      Effective January 1, 1998, individuals wishing to purchase a Policy must send a completed application to Western Reserve, P.O. Box 628069, Orlando, Florida 32862 for Policies submitted by World Marketing Alliance distribution systems; and to Western Reserve, P.O. Box 628078, Orlando, Florida 32862 for Policies submitted by all other distribution systems, including ISI.Under Western Reserve's current rules, the minimum Specified Amount of a Policy is generally $50,000, declining to $25,000 after age 45. Policies will generally be issued only to Insureds 75 years of age or under who supply satisfactory evidence of insurability sufficient to Western Reserve. Western Reserve may, however, at its sole discretion, issue a Policy to an individual above the age of 75. Acceptance is subject to Western Reserve's underwriting rules and Western Reserve reserves the right to reject an application for any reason permitted by law.


PREMIUMS

      Subject to certain limitations, a Policyowner has flexibility in determining the frequency and amount of premiums.


      PREMIUM FLEXIBILITY.   Unlike conventional insurance policies, this
Policy frees the Policyowner from the requirement that premiums be paid in accordance with a rigid and inflexible premium schedule. Western Reserve may require the Policyowner to pay an Initial Premium at least equal to a minimum monthly guarantee premium set forth in the Policy before issuing the Policy. (See Charges and Deductions - Premium Expense Charge, p. 24.) Thereafter, subject to the minimum and maximum premium limitations described below, a Policyowner may make unscheduled premium payments at any time in any amount.


      PLANNED PERIODIC PREMIUMS.   Each Policyowner will determine a Planned
Periodic Premium schedule that provides for the payment of a level premium at a fixed interval over a specified period of time. The Policyowner is not required to pay premiums in accordance with this schedule. Furthermore, the Policyowner has considerable flexibility to alter the amount, frequency, and the time period over which Planned Periodic Premiums are paid.


      The payment of a Planned Periodic Premium will not guarantee that the Policy remains In Force. Instead, the duration of the Policy depends upon the Policy's Net Surrender Value. (See Death Benefit - How the Duration of the Policy May Vary, p. 15.) Thus, even if Planned Periodic Premiums are paid by the Policyowner, the Policy will nonetheless lapse any time Net Surrender Value is insufficient to pay certain monthly charges, and a grace period expires without a sufficient payment. However, during the first three Policy years, the Policy will remain In Force and no grace period will begin provided there has been no increase in the Specified Amount or addition of any riders and the total of the premiums received (minus any withdrawals and any outstanding loans) is equal to or exceeds the minimum monthly guarantee premium set forth in the Policy times the number of months since the Policy Date, including the current month. (See Policy Lapse and Reinstatement - Lapse, p. 23.)


      PREMIUM LIMITATIONS.   In no event may the total of all premiums paid,
both scheduled and unscheduled, exceed the current maximum premium limitations which qualify the Policy as life insurance according to Federal tax laws. If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limitation, Western Reserve will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the current maximum premium limitations set forth in the Policy. Every premium payment, whether scheduled or unscheduled, must be at least the minimum payment amount required. Under Western Reserve's current rules, the minimum payment amount is $50. Premium payments less than this minimum amount may be returned to the Policyowner.

      PAYMENT OF PREMIUMS.   Payments made by the Policyowner will be treated
as a premium payment unless clearly marked as loan repayments. Certain charges will be deducted from each premium payment. (See Charges and Deductions - Premium Expense Charge, p. 24.)

      As an accommodation to Policyowners, Western Reserve will accept transmittal of initial and subsequent premiums of at least $1,000 by wire transfer. For an Initial Premium, the wire transfer must be accompanied by a simultaneous telephone facsimile transmission ("FAX") of a completed application. An Initial Premium accepted via wire transfer with FAX will be allocated in accordance with current procedures explained in the next section entitled, "Allocation of Premiums and Cash Value - Allocation of Net Premiums," below. An Initial Premium made by wire transfer not accompanied by a simultaneous FAX, or accompanied by a FAX of an incomplete application, will be retained for a period up to five business days while Western Reserve attempts to obtain the FAX or complete the essential information required to establish the Policy and allocate the Initial Premium at the unit value next determined after receipt of the FAX or information necessary to complete the application. If Western Reserve cannot obtain the FAX or essential information within five business days, Western Reserve will return the Initial Premium to the applicant, unless the applicant consents to allow Western Reserve to retain the Initial Premium until the required FAX or essential information is received.


      In the event the application with original signature is later received and the allocation instructions in that application, for any reason, are inconsistent with those previously designated on the FAX, the Initial Premium will be reallocated on the first Valuation Date on or following the Record Date in accordance with the allocation instructions in the application with original signature.

      Policyowners wishing to make payments via bank wire should instruct their banks to wire Federal Funds as follows:

      Barnett Bank of Pinellas County
      ABA # 063000047

      For credit to: Western Reserve Life
      Account #: 2452641830
      Policyowner's Name:
      Policy Number:
      Attention: General Accounting
      Fax Number: (813) 588-1600


ALLOCATION OF PREMIUMS AND CASH VALUE


      NET PREMIUMS.   The Net Premium equals the premium paid less the premium
expense charges. (See Charges and Deductions - Premium Expense Charge, p. 24.) When an Initial Premium accompanies the application, monthly deductions from the Cash Value of the Policy commence on the Policy Date.

      ALLOCATION OF NET PREMIUMS.   In the application for a Policy, the
Policyowner will allocate Net Premiums to one or more of the Sub-Accounts of the Series Account, to the Fixed Account, or to a combination of both. (For Policies issued in New Jersey, the Fixed Account is not available for allocation of Net Premiums.) Notwithstanding the allocation in the application, the Initial Premium, less charges, will first be allocated, on the first Valuation Date on or following the Policy Date, to the Sub-Account of the Series Account that invests exclusively in shares of the Money Market Portfolio, and will be reallocated in accordance with the Policyowner's directions in the application on the first Valuation Date on or following the Record Date. The Record Date of the Policy will be the date on which the Policy is recorded on Western Reserve's books as an In Force Policy. (See Payment and Allocation of Premiums beginning on page 20, and Policy Benefits - When Conditional Life Insurance Coverage Begins, p. 15.)


      Net Premiums paid after the Record Date will be allocated in accordance with the Policyowner's instructions. Western Reserve does not currently require that allocation of Net Premiums to an Account meet a minimum percentage. Western Reserve does reserve the right to limit allocation of Net Premiums to any Account to no less than 10% of each Net Premium payment. No fractional percentages are permitted. The allocation of future Net Premiums may be changed without charge at any time by providing Western Reserve with written notification from the Policyowner, or by calling Western Reserve's toll-free number, 1-800-851-9777. Western Reserve will employ the same procedures to confirm that such telephone instructions are genuine as it employs regarding transfers among Sub-Accounts and the Fixed Account by telephone. Upon instructions from the Policyowner, the registered representative/agent of record may also change the allocation of future Net Premiums. Western Reserve reserves the right to limit the number of changes of the allocation of Net Premiums to one per year. Investment returns from the amounts allocated to Sub-Accounts of the Series Account will vary with the investment experience of these Sub-Accounts and the Policyowner bears the entire investment risk.

      TRANSFERS.   Cash Value may be transferred among the Sub-Accounts of the
Series Account or from the Sub-Accounts to the Fixed Account. (For Policies issued in New Jersey, the Fixed Account is not available to receive Cash Value transferred from the Sub-Accounts.) Transfers may also be made from the Fixed Account to the Sub-Accounts, subject to certain restrictions. (See The Fixed Account - Allocations, Transfers and Withdrawals, p. 34.) The amount of Cash Value available for transfer from any Sub-Account, or the Fixed Account, is determined at the end of the Valuation Period during which the transfer request is received at Western Reserve's Office. The net asset value for each share of the corresponding Portfolio of any Sub-Account is determined, once daily, as of the close of the regular business session of the New York Stock Exchange ("Exchange") (usually 4:00 p.m. Eastern time), which coincides with the end of each

Valuation Period. (See Policy Benefits - Cash Value - Valuation Date and Valuation Period, p. 16.) Therefore, any transfer request received after the close of the regular business session of the Exchange, on any day the Exchange is open, will be processed on the next day the Exchange is open for business, utilizing the net asset value for each share of the applicable Portfolio determined as of the close of the regular business session of the Exchange. Cash Value available for transfer from the Fixed Account will be determined in the same manner.



      Policyowners may make transfer requests in writing, or by telephone. Written requests must be in a form acceptable to Western Reserve. The registered representative/agent of record for the Policy may, upon instructions from the Policyowner for each transfer, make telephone transfers upon request without the necessity for the Policyowner to have previously authorized telephone transfers in writing. If, for any reason, a Policyowner does not want the ability to make transfers by telephone, the Policyowner should provide written notice to Western Reserve at its Office. All telephone transfers should be made by calling Western Reserve at the toll-free number 1-800-851-9777. Western Reserve will not be liable for complying with telephone instructions it reasonably believes to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and Policyowners will bear the risk of any such loss. Western Reserve will employ reasonable procedures to confirm that telephone instructions are genuine. If Western Reserve does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon such telephone instructions, providing written confirmation of such transactions to Policyowners, and/or tape recording of telephone instructions received from Policyowners. Western Reserve may, at any time, revoke or modify the transfer privilege. Under Western Reserve's current procedures, it will effect transfers and determine all values in connection with transfers at the end of the Valuation Period during which the transfer request is received at Western Reserve's Office.



      Twelve Cash Value transfers are permitted without charge during any one Policy year. Western Reserve will impose a charge of $10 for each subsequent transfer. The transfer charge will not be increased. (See Optional Cash Value Charges - Cash Value Transfers, p. 26.) All transfers made in any one day will be considered a single transfer and any transfer charges will be deducted in an equal amount from each Sub-Account from which a transfer was made. Transfers resulting from policy loans, the exercise of conversion rights, and the reallocation of Cash Value immediately after the Record Date, will not be treated as a transfer for the purpose of this charge. No transfer charge will apply to transfers from the Fixed Account to a Sub-Account or to the exercise of the Conversion Rights. (See Policy Rights - Conversion Rights, p. 30.)


      Western Reserve or an affiliate may provide administrative or other support services to independent third parties authorized by Policyowners to conduct transfers on a Policyowner's behalf, or who provide recommendations as to how Sub-Account values should be allocated. This includes, but is not limited to, transferring Sub-Account values among Sub-Accounts in accordance with various investment allocation strategies such third party may employ. Such independent third parties may or may not be appointed Western Reserve agents for the sale of Policies. However, WESTERN RESERVE DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH WESTERN RESERVE FOR THE SALE OF POLICIES. WESTERN RESERVE THEREFORE TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON A POLICYOWNER'S BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES. Western Reserve does not currently charge a Policyowner any additional fees for providing these support services.


DOLLAR COST AVERAGING

      The Policyowner may direct Western Reserve to automatically transfer specified amounts from the Money Market Sub-Account, the Bond Sub-Account, the Fixed Account or any combination of these Accounts on a monthly basis to a Sub-Account. This service is intended to allow the Owner to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. Western Reserve makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. To qualify for Dollar Cost Averaging a minimum of $10,000 must be in each Account from which transfers will be made and at least $1,000, in the aggregate, must be transferred each month, unless Western Reserve consents to a smaller amount.

      To further qualify for Dollar Cost Averaging from the Fixed Account, no more than one-tenth (1/10) of the amount in the Fixed Account at the commencement of Dollar Cost Averaging can be transferred each month. Other types of transfers from the Fixed Account may also be subject to certain other restrictions. (See The Fixed Account - Allocations, Transfers and Withdrawals on p. 34.)

      A written election of this service, on a form provided by Western Reserve, must be completed by the Policyowner in order to begin transfers. The first transfer will occur during the month which follows receipt of the form, providing the form is received by the 25th day of the month. Once elected, transfers from the Money Market or Bond Sub-Accounts or the Fixed Account will be processed monthly until the entire value of each Account from which transfers are made is completely depleted or the Policyowner instructs Western Reserve in writing to cancel the monthly transfers. For example, if $15,000 was allocated to the Money Market Sub-Account and $10,000 was allocated to the Bond Sub-Account and transfers of $500 are made each month from each of these Sub-Accounts to the Growth Sub-Account, transfers of $500 per month would continue to be made from the Money Market Sub-Account even though transfers from the Bond Sub-Account had ceased as a result of depletion of value.


      There is no charge for Dollar Cost Averaging. However, each transfer which occurs under the Dollar Cost Averaging service will be counted towards the twelve free transfers allowed during each Policy year. (See Payment and Allocation of Premiums - Allocation of Premiums and Cash Value - Transfers on
p. 21.) Western Reserve may discontinue, modify, or suspend Dollar Cost Averaging at any time, following prior written notice to Policyowners. Dollar Cost Averaging is not available if the Owner has elected the Asset Rebalancing Program, or has elected an asset allocation service provided by a third party.


ASSET REBALANCING PROGRAM

      Western Reserve will offer a program under which the Policyowner may authorize Western Reserve to transfer automatically Cash Value periodically to maintain a particular percentage allocation among the Sub-Accounts. The Cash Value allocated to each Sub-Account will grow or decline in value at different rates. The Asset Rebalancing Program automatically reallocates the Cash Value in the Sub-Accounts at the end of each period to match the Contract's currently effective Net Premium allocation schedule. The Asset Rebalancing Program is intended to transfer Cash Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value. Over time, this method of investing may help an Owner buy low and sell high. This investment method does not guarantee gains, nor does it assure that any Sub-Account will not have losses.

      To qualify for Asset Rebalancing, a minimum Cash Value of $10,000 for an existing Policy, or a minimum Initial Premium of $10,000 for a new Policy, is required. To participate in the Asset Rebalancing Program, a properly completed Asset Rebalancing Request Form must be received by Western Reserve at its Administrative Office. An Asset Rebalancing Request Form is available upon request.


      Owners may elect rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy Date. Following receipt of the Asset Rebalancing Request Form, Western Reserve will effect the initial rebalancing of Cash Value on the next such anniversary, in accordance with the Policy's current Net Premium allocation schedule. The amounts transferred will be credited at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the New York Stock Exchange is closed, rebalancing will occur on the next day the New York Stock Exchange is open. The Asset Rebalancing Program is available only before the Maturity Date, and is not available if the Policyowner has elected Dollar Cost Averaging, or has elected an asset allocation service provided by a third party. There is no charge for the Asset Rebalancing Program. However, each reallocation which occurs under the Asset Rebalancing Program will be counted towards the twelve free transfers allowed during each Policy year. (See Payment and Allocation of Premiums - Allocation of Premiums and Cash Value - Transfers on p. 21.)


      The Policyowner may terminate participation at any time in the Asset Rebalancing Program by oral or written request to Western Reserve. Participating in the Asset Rebalancing Program will terminate automatically if any transfer is made to, or from, any Sub-Account, other than on account of a scheduled rebalancing. If the Policyowner wishes to resume the Asset Rebalancing Program after it has been canceled, a new Asset Rebalancing Request Form must be completed and sent to Western Reserve. The Policyowner may start and stop participation in the Asset Rebalancing Program at any time; however, Western Reserve reserves the right to restrict entry into the Asset Rebalancing Program to once per Policy Year. Cash Value allocated to the Fixed Account may not be included in the Asset Rebalancing Program.

      Western Reserve may discontinue, modify, or suspend, the Asset Rebalancing Program at any time, following prior written notice to Policyowners.

POLICY LAPSE AND REINSTATEMENT


      LAPSE.   Unlike conventional life insurance policies, the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Lapse will only occur where Net Surrender Value is insufficient to cover the monthly deduction, and a grace period expires without a sufficient payment by the Policyowner. If the Net Surrender Value on any Monthly Anniversary is insufficient to cover the monthly deduction on such day, the Policyowner must, except as noted below, pay during the grace period a payment at least sufficient to provide a Net Premium to cover the sum of the monthly deductions due within the grace period. (See Charges and Deductions, p. 24.) (For Policies issued in New Jersey, should the grace period begin during the first three Policy years, the payment necessary to keep the Policy In Force is the lesser of the amount necessary to satisfy the minimum monthly guarantee premium and the amount necessary to increase the Net Surrender Value to cover the monthly deduction due.)


      However, during the first three Policy years, the Policy will not lapse and no grace period will begin provided: (1) there has been no increase in the Specified Amount or addition of any riders, and (2) the total of the premiums received (minus any withdrawals and outstanding loans) equals or exceeds the minimum monthly guarantee premium shown in the Policy times the number of months since the Policy Date, including the current month. Essentially, the Policy will not lapse during the first three Policy years, as long as the conditions described in the preceding sentence have been met, and even though Net Surrender Value at any point during the first three Policy years is insufficient to cover the monthly deduction and a grace period has expired without a payment sufficient to cover the monthly deduction. Such a Lapse could happen if the investment experience has been sufficiently unfavorable to have resulted in a decrease in the Net Surrender Value, or the Net Surrender Value has decreased because not enough premiums have been paid to offset the monthly charges.


      When the conditions in (1) and (2) above have not been met, or they have been met but the Policy has been In Force for more than three Policy years, and Net Surrender Value is insufficient to cover the monthly deduction, Western Reserve will notify the Policyowner and any assignee of record of the minimum payment needed to keep the Policy In Force. The Policyowner will then have a grace period of 61 days, measured from the date notice is sent to the Policyowner, for Western Reserve to receive sufficient payments. (For Policies issued in New Jersey, Policyowners will have a grace period of 61 days to mail sufficient payments.) If Western Reserve does not receive a sufficient payment within the grace period, Lapse of the Policy will result. If a sufficient payment is received during the grace period, any resulting Net Premium will be allocated among the Accounts, and any monthly deductions due will be charged to such Accounts, in accordance with the Policyowner's then current instructions. (See Allocation of Premiums and Cash Value - Allocation of Net Premiums, p. 21, and Charges and Deductions - Cash Value Charges, p. 25.) If the Insured dies during the grace period, the death benefit proceeds will equal the amount of the death benefit proceeds immediately prior to the commencement of the grace period, reduced by any due and unpaid charges.

      REINSTATEMENT.   A lapsed Policy may be reinstated any time within five
years after the date of Lapse and before the Maturity Date by submitting the following items to Western Reserve:
      1. A written application for reinstatement from the Policyowner;
      2. Evidence of insurability satisfactory to Western Reserve; and
      3. A premium that, after the deduction of premium expense charges, is large enough to cover:
         (a) one monthly deduction at the time of termination;
         (b) the next two monthly deductions which will become due after the time of reinstatement; and

         (c) an amount sufficient to cover any surrender charge (as described on p. 25) as of the date of reinstatement.

      Western Reserve reserves the right to decline a reinstatement request. Any indebtedness on the date of Lapse will not be reinstated. The Cash Value of the Loan Reserve on the date of reinstatement will be zero. The amount of Net Surrender Value on the date of reinstatement will be equal to the Net Premiums paid at reinstatement, less the amounts paid in accordance with (a) and (c) above.
      Upon approval of the application for reinstatement, the effective date of reinstatement will be the first Monthly Anniversary on or next following the date Western Reserve approves the application for reinstatement.

                            CHARGES AND DEDUCTIONS

      Charges will be deducted in connection with the Policy to compensate Western Reserve for: (1) providing the insurance benefits set forth in the Policy and any optional insurance benefits added by rider; (2) administering the Policy; (3) assuming certain risks in connection with the Policy; and (4) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below.



PREMIUM EXPENSE CHARGE

      Prior to allocation of Net Premiums among the Accounts, premiums paid through the end of the tenth Policy year will be reduced by a Premium Expense Charge equal to 6.00% of premiums to compensate Western Reserve for distribution expenses and premium taxes incurred in connection with the Policy. After the tenth Policy year, the Premium Expense Charge reduces to 2.5%. In addition, a premium collection charge of $2.00 per premium will compensate Western Reserve for costs associated with premium billing and collection. The premium collection charge will not be increased in the future.



CONTINGENT SURRENDER CHARGES

      If the Policy is totally surrendered (or the Net Surrender Value is applied under a settlement option) prior to the end of the fifteenth (15th) Policy year, a surrender charge for the initial Specified Amount will be deducted from the Policy's Cash Value. The surrender charge consists of the sum of:

      (a) an administrative component (DEFERRED ISSUE CHARGE), and

      (b) a sales component (DEFERRED SALES CHARGE).


      The sum of (a) and (b) are multiplied by (c), the applicable SURRENDER CHARGE PERCENTAGE.


      (a) DEFERRED ISSUE CHARGE.   The deferred issue charge is a level charge
of $5.00 per thousand of initial Specified Amount. This charge is to assist Western Reserve in recovering the underwriting, processing and start-up expenses incurred in connection with the Policy and the Series Account. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insured's rate class, and establishing Policy records. A surrender charge consisting only of a deferred issue charge applies prior to the 15th Policy year to the amount of any increase in the Specified Amount. This surrender charge is also multiplied by the applicable surrender charge percentage shown in the Policy.



      (b) DEFERRED SALES CHARGE.   The deferred sales charge is (1) 26.5% of
the sum of all premiums paid up to the Guideline Premium shown in the Policy and, (2) for the sum of all premiums paid in excess of the first Guideline Premium ("excess premium charge"), a percentage which varies by the Issue Age and sex of the Insured as follows:

                     Issue Age Range
                   -------------------
 Excess Premium    Male and
     Charge         Unisex     Female
----------------   ---------   -------
          4.2%        0-55       0-62
          3.7%       56-63      63-69
          3.1%       64-68      70-74
          2.5%       69-73         75
          2.0%       74-75

      The deferred sales charge is designed to assist Western Reserve in recovering distribution expenses incurred in connection with the Policy, including agent sales commissions, the cost of printing prospectuses and sales literature, and any advertising costs. The proceeds of the charge may not be sufficient to cover these expenses. To the extent they are not, Western Reserve will cover the shortfall from its General Account assets, which may include profits from the mortality and expense risk charge under the Policy.

      (c) SURRENDER CHARGE PERCENTAGE.   As stated above, the percentage is
applied to the sum of the deferred issue charge and deferred sales charge due upon any surrender of a Policy during the first fifteen Policy years. In Policy years 1-10 this percentage is 100% for male Insureds at Issue Ages 0-65 and female Insureds at Issue Ages 0-70, and then declines at the rate of 20% per year until reaching zero at the end of the fifteenth (15th) Policy year as shown below. For Insureds with older Issue Ages, this percentage is less than 100% at the end of the tenth (10th) Policy year and declines to 0% at the end of the fifteenth (15th) Policy year. Therefore, application of the percentage to the sum of the deferred issue charge and deferred sales charge in the event of any surrender during the eleventh through fifteenth Policy years will result in reduced surrender charges. If a surrender occurs after the fifteenth (15th) Policy year, there are no deferred issue or deferred sales charges due. See Example (2) below. Percentages for the Protector Plus Program are different than those shown below. (See Charges And Deductions - Protector Plus Programsm, p. 28.)

                         SURRENDER CHARGE PERCENTAGES
                             MALES ISSUE AGES 0-65
                            FEMALES ISSUE AGES 0-70


 Surrender Charge Percentage
    End of Policy Year*        Percentage
----------------------------   -----------
               At Issue           100%
                  1-10            100%
                    11             80%
                    12             60%
                    13             40%
                    14             20%
                    15              0%
                   16+              0%

* THE PERCENTAGE ON ANY DATE OTHER THAN AN ANNIVERSARY WILL BE INTERPOLATED BETWEEN THE TWO END OF YEAR PERCENTAGES.

      (d) EXAMPLE (1) Assume a male Insured purchases the Policy when age 35 for $100,000 of Specified Amount, paying the Guideline Premium of $1,007, and an additional premium amount of $493 in excess of the Guideline Premium, for a total premium of $1,500 per year for four years ($6,000 total for four years), and then surrenders the Policy. The surrender charge would be calculated as follows:


(i)     DEFERRED ISSUE CHARGE - [100 x $5.00]
        ($5.00/$1,000 of Initial Specified Amount)   =    $500.00
(ii)    DEFERRED SALES CHARGE:
        (1) 26.5% of Guideline
               Premium paid
                 [26.5% x $1,007], and               =    $266.86
        (2) 4.2%  of premiums paid in excess
               of Guideline Premium
                 [4.2% x $4,993]                     =    $209.71
(iii)   APPLICABLE SURRENDER CHARGE                  =      100%
        [(a)$500.00 + (b)($266.86 + $209.71)]
        x 100%
        SURRENDER CHARGE = [$500.00 + $476.57]
        x 100%                                       =    $976.57
                                                         ========

      EXAMPLE (2) - Assume the same facts as in Example (1), EXCEPT the Owner surrenders the Policy on the 14th Policy Anniversary:


(i)     DEFERRED ISSUE CHARGE - [100 x $5.00]    =    $500.00
(ii)    DEFERRED SALES CHARGE:
        (1) [26.5% x $1,007], and                =    $266.86
        (2) [4.2% x $19,993]                     =    $839.71
(iii)   APPLICABLE SURRENDER CHARGE              =       20%
        [(a)$500.00 + (b)($266.86 + $839.71)]
        x 20%
        SURRENDER CHARGE = [$500.00 +
        $1,106.57] x 20%                         =    $321.31
                                                     =======

      If the Owner waits until the 15th Policy Anniversary or after, there will be no surrender charge.

      (e) DEFERRED ISSUE CHARGE ON INCREASES.   During the 15 Policy years
following each increase in Specified Amount, an additional surrender charge will be incurred upon surrender of the Policy. This charge is calculated by multiplying the amount of the increase in Specified Amount, in thousands, by the $5.00 deferred issue charge. The resulting product is then multiplied by the applicable surrender charge percentage shown in the Policy, with Policy years commencing on the date of the increase.

CASH VALUE CHARGES

      Charges will be deducted monthly from the Cash Value of each Policy ("monthly deduction") to compensate Western Reserve for certain administrative costs, the cost of insurance and optional benefits added by rider. The monthly deduction will be deducted on each Monthly Anniversary and will be allocated among the Accounts on the same basis as Net Premiums are allocated. If the value of any Account is insufficient to pay its part of the monthly deduction, the monthly deduction will be taken on a pro rata basis from all Accounts.

Because portions of the monthly deduction, such as the cost of insurance, can vary from month-to-month, the monthly deduction itself will vary in amount from month-to-month.


      COST OF INSURANCE.   Western Reserve will determine the monthly cost of
insurance charge by multiplying the applicable cost of insurance rates by the net amount at risk for each Policy Month. The net amount at risk for a Policy Month is (a) the death benefit at the beginning of the Policy Month divided by
1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%), less (b) the Cash Value at the beginning of the Policy Month. When there is an increase in the Specified Amount of a Policy which results in a greater net amount at risk, the cost of insurance deduction will increase.


      Cost of insurance rates will be based on the sex, Attained Age and rate class of the Insured, and the length of time a Policy has been In Force. The actual monthly cost of insurance rates will be based on Western Reserve's expectations as to future experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary (C.S.O.) Mortality Tables and the Insured's sex, Attained Age and rate class. For standard rate classes, these rates will not exceed rates contained in the 1980 C.S.O. Tables. Western Reserve also may guarantee that actual cost of insurance rates will not be changed for a specified period of time (E.G., one year). Any change in the cost of insurance rates will apply to all Insureds of the same age, sex, and rate class whose Policies have been In Force for the same length of time.


      The Policies offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. The State of Montana prohibits the use of actuarial tables that distinguish between men and women in determining premiums and policy benefits for policies issued on the lives of its residents. The State of Massachusetts formerly had a similar prohibition and has introduced legislation which would reinstate such prohibition. Therefore, Policies offered by this Prospectus to insure residents of the states of Montana and Massachusetts will have premiums and benefits which are based on actuarial tables that do not differentiate on the basis of sex.


      The rate class of an Insured will affect the cost of insurance rate. Western Reserve currently places Insureds into the following four standard rate classes: non-tobacco use Ultimate Select, non-tobacco use Select, tobacco use Ultimate Standard, and tobacco use Standard; as well as various other sub-standard rate classes involving a higher mortality risk. In an otherwise identical Policy, the cost of insurance rate is generally higher for tobacco users than for non-tobacco users and, within these two categories, higher for Insureds not in the Ultimate category than for Insureds in the Ultimate category.

      Western Reserve may also issue certain Policies on a "simplified" or expedited basis to certain categories of individuals (for example, Policies issued at a predetermined Specified Amount or underwritten on a group basis). Policies issued on this basis will have guaranteed cost of insurance rates no higher than the guaranteed rates for non-tobacco use Select or tobacco use Standard categories (as appropriate); however, due to the special underwriting criteria established for these issues, actual rates may be higher or lower than the current cost of insurance rates charged under otherwise identical Policies that are underwritten using standard underwriting criteria.

      MONTHLY POLICY CHARGE.   Western Reserve has primary responsibility for
the administration of the Policy and the Series Account. Annual administrative expenses include recordkeeping, processing death benefit claims, Policy changes, reporting and overhead costs. As reimbursement for administrative expenses related to the maintenance of each Policy and the Series Account, Western Reserve assesses a monthly administration charge from each Policy. This charge is currently $5.00 per Policy Month and will not be increased.

OPTIONAL CASH VALUE CHARGES

      The following optional Cash Value charges will be deducted from the Policy as the result of changes or elections made to the Policy and initiated by the Policyowner.

      OPTIONAL INSURANCE BENEFITS.   The monthly deduction will include charges
for any optional insurance benefits added to the Policy by rider.

      CASH VALUE TRANSFERS.   After twelve (12) free transfers per year,
Western Reserve will impose and deduct from each amount transferred a transfer charge of $10 to compensate Western Reserve for the costs in effectuating the transfer. The transfer charge will not be increased in the future.

      CASH WITHDRAWALS.   A processing fee equal to the lesser of $25 or 2% of
the amount withdrawn will be deducted from amounts withdrawn from the Policy and the balance will then be paid to the Policyowner. This fee will not be increased.

CHARGES AGAINST THE SERIES ACCOUNT

      Certain expenses will be deducted as a percentage of the value of the net assets of the Series Account to compensate Western Reserve for certain risks assumed in connection with the Policy.

      MORTALITY AND EXPENSE RISK CHARGE.   Western Reserve will deduct a daily
charge from the Series Account at an annual rate of 0.90% of the average daily net assets of the Series Account. Under Western Reserve's current procedures, these amounts are paid to the General Account monthly.

      The mortality risk assumed by Western Reserve is that Insureds may live for a shorter time than projected. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the limits on administrative charges set in the Policies. Western Reserve also assumes risks with respect to other contingencies including the incidence of Policy loans, which may cause Western Reserve to incur greater costs than anticipated when designing the Policies.


      TAXES.   Currently no charge is made to the Series Account for Federal income taxes that may be attributable to the Series Account. Western Reserve may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Series Account may also be made. (See Federal Tax Matters, p. 34.)


EXPENSES OF THE FUND


      Because the Series Account purchases shares of the Fund, the net assets of the Series Account will reflect the investment management fee and other expenses incurred by the Fund. (See p. 6 for a table of the Fund Annual Expenses and pp. 18-19 for a discussion of the investment management fees of each Portfolio.)


      Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with ISI, principal underwriter for the Fund.


      Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any Portfolio during the fiscal year ending December 31, 1998. Prior to ISI seeking reimbursement, Policyowners will be notified in advance.


GROUP OR SPONSORED POLICIES

      A different form of the Policy may be purchased under group or sponsored arrangements ("Group/Sponsored Policies"). Under Group/Sponsored Policies, a trustee, employer or similar entity purchases individual policies covering a group of individuals on a group basis. Examples of such arrangements are employer-sponsored benefit plans which are qualified under Section 401 of the Internal Revenue Code and deferred compensation plans. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

      For Group/Sponsored Policies the premium expense charges, contingent surrender charges, minimum premium and minimum Specified Amount described in "Charges and Deductions" may be reduced. Western Reserve will issue Group/Sponsored Policies in accordance with its rules in effect as of the date an application for a Policy is approved. To qualify for Group/Sponsored Policies, a group or sponsored arrangement must satisfy certain criteria as to, for example, size and number of years in existence. Generally, the sales contacts and effort, administrative costs and mortality cost for Group/Sponsored Policies take into account such factors as the size of the group or sponsored arrangement, its stability as indicated by its term of existence, the purposes for which Group/Sponsored Policies, are purchased and certain characteristics of its members. The Group/Sponsored Policy's amount of reduction and the criteria for qualification will reflect the reduced sales effort resulting from sales to qualifying groups and sponsored arrangements. Group/Sponsored Policies may not be available in certain states.

      Western Reserve may modify from time to time on a uniform basis the criteria for qualification for Group/ Sponsored Policies. In no event, however, will group or sponsored arrangements established for the sole purpose of purchasing Group/Sponsored Policies, or which have been in existence for less than six months, qualify for such Policies. Group/Sponsored Policies will not be unfairly discriminatory against any person, including the affected Policyowners and all other Policyowners of other forms of Policies funded by the Series Account.

      In 1983 the United States Supreme Court held that certain insurance policies, the benefits under which vary based on sex, may not be used to fund certain employer-sponsored benefit plans and fringe benefit programs. Western Reserve recommends that any employer proposing to offer the Group/ Sponsored Policies to employees under a group or sponsored arrangement consult his or her attorney before doing so. (See Federal Tax Matters - Employment-Related Benefit Plans, p. 37.)


EMPLOYEE/ASSOCIATE POLICIES


      Certain employees, field associates, directors and their relatives may purchase a different form of the Policy ("Employee Policy") under which Western Reserve, in addition to waiving or reducing the premium expense charges, contingent surrender charges, minimum premium and minimum Specified Amount, may waive or reduce the Monthly Policy Charge and the Surrender Charge. The Employee Policy is available to (a) current and retired directors, officers, full-time employees and agents of Western Reserve and its affiliates; (b) current and retired directors, officers, full-time employees and registered representatives of ISI and any broker-dealer which has a sales agreement with ISI; (c) any Trust, pension, profit-sharing or other employee benefit plan of any of the foregoing persons or entities; (d) current and retired directors, officers and full-time employees of WRL Series Fund, Inc. and any IDEX mutual fund, and any investment adviser or investment sub-adviser thereto; and (e) any member of a family of any of the foregoing (E.G., spouse, child, sibling, parent-in-law). Western Reserve reserves the right to modify or terminate this arrangement at any time. The Employee Policy may not be available in certain states.

PROTECTOR PLUS PROGRAM(SM)

      Western Reserve also offers a different form of the Policy to Policyowners who make an Initial Premium payment of at least $10,000 or more, and which is at least 90% of the maximum allowable single premium ("Protector Plus Program Policies"), formerly called the "Large Initial Premium Program." Under a Protector Plus Program Policy, the underwriting process is both expedited and shortened in length by reducing the number and extent of the items required to determine the risk assumed by Western Reserve. The Protector Plus Program Policy entails fewer administrative costs for Western Reserve and also reduces distribution costs by relieving sales representatives from some of the burden of assisting in the underwriting.

      A Protector Plus Program Policy sold under this simplified underwriting arrangement differs from a standard Policy in six principal respects: (1) a minimum Initial Premium payment which is at least $10,000 and which is at least 90% of the maximum allowable premium, (2) no premium expense charges are assessed, (3) the underwriting process is shorter and simpler, (4) the cost of insurance charges may be different for certain policyowners, (5) premium payment provisions may be more restricted than for Policies issued on a standard basis, and (6) most policies will be "modified endowment contracts" for Federal income tax purposes. (See Tax Treatment of Policy Benefits - Modified Endowment Contracts, p. 36.)


      Due to the lower administrative and distribution expenses associated with the Protector Plus Program Policies, no premium expense charges (I.E., sales charge, premium tax charge and premium collection charge) are made. (See Charges and Deductions - Premium Expense Charge, p. 24.) Depending on age of issue and Specified Amount, certain medical underwriting requirements will be waived.


      Additionally, for Protector Plus Program Policies, issued on and after May 1, 1996, the length of time the Surrender Charge Percentage applies is reduced, as follows:


 Surrender Charge Percentage
    End of Policy Year*        Percentage
----------------------------   -----------
               At Issue           100%
                   1-5            100%
                     6             80%
                     7             60%
                     8             40%
                     9              0%

* THE PERCENTAGE ON ANY DATE OTHER THAN AN ANNIVERSARY WILL BE INTERPOLATED BETWEEN THE TWO END OF YEAR PERCENTAGES.


For a full explanation of the Contingent Surrender Charges, to which the Surrender Charge Percentage is applied, see Charges and Deductions - Contingent Surrender Charges, p. 24.


      Although for non sub-standard rate classes the guaranteed cost of insurance rates for policies will not be greater than those for standard Policies, current rates for policies during the first ten policy years may be higher for certain policyowners (I.E., those who are assigned to non-tobacco use Ultimate Select or tobacco use Ultimate Standard rate classes) than would be the case for standard Policies. (See Cash Value Charges - Cost of Insurance, p. 26.)

      Under Western Reserve's current rules, the minimum possible Specified Amount for a Protector Plus Program Policy at issue is the amount of insurance that the $10,000 Initial Premium payment will purchase based on the Insured's age, sex, and rate class and certain Federal tax law guidelines. Likewise, for any larger Initial Premium payment there will be a correspondingly larger minimum Specified Amount at issue.

      The maximum Specified Amount for a Protector Plus Program Policy is a function of the size of the Initial Premium payment and is approximately 111% of the lowest possible minimum Specified Amount available for the same amount of Initial Premium payment.


      Depending on the Specified Amount selected by the policyowner, a large Initial Premium payment, such as that required for a Protector Plus Program Policy, will generally limit the ability to make additional premium payments. This limit exists because the total of all premiums paid under a Protector Plus Program Policy may not exceed the maximum premium limitation imposed by Federal tax laws. (See Premiums - Premium Limitations, p. 20.) Of course, under a policy, there are no Planned Periodic Premiums.


      Most Protector Plus Program Policies will be modified endowment contracts. Distributions from modified endowment contracts are generally treated as ordinary income subject to tax up to the amount equal to the excess of the Cash Value before the distribution over the investment in the policy. In addition, the portion of any such distribution that is included in income is subject to a 10% penalty tax, except where the distribution is made on or after the policyowner attains age 591/2, is attributable to the policyowner becoming disabled or is part of a series of substantially equal periodic payments for the life (or the life expectancy) of the policyowner. Such distributions include surrenders, cash withdrawals and policy loans. (See Tax Treatment of Policy Benefits - Distributions From Policies Classified as Modified Endowment Contracts, p. 36.)

                                 POLICY RIGHTS

LOAN PRIVILEGES

      POLICY LOAN.   After the first Policy year and so long as the Policy
remains In Force, the Policyowner may borrow money from Western Reserve using the Policy as the only security for the loan. Western Reserve reserves the right to permit a Policy loan prior to the first Policy Anniversary for Policies issued pursuant to a transfer of cash values from another life insurance policy under Section 1035(a) of the Internal Revenue Code of 1986, as amended. The maximum amount that may be borrowed is 90% of the Cash Value, less any surrender charge and any already outstanding Policy loan. Western Reserve reserves the right to limit the amount of any

Policy loan to not less than $500. Outstanding loans have priority over the claims of any assignee or other person. The loan may be repaid totally or in part before the Maturity Date of the Policy and while the Policy is In Force. A loan which is taken from, or secured by, a Policy may have Federal income tax consequences. (See Federal Tax Matters, p. 34.)


      An amount equal to the loan plus interest in advance until the next Policy Anniversary will be withdrawn from the Account or Accounts specified and transferred to the Loan Reserve until the loan is repaid. The Loan Reserve is a portion of the Fixed Account used as collateral for a Policy loan. The Sub-Accounts of the Series Account may be specified. If no Account is specified, the loan amount will be withdrawn from each Account in the same manner as the current allocation instructions.


      The amount of the loan will normally be paid within seven days after receipt of a proper request in a manner permitted by Western Reserve. Postponement of loans may take place under certain conditions. (See General Provisions - Postponement of Payments, p. 31.) Under Western Reserve's current procedures, at each Anniversary, Western Reserve will compare the amount of the outstanding loan (including loan interest in advance until the next Policy Anniversary, if not paid) to the amount in the Loan Reserve (including interest credited to the Loan Reserve during the previous Policy year). Western Reserve will also make this comparison any time the Policyowner repays all of the loan, or makes a request to borrow an additional amount. At each such time, if the amount of the outstanding loan exceeds the amount in the Loan Reserve, Western Reserve will withdraw the difference from the Accounts and transfer it to the Loan Reserve in the same manner as when a loan is made. If the amount in the Loan Reserve exceeds the amount of the outstanding loan, Western Reserve will withdraw the difference from the Loan Reserve and transfer it to the Accounts in accordance with the Policyowner's current allocation instructions. Western Reserve reserves the right to require the transfer of such amounts to the Fixed Account, if such loans were originally transferred from the Fixed Account. (See The Fixed Account, p. 33.) No charge will be imposed for these transfers.

      INTEREST RATE CHARGED.   For Policies issued prior to May 1, 1994, the
interest rate charged on Policy loans is at the rate of 7.4% payable annually in advance. For Policies issued on or after May 1, 1994, the interest rate on a Policy loan is 5.2% payable annually in advance. For the following states, the interest rate on a Policy loan is 7.4% for all Policies issued prior to, and 5.2% for Policies issued on or after the date indicated: Idaho - May 24, 1994, Montana - May 20, 1994, Rhode Island - May 19, 1994, Oregon - June 27, 1994, Minnesota - December 28, 1994, Vermont - February 21, 1996. If unpaid when due, interest will be added to the amount of the loan and will become part of the loan and bear interest at the same rate. Interest paid on a Policy loan is generally not tax deductible.

      LOAN RESERVE INTEREST RATE CREDITED.   The amount transferred to the Loan
Reserve will accrue interest at a minimum effective annual rate not less than 4%. Western Reserve may credit a higher rate, but it is not obligated to do so. Currently, Western Reserve is crediting, in arrears, an effective annual interest rate of 6.00% for Policies issued before May 1, 1988; 6.75% for Policies issued on or after May 1, 1988 but before May 1, 1994; and 4.75% for Policies issued on or after May 1, 1994, on all amounts borrowed during the first ten Policy years. On amounts borrowed after the tenth Policy year that are part of the Cash Value in excess of the cost basis (premiums less withdrawals) of the Policy the interest rate credited is currently equal to the interest rate being charged on the total loan while the remaining portion, if any, of the loan is credited the current rate of 4.75% for loans during the first ten Policy years.


      EFFECT OF POLICY LOANS.   A Policy loan affects the Policy, because the
death benefit and Net Surrender Value under the Policy are reduced by the amount of the loan. Repayment of the loan causes the death benefit and Net Surrender Value to increase by the amount of the repayment.


      As long as a loan is outstanding, an amount equal to the loan plus interest in advance until the next Policy Anniversary is held in the Loan Reserve. This amount will not be affected by the Series Account's investment performance. Amounts transferred from the Series Account to the Loan Reserve will affect the Series Account value because such amounts will be credited with an interest rate declared by Western Reserve rather than a rate of return reflecting the investment performance of the Series Account. (See The Fixed Account - Minimum Guaranteed and Current Interest Rates, p. 33.)


      There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved, as well as adverse tax consequences which occur if a Policy lapses with loans outstanding. (See Federal Tax Matters - Tax Treatment of Policy Benefits, p. 35.)


      INDEBTEDNESS.   Indebtedness equals the total of all Policy loans less
any unearned loan interest on the loans. If indebtedness exceeds the Cash Value less the then applicable surrender charge, Western Reserve will notify the Policyowner and any assignee of record. If a sufficient payment equal to excess indebtedness is not received by Western Reserve within 61 days from the date notice is sent, the Policy will Lapse and terminate without value. The Policy, however, may later be reinstated. (See Policy Lapse and Reinstatement, p. 23.)

      REPAYMENT OF INDEBTEDNESS.   Indebtedness may be repaid any time before
the Maturity Date of the Policy and while the Policy is In Force. Payments made by the Policyowner while there is indebtedness will be treated as premium payments unless the Policyowner indicates that the payment should be treated as a loan repayment. (See Policy Rights - Benefits at Maturity, p. 30.) If not repaid, Western Reserve may deduct indebtedness from any amount payable under the Policy. As indebtedness is repaid, the Policy's value in the Loan Reserve securing the indebtedness repaid will be transferred from the Loan Reserve to the Accounts in the same manner as Net Premiums are allocated. However, Western Reserve reserves the right to require the transfer to the Fixed Account. Western Reserve will allocate the repayment of indebtedness at the end of the Valuation Period during which the repayment is received.

SURRENDER PRIVILEGES


      At any time before the earlier of the death of the Insured or the Maturity Date, the Policyowner may totally surrender or, after the first Policy year, make a cash withdrawal from the Policy by sending a written request to Western Reserve. The amount available for surrender is the Net Surrender Value at the end of the Valuation Period during which the surrender request is received at Western Reserve's Office. The Net Surrender Value is equal to the Cash Value as of the date of Surrender, less any surrender charge, and less any outstanding Policy loan, plus any unearned loan interest. A Surrender Charge may apply. (See Charges and Deductions - Contingent Surrender Charges, p. 24.) Surrenders from the Series Account will generally be paid within seven days of receipt of the written request. Postponement of payments may, however, occur in certain circumstances. (See General Provisions - Postponement of Payments, p. 31.) Additional restrictions may be applied to surrenders from the Fixed Account. (See The Fixed Account - Allocations, Transfers and Withdrawals, p. 34.) For the protection of Policyowners, all requests for cash withdrawals or total surrenders of more than $100,000, or where the withdrawal or surrender proceeds are to be sent to an address other than the address of record will require a signature guarantee. All required guarantees of signatures must be made by a national or state bank, a member firm of a national stock exchange or any other institution which is an eligible guarantor institution as defined by rules and regulations of the Commission. If the Policyowner is a corporation, partnership, trust or fiduciary, evidence of the authority of the person seeking redemption is required before the request for withdrawal is accepted, including withdrawals under $100,000. For additional information, Policyowners may call Western Reserve at (800) 851-9777. A cash withdrawal or total surrender may have Federal income tax consequences. (See Federal Tax Matters, p. 34.)

      TOTAL SURRENDERS.   When the Policy is being totally surrendered, the
Policy itself must be returned to Western Reserve along with the request. A Policyowner may elect to have the amount paid in a lump sum or under a settlement option. (See Payment of Policy Benefits - Settlement Options, p. 31.)
      CASH WITHDRAWALS.   For a cash withdrawal, the amount available may be
limited to no less than $500 and to no more than 10% of the Net Surrender Value. The amount paid plus a processing fee equal to the lesser of $25 or 2% of the amount withdrawn will be deducted from the Policy's Cash Value at the end of the Valuation Period during which the request is received. The amount will be deducted from the Accounts in the same manner as the current allocation instructions unless the Policyowner directs otherwise. Cash withdrawals are allowed only once each Policy year.

      Cash withdrawals will affect both the Policy's Cash Value and the death benefit payable under the Policy. The Policy's Cash Value will be reduced by the amount of the cash withdrawal. Moreover, the death benefit proceeds payable under a Policy will generally be reduced by at least the amount of the cash withdrawal.


      In addition, when death benefit Option A is in effect, the Specified Amount will be reduced by the cash withdrawal. No cash withdrawal will be permitted which would result in a Specified Amount lower than the minimum Specified Amount set forth in the Policy or would deny the Policy status as life insurance under the Internal Revenue Code and applicable regulations. (See Cash Value Charges - Cost of Insurance, p. 26; Death Benefit - Insurance Protection, p. 14; and Federal Tax Matters - Tax Treatment of Policy Benefits,
p. 35.)


EXAMINATION OF POLICY PRIVILEGE ("FREE-LOOK")

      The Policyowner may cancel the Policy within 10 days after the Policyowner receives it, or 10 days after Western Reserve mails or delivers a written notice of withdrawal right to the Policyowner or within 45 days after signing the application, whichever is latest. Certain states require a Free-Look period longer than 10 days, either for all Policyowners or for certain classes of Policyowners. In such states, Western Reserve will comply with the specific requirements of those states. The Policyowner should mail or deliver the Policy to either Western Reserve or the agent who sold it. If the Policy is cancelled in a timely fashion, a refund will be made to the Policyowner. The refund will equal the sum of: (i) the difference between the premiums paid and the amounts allocated to any Accounts under the Policy; (ii) the total amount of monthly deductions made and any other charges imposed on amounts allocated to the Accounts; and (iii) the value of amounts allocated to the Accounts on the date Western Reserve or its agent receives the returned Policy. If state law prohibits the calculation above, the refund will equal the total of all premiums paid for the Policy.

CONVERSION RIGHTS

      At any time upon written request within 24 months of the Policy Date, the Policyowner may elect to transfer all Sub-Account values to the Fixed Account. No transfer charge will be assessed.

BENEFITS AT MATURITY


      If the Insured is living and the Policy is In Force, Western Reserve will pay the Net Surrender Value of the Policy on the Maturity Date. (See Cash Value
- Net Surrender Value, p. 16.) The Policy will mature on the Anniversary nearest the Insured's 95th birthday, if the Insured is living and the Policy is In Force. Western Reserve is willing to extend the Maturity Date provided the Policy is still In Force on the Maturity Date and there are no unfavorable tax consequences. A tax advisor should be consulted about the tax consequences associated with any Maturity Date extension. Extension of the Maturity Date will be made upon mutual agreement between Western Reserve and the Policyowner, provided the Policyowner submits a written request to Western Reserve between 90 and 180 days prior to the Maturity Date, and provided the Policy may be extended with no unfavorable tax consequences to the Policyowner.

PAYMENT OF POLICY BENEFITS


      Death benefits under the Policy will ordinarily be paid within seven days after Western Reserve receives due proof of death, and verifies the validity of the claim. Other benefits will ordinarily be paid within seven days of receipt of proper written request (including an election as to tax withholding). Payments may be postponed in certain circumstances. (See General Provisions - Postponement of Payments, on p. 31 and The Fixed Account - Allocations, Transfers and Withdrawals, p. 34.) The Policyowner may decide the form in which the benefits will be paid. During the Insured's lifetime, the Policyowner may arrange for the death benefits to be paid in a lump sum or under one or more of the settlement options described below. These choices are also available if the Policy is surrendered or matures. If no election is made, Western Reserve will pay the benefits in a lump sum.


      When death benefits are payable in a lump sum, the Beneficiary may select one or more of the settlement options. If death benefits become payable under a settlement option and the Beneficiary has the right to withdraw the entire amount, the Beneficiary may name and change contingent Beneficiaries.

      SETTLEMENT OPTIONS.   Policyowners and Beneficiaries, subject to a prior
election of the Policyowner, may elect to have benefits paid in a lump sum or in accordance with a variety of settlement options offered under the Policy. Once a settlement option is in effect, there will no longer be value in the Series Account or the Fixed Account. Western Reserve may make other settlement options available on the Fixed Account in the future. The effective date of a settlement provision will be either the date of surrender or the date of death of the Insured. For additional information concerning these options, see the Policy itself.

      OPTION A - PAYMENTS FOR A FIXED PERIOD.   The proceeds plus interest will
be paid in equal monthly installments for the period chosen until the fund has been paid in full. The period chosen may not exceed 30 years.

      OPTION B - LIFE INCOME.   The proceeds will be paid in equal installments
for the guaranteed payment period elected and continue for the life of the person on whose life the option is based. Such installments will be payable:
(a) during the lifetime of the payee or (b) during a fixed period certain and for the remaining lifetime of the payee or (c) until the sum of installments paid equals the proceeds applied and for the remaining life of the payee. Guaranteed payment periods may be elected for 5 and 10 years, or the period in which the total payments will equal the amount retained.

      OPTION C - JOINT AND SURVIVOR LIFE INCOME.   The proceeds will be paid
during the joint lifetime of two persons and (a) continue upon the death of the first payee for the remaining lifetime of the survivor or (b) be reduced by one-third upon the death of the first payee and continue for the remaining lifetime of the survivor.

                              GENERAL PROVISIONS

POSTPONEMENT OF PAYMENTS

      GENERAL.   Payment of any amount from the Series Account upon complete surrender, cash withdrawal, Policy loan, or benefits payable at death or maturity may be postponed whenever: (i) the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the Commission; (ii) the Commission by order permits postponement for the protection of Policyowners; or
(iii) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Series Account's net assets. Transfers may also be postponed under these circumstances. For restrictions applicable to payments from the Fixed Account, see The Fixed Account - Allocations, Transfers and Withdrawals, p. 34.

      PAYMENT BY CHECK.   Payments under the Policy of any amounts derived from
premiums paid by check or bank draft may be delayed until such time as the check or bank draft has cleared the Policyowner's bank.

THE CONTRACT

      The Policy and attached copy of the application and any supplemental applications are the entire contract. Only statements in the application and any supplemental applications can be used to void the Policy or defend a claim. The statements are considered representations and not warranties. No Policy provision can be waived or changed except by endorsement. Only the President or Secretary of Western Reserve can agree to change or waive any provisions of the Policy.

SUICIDE

      If the Insured, while sane or insane, commits suicide within two years after the Policy Date, Western Reserve will pay only the premiums received, less any cash withdrawals and outstanding indebtedness. In the event of Lapse of the Policy, the suicide period will be measured from the effective date of reinstatement. If the Insured, while sane or insane, commits suicide within two years after the effective date of any increase in insurance or any reinstatement, Western Reserve's total liability with respect to such increase or reinstatement will be the cost of insurance charges deducted for such increase or reinstatement.

INCONTESTABILITY

      Western Reserve cannot contest the Policy as to the initial Specified Amount after it has been In Force during the lifetime of the Insured for two years from the Policy Date. A new two year contestability period will apply to each increase in Specified Amount beginning on the effective date of each such increase and will apply to statements made in the application for the increase. If a lapsed Policy is reinstated, a new two year contestability period (apart from any remaining contestability period) will apply from the date of the application for reinstatement and will apply only to statements made in the application for reinstatement.

CHANGE OF OWNER OR BENEFICIARY

      The Beneficiary, as named in the Policy application or subsequently changed, will receive the Policy benefits at the Insured's death. If the named Beneficiary dies before the Insured, the contingent Beneficiary, if named, becomes the Beneficiary. If no Beneficiary survives the Insured, the benefits payable at the Insured's death will be paid to the Policyowner or the Policyowner's estate. As long as the Policy is In Force, the Policyowner or Beneficiary may be changed by written request from the Policyowner in a form acceptable to Western Reserve. The Policy need not be returned unless requested by Western Reserve. The change will take effect as of the date the request is signed, regardless of whether the Insured is living when the request is received by Western Reserve. Western Reserve will not, however, be liable for any payment made or action taken before receipt of the request.

ASSIGNMENT

      The Policy may be assigned by the Policyowner. Western Reserve will not be bound by the assignment until a written copy has been received at its Office and will not be liable with respect to any payment made prior to receipt. Western Reserve assumes no responsibility for determining whether an assignment is valid or the extent of the assignee's interest.

MISSTATEMENT OF AGE OR SEX

      If the age or sex of the Insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

REPORTS AND RECORDS

      Western Reserve will maintain all records relating to the Series Account and the Fixed Account. Western Reserve will mail to each Policyowner, at the last known address of record, reports required by applicable laws and or regulations.

      Western Reserve will send Policyowners written confirmation within seven days of the following transactions: unplanned and certain planned premium payments, Cash Value transfers, change in death benefit option or Specified Amount, total surrender or cash withdrawals, and Policy loans or repayments. Western Reserve will also send each Policyowner an annual statement at the end of the Policy year showing for the year, among other things, the month and amount of each: premium payment made, monthly deduction, transfer, cash withdrawal and Policy loan or repayment. The annual statement will also show Policy year-end Net Surrender Value, death benefit and Policy loan value, as well as other Policy activity during the year.

OPTIONAL INSURANCE BENEFITS

      Subject to certain requirements, one or more of the following optional insurance benefits may be added to a Policy by rider. The cost of any optional insurance benefits will be deducted as part of the monthly deduction. (See Charges and Deductions - Optional Cash Value Charges, p. 26.) For purposes of the riders, the person insured under the Policy is referred to as the Primary Insured, and the term "Face Amount" refers to the level term insurance amount payable at death.


      CHILDREN'S INSURANCE RIDER:   Provides a Face Amount on each of the
Primary Insured's children, as defined in the rider. Under the terms of the rider, the death benefit will be payable to the Insured upon receipt of proof that the death of an insured child occurred while the rider and coverage on such child was In Force. Upon the Primary Insured's death, while the rider is in force, the rider will terminate 31 days after such death and a separate life insurance policy will be offered to each insured child for an amount equal to the level death benefit amount of the rider at a premium based upon the attained age of each insured child.

      ACCIDENTAL DEATH BENEFIT RIDER:   Provides a Face Amount if the Primary
Insured's death results from accidental bodily injury, as defined in the rider. Certain risks, as defined in the rider, are not covered. Under the terms of the rider, the additional benefits provided in the rider will be paid upon receipt of proof by Western Reserve that death resulted from bodily injuries effected directly and independently of all other causes through external, violent and accidental means; occurred within 90 days from the date of accident causing such injuries; and occurred while the rider was In Force. The rider will terminate on the earliest of the Policy Anniversary nearest the Primary Insured's 70th birthday, the date the Policy terminates, or the Monthiversary on which the rider is terminated on request by the Policyowner.

      OTHER INSURED RIDER:   Provides that Western Reserve will pay the Face
Amount of the rider to the Primary Insured upon receipt of due proof of the other Insured's death. On any Monthiversary while the rider is In Force, the Policyowner may exchange the rider without evidence of insurability for a new Policy on the other Insured's life upon written request subject to the following: (a) the rider has not reached the Anniversary nearest the other Insured's 70th birthday; (b) the new policy is any permanent plan of insurance then offered by Western Reserve; (c) the amount of insurance upon conversion will equal the Face Amount then In Force under the rider; and (d) the payment of the premium will be based on the other Insured's rate class under the rider.


      DISABILITY WAIVER RIDER:   Provides a waiver of the monthly deductions
for the Policy while the Insured is disabled. Under the terms of the rider, the monthly deductions will be waived upon receipt of proof adequate to Western Reserve that: the Insured is totally disabled, as defined in the rider; the disability commenced while the rider was In Force; the disability began before the Anniversary nearest the Insured's 60th birthday; and total disability has existed continuously for at least six months. No monthly deduction will be waived which falls due more than one year prior to receipt by Western Reserve of written notice of a claim. Certain risks, as defined in the rider, are not covered.

      DISABILITY WAIVER AND INCOME RIDER:   Provides the identical benefit as
the Disability Waiver Rider and, in addition, a monthly income benefit up to a maximum 120 monthly payments.

      PRIMARY INSURED RIDER (|P`PIR|P') AND PRIMARY INSURED RIDER PLUS (|P`PIR PLUS|P'): Provides term insurance coverage for the insured on a basis different from the coverage provided under the Policy. The PIR may be purchased at any time, either at the time of application for the Policy, or after the Record Date. The PIR Plus may only be purchased at the time of application.
      PIR or PIR Plus increases the death benefit provided under the Policy by the Face Amount of the rider. The PIR and PIR Plus terminates at age 90. No additional Surrender Charge is assessed in connection with PIR or PIR Plus coverage. Generally, coverage provided by PIR or PIR Plus has a lower cost than that provided under the Policy, but has no Cash Value associated with it. Owners may reduce or cancel coverage under a PIR or PIR Plus rider separately from reducing the Specified Amount of a Policy. Likewise, the Specified Amount of a Policy may be decreased, subject to certain minimums, without reducing the coverage under PIR or PIR Plus.
      Because no Surrender Charge is assessed in connection with a reduction of coverage under PIR or PIR Plus, such a reduction may be less expensive than a decrease in Specified Amount under the Policy if the increment of Specified Amount that is reduced is subject to a Surrender Charge. On the other hand, continuing coverage on an increment of Specified Amount under the Policy may have a cost of insurance that is higher than the cost of the same amount of coverage under PIR or PIR Plus.
      There may be circumstances in which it will be to your advantage to obtain a portion of your insurance coverage under PIR or PIR Plus. These circumstances depend on many factors, including the premium levels, amounts and duration of coverage needed, as well as the age, sex and risk classification of the Insured. Your registered representative can provide you with further information explaining how PIR and PIR Plus coverage can affect your Policy values under different assumptions. Western Reserve reserves the right to discontinue the availability of these riders for new Policies at any time, and also reserves the right to modify the terms of these riders for new Policies, subject to approval by the state insurance departments.

                               THE FIXED ACCOUNT
      A Policyowner may allocate Net Premiums and transfer Cash Value to the Fixed Account, which is part of Western Reserve's General Account. The Insurance Department of New Jersey has disapproved, for Policies issued in New Jersey, the ability both to allocate Net Premiums to the Fixed Account and to transfer Cash Value from Sub-Accounts of the Series Account to the Fixed Account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and neither the Fixed Account nor the General Account has been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account, the General Account nor any interests therein are generally subject to the provisions of these acts and Western Reserve has been advised that the staff of the Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The portion of the Cash Value allocated to the Fixed Account (the "Fixed Account Value") will be credited with rates of interest, as described below. Because the Fixed Account Value becomes part of Western Reserve's General Account, Western Reserve assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to Western Reserve's general liabilities from business operations.

FIXED ACCOUNT VALUE

      At the end of any Valuation Period, the Fixed Account Value is equal to:

      1. The sum of all Net Premium payments allocated to the Fixed Account;
          plus
      2. Any amounts transferred from a Sub-Account to the Fixed Account; plus
      3. Total interest credited to the Fixed Account; minus
      4. Any amounts charged to pay for monthly deductions as they are due;
          minus
      5. Any cash withdrawals or surrenders from the Fixed Account; minus
      6. Any amounts transferred to a Sub-Account from the Fixed Account.

      For Policies issued in New Jersey, the Fixed Account Value at the end of any Valuation Period is equal to:

      1. Any amounts transferred from a Sub-Account to the Fixed Account to establish a Loan Reserve; plus
      2. Total interest credited to the Loan Reserve.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES


      The Fixed Account Value, including the Loan Reserve, is guaranteed to accumulate at a minimum effective annual interest rate of 4%. Western Reserve presently credits the Fixed Account Value with current rates in excess of the minimum guarantee but it is not obligated to do so. Western Reserve has no specific formula for determining current interest rates. Some of the factors that Western Reserve may consider, in its sole discretion, in determining whether to credit interest in excess of the 4% guaranteed rate are: general economic trends, rates of return currently available and anticipated on the company's investments, regulatory and tax requirements, and competitive factors. The Fixed Account Value will not share in the investment performance of the company's general account or any portion thereof. Because Western Reserve, at its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Fixed Account Value will be credited different current interest rates.
      Western Reserve further guarantees that when a higher current interest rate is declared on an allocation to the Fixed Account, that interest rate will be guaranteed on such allocation for at least a one year period (the "Guarantee Period"), unless the Cash Value associated with an allocation has been transferred to the Loan Reserve. Western Reserve reserves the right to apply a different current interest rate to that part of the Cash Value equal to the Loan Reserve. At the end of the Guarantee Period, Western Reserve reserves the right to declare a new current interest rate on such allocation and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). The rate declared on such allocation and accrued interest thereon at the end of each Guarantee Period will be guaranteed again for another Guarantee Period. At the end of any Guarantee Period, any interest credited on the Policy's Cash Value in the Fixed Account in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of Western Reserve. The Policyowner assumes the risk that interest credited may not exceed the guaranteed minimum rate.
      Allocations from the Fixed Account Value to provide: a) cash withdrawal amounts, b) transfers to the Series Account, or c) monthly deduction charges are currently, for the purpose of crediting interest, accounted for on a last in, first out ("LIFO") method.
      Western Reserve reserves the right to change the method of crediting interest from time to time, provided that such changes will not have the effect of reducing the guaranteed rate of interest below 4% per annum or shorten the Guarantee Period to less than one year.
ALLOCATIONS, TRANSFERS AND WITHDRAWALS
      Net premium payments and transfers to the Fixed Account will be allocated to the Fixed Account on the first Valuation Date on or following the date Western Reserve receives the payment or transfer request at its Office, except Net Premium received prior to the Policy Date will take place on the Policy Date (or the Record Date, if later).
      For transfers from the Fixed Account to a Sub-Account, Western Reserve reserves the right to require that transfer requests be in writing and received at Western Reserve's Office within 30 days after a Policy Anniversary. For Policies issued prior to September 1, 1994, there is no limit on the amount that may be transferred from the Fixed Account. For Policies issued on or after September 1, 1994 in all states which have approved the change, the maximum amount that may be transferred is limited to the greater of (a) 25% of the amount in the Fixed Account, or (b) the amount transferred in the prior Policy year from the Fixed Account, unless Western Reserve consents otherwise. Please consult your Policy for details. No transfer charge will apply to transfers from the Fixed Account to a Sub-Account. Amounts may be withdrawn from the Fixed Account for cash withdrawals and surrenders only upon written request of the Policyowner, and are subject to any applicable requirement for a signature guarantee. (See Policy Rights -Surrender Privileges, p. 30.) Western Reserve further reserves the right to defer payment of transfers, cash withdrawals, or surrenders from the Fixed Account for up to six months. In addition, Policy provisions relating to transfers, cash withdrawals or surrenders from the Series Account will also apply to Fixed Account transactions.
                         DISTRIBUTION OF THE POLICIES

      The Policy will be sold by individuals who, in addition to being licensed as life insurance agents for Western Reserve, are also registered representatives of ISI, an affiliate of Western Reserve and the principal underwriter of the Policies, or of broker-dealers who have entered into written sales agreements (|P`Sales Agreements|P') with the principal underwriter for promotion and sale of the Policies. ISI is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. No amounts have been retained by ISI for acting as principal underwriter for the Policies. The compensation payable to registered representatives who are appointed agents of Western Reserve for sales of the Policies may vary with the Sales Agreement, but is not expected to exceed 65% of all premiums. paid during the first Policy year up to the "target" premium (which is less than the Guideline Premium shown on the Policy) and 2.2% of all premium payments in excess thereof. During the second through the tenth Policy years only, the maximum sales commission payable is 2.2% of all premium payments. An additional sales commission of up to 0.10% (ten one-hundredths of one percent) of the Policy's Cash Value is payable on the fifth Policy Anniversary, and on each Anniversary thereafter, provided the Policy's Cash Value at such times, minus any amounts attributable to Policy loans, is at least $10,000. In addition, certain production, persistency and managerial bonuses may also be paid.

                              FEDERAL TAX MATTERS
INTRODUCTION
      The ultimate effect of Federal income taxes on the Cash Value and on the economic benefit to the Policyowner or Beneficiary depends on Western Reserve's tax status and upon the tax status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. For complete information on Federal and state tax considerations, a qualified tax adviser should be consulted. No attempt is made to consider any applicable state or other tax laws. Because the discussion herein is based upon Western Reserve's understanding of Federal income tax laws as they are currently interpreted, Western Reserve cannot guarantee the tax status of any Policy. Western Reserve makes no representations regarding the likelihood of continuation of the current Federal income tax laws, Treasury Regulations, or of the current interpretations by the Internal Revenue Service ("IRS"). Western Reserve reserves the right to make changes to the Policy in order to assure that it will continue to qualify as life insurance for tax purposes.

TAX CHARGES
      At the present time, Western Reserve makes no charge for any Federal, state or local taxes (other than premium taxes) that the Company incurs that may be attributable to such Account or to the Policies. Western Reserve, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Series Account or to the Policies.
TAX STATUS OF THE POLICY
      Section 7702 of the Code sets forth a definition of a life insurance contract for Federal tax purposes. The Secretary of the Treasury (the "Treasury") has recently issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. Guidance as to how Section 7702 is to be applied is, however, limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide most of the tax advantages normally provided by a life insurance policy.
      With respect to a Policy that is issued on the basis of a rate class using non-smoker Ultimate Select, non-smoker Select, smoker Ultimate Standard or smoker Standard guaranteed rates, while there is some uncertainty due to the limited guidance on Section 7702, Western Reserve nonetheless believes that such a Policy should meet the Section 7702 definition of a life insurance contract. With respect to a Policy that is issued on a substandard rate class, there is even less guidance to determine whether such a Policy meets the
Section 7702 definition of a life insurance contract. Thus, it is not clear whether such a Policy would satisfy Section 7702, particularly if the Policyowner pays the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy Section 7702, Western Reserve will take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702, including possibly refunding any premiums paid that exceed the limitation allowable under Section 7702 (together with interest or other earnings on any such premiums refunded as required by law). For these reasons, Western Reserve reserves the right to modify the Policy as necessary to attempt to qualify it as a life insurance contract under Section 7702.
      Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Series Account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for Federal tax purposes. The Series Account, through the Fund, intends to comply with the diversification requirements prescribed by the Treasury in Reg. sec. 1.817-5, which affect how the Fund's assets may be invested. Western Reserve believes that the Fund will be operated in compliance with the requirements prescribed by the Treasury.
      In certain circumstances, owners of variable life insurance policies may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the owner's gross income. The IRS has stated in published rulings that the owner of a variable life insurance policy will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-account without being treated as owners of the underlying assets."

      The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Policyowner has additional flexibility in allocating premium payments and Policy values. These differences could result in a Policyowner being treated as the owner of a pro rata portion of the assets of the Series Account. In addition, Western Reserve does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Western Reserve therefore reserves the right to modify the Policy as necessary to attempt to prevent a Policyowner from being considered the owner of a pro rata share of the assets of the Series Account.

      The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

      1. IN GENERAL. Western Reserve believes that the proceeds and Cash Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the Beneficiary under section 101(a)(1) of the Code.

      A change in a Policy's Specified Amount, the payment of an unscheduled premium, the taking of a Policy loan, a cash withdrawal, a total surrender, a Policy Lapse with an outstanding indebtedness, a change in death benefit options, the exchange of a Policy, or the assignment of a Policy may have tax consequences depending upon the circumstances. In addition, Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend upon the circumstances of each Policyowner or Beneficiary. A competent tax adviser should be consulted for further information.

      The Policy may also be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if a Policyowner is contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, that Policyowner should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

      Generally, the Policyowner will not be deemed to be in constructive receipt of the Cash Value, including increments thereof, under the Policy until there is a distribution. The tax consequences of distributions from, and loans taken from, or secured by, a Policy depend on whether the Policy is classified as a "modified endowment contract" under Section 7702A. Section 7702A generally applies to Policies entered into or materially changed after June 20, 1988.

      2. MODIFIED ENDOWMENT CONTRACTS. A Policy may be treated as a modified endowment contract depending upon the amount of premiums paid in relation to the death benefit provided under such Policy. The premium limitation rules for determining whether such a Policy is a modified endowment contract are extremely complex. In general, however, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven Policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if a Policy is "materially changed," it may cause such Policy to be treated as a modified endowment contract. The material change rules for determining whether a Policy is a modified endowment contract are also extremely complex. In general, however, the determination whether a Policy will be a modified endowment contract after a material change depends upon the relationship of the death benefit at the time of change to the Cash Value at the time of such change and the additional premiums paid in the seven Policy years starting with the date on which the material change occurs.
      Under Western Reserve's current procedures, the Policyowner will be notified at the time a Policy is issued whether, according to Western Reserve's calculations, the Policy is or is not classified as a modified endowment contract based on the premium then received. The Policyowner will also be notified of the amount of the maximum annual premium which can be paid without causing a Policy to be classified as a modified endowment contract. A Protector Plus Program Policy will in most instances be treated as a Modified Endowment Contract. (See Charges and Deductions - Protector Plus Program,sm p. 28.)
      Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policyowner should contact a competent tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. In addition, a Policyowner should contact a competent tax adviser before making any change to, including an exchange of, a Policy to determine whether such change would cause the Policy (or the new policy in the case of an exchange) to be treated as a modified endowment contract.
      If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.
      3. DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. Policies classified as modified endowment contracts are subject to the following tax rules: First, all pre-death distributions from such a Policy (including distributions upon surrender, distributions made in anticipation of the Policy becoming a modified endowment contract, and benefits paid at maturity) are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Cash Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from, or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. (Unpaid Policy loan interest will be treated as a loan for these purposes.) Third, a 10% additional income tax is imposed on the portion of any distribution from, or loan taken from, or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 591/2, is attributable to the Policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policyowner or the joint lives (or joint life expectancies) of the Policyowner and the Policyowner's Beneficiary.
      4. DISTRIBUTION FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. Distributions from a Policy that is not classified as a modified endowment contract are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a cash withdrawal, a decrease in the Policy's death benefit, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and results in a cash distribution to the Policyowner in order for the Policy to continue complying with the Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.
      Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the Policyowner.
      Finally, distributions (including distributions upon surrender or lapse) or loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax.

      5. POLICY LOAN INTEREST. Interest paid on a Policy loan generally is not tax deductible. Therefore, a Policyowner should consult a competent tax advisor before deducting any Policy loan interest.

      6. INVESTMENT IN THE POLICY. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the Policyowner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus
(iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the Policyowner.

      7. MULTIPLE POLICIES. All modified endowment contracts that are issued by Western Reserve (or its affiliates) to the same Policyowner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code.

      8. TERMINAL ILLNESS ACCELERATED DEATH BENEFIT RIDER. Pursuant to the recently enacted Health Insurance Portability and Accountability Act of 1996, Western Reserve believes that for Federal income tax purposes a Single Sum Benefit payment made under the Terminal Illness Accelerated Death Benefit Rider should be fully excludable from the gross income of the beneficiary, as long as the beneficiary is the Insured under the Policy. However, a Policyowner should consult a qualified tax advisor about the consequences of adding this Rider to a Policy or requesting a Single Sum Benefit payment under this Rider.

EMPLOYMENT-RELATED BENEFIT PLANS

      On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy described in this Prospectus contains guaranteed cost of insurance rates and guaranteed purchase rates for certain payment options that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

                               SAFEKEEPING OF THE
                            SERIES ACCOUNT'S ASSETS


      Western Reserve holds the assets of the Series Account. The assets are kept physically segregated and held separate and apart from the General Account. Western Reserve maintains records of all purchases and redemptions of Fund shares by each of the Sub-Accounts. Additional protection for the assets of the Series Account is provided by a blanket bond issued to AEGON U.S. Holding Corporation ("AEGON U.S.") in the amount of $5 million (subject to a $1 million deductible), covering all of the employees of AEGON U.S. and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage, to a limit of $12 million.


                      VOTING RIGHTS OF THE SERIES ACCOUNT

      To the extent required by law, Western Reserve will vote the Fund shares held in the Series Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts of the Series Account. Except as required by the 1940 Act, the Fund does not hold regular or special shareholder meetings. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Western Reserve determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

      The number of votes which a Policyowner has the right to instruct will be calculated separately for each Sub-Account. The number of votes which each Policyowner has the right to instruct will be determined by dividing a Policy's Cash Value in that Sub-Account by $100. Fractional shares will be counted. The number of votes of the Portfolio which the Policyowner has the right to instruct will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

      Western Reserve will vote Fund shares as to which no timely instructions are received and Fund shares which are not attributable to Policyowners in proportion to the voting instructions which are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will reduce the votes eligible to be cast by Western Reserve.

      Each person having a voting interest in a Sub-Account will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

      DISREGARD OF VOTING INSTRUCTIONS.   Western Reserve may, when required by
state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of the Fund or one or more of its Portfolios or to approve or disapprove an investment advisory contract for a Portfolio of the Fund. In addition, Western Reserve itself may disregard voting instructions in favor of changes initiated by a Policyowner in the investment policy or the investment adviser of a Portfolio of the Fund if Western Reserve reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or Western Reserve determined that the change would have an adverse effect on its General Account in that the proposed investment policy for a Portfolio may result in overly speculative or unsound investments. In the event Western Reserve does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policyowners.

                      STATE REGULATION OF WESTERN RESERVE

      As a life insurance company organized and operated under Ohio law, Western Reserve is subject to provisions governing such companies and to regulation by the Ohio Commissioner of Insurance.

      Western Reserve's books and Accounts are subject to review and examination by the Ohio Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners at least once every three years.

                                  REINSURANCE

      Western Reserve intends to reinsure a portion of the risks assumed under the Policies.
                        EXECUTIVE OFFICERS AND DIRECTORS
                              OF WESTERN RESERVE

JOHN R. KENNEY(1), CHAIRMAN OF THE BOARD OF DIRECTORS, CHIEF EXECUTIVE OFFICER
     AND PRESIDENT. Chairman of the Board of Directors (1987 - present) and Chief Executive Officer (1982 - present), President, (1978 - 1987 and December, 1992 - present), Director (1978 - present), Western Reserve Life Assurance Co. of Ohio; Chairman of the Board of Directors (1985 - present), President (March, 1993 - present), WRL Series Fund, Inc.; Chairman of the Board (September, 1996 - present), WRL Investment Management, Inc.; Chairman of the Board (September, 1996 - present), WRL Investment Services, Inc.; Chairman of the Board of Directors (February, 1997 - present), AEGON Asset Management Services, Inc., Largo, Florida; Chairman of the Board of Directors and Chief Executive Officer (1988 - February, 1991), President (1988 - 1989), Director (1976 - February,
     1991), Executive Vice President (1972 - 1988), Pioneer Western Corporation (financial services), Largo, Florida; Trustee (1987 - present), Chairman (December, 1989 to September, 1990 and November, 1990 to present) and President and Chief Executive Officer (November, 1986 to September, 1990), IDEX Series Fund; former Trustee of IDEX Fund, IDEX II Series Fund and IDEX Fund 3 (investment companies), all of Largo, Florida.

ALAN M. YAEGER(1), EXECUTIVE VICE PRESIDENT, ACTUARY AND CHIEF FINANCIAL
     OFFICER. Executive Vice President (June, 1993 - present), Chief Financial Officer (December, 1995 - present), Senior Vice President (1981 - June,
     1993) and Actuary (1972 - present), Western Reserve Life Assurance Co. of Ohio; Director (September, 1996 - present), WRL Investment Management, Inc.; Director (September, 1996 - present), WRL Investment Services, Inc.; Executive Vice President (September, 1993 - present), WRL Series Fund, Inc.

WILLIAM H. GEIGER(1), SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL.
     Senior Vice President, Secretary and General Counsel (July, 1990 - present) of Western Reserve Life Assurance Co. of Ohio; Vice President, Secretary and General Counsel of Pioneer Western Corporation (financial services) and Secretary of its subsidiaries (May, 1990 to February, 1991); Vice President and Assistant Secretary (November, 1990 to present) and Secretary (June, 1990 to September, 1990) IDEX Series Fund, former Vice President and Assistant Secretary of IDEX Fund, IDEX II Series Fund and IDEX Fund 3 (investment companies), all of Largo, Florida.

G. JOHN HURLEY(1), EXECUTIVE VICE PRESIDENT. Executive Vice President (June, 1993 - present), Western Reserve Life Assurance Co. of Ohio; Executive Vice President (June, 1993 - present), Director (March, 1994 - present), WRL Series Fund, Inc.; Director (September, 1996 - present), WRL Investment Management, Inc.; Director (September, 1996 - present), WRL Investment Services, Inc.; Director, President and Chief Executive Officer (February, 1997 - present), AEGON Asset Management Services, Inc., Largo, Florida; President and Chief Executive Officer (September, 1990 - present), Trustee (June, 1990 - present) and Executive Vice President (June, 1988 - September, 1990) of IDEX Series Fund, former Trustee and Executive Vice President of IDEX Fund, IDEX II Series Fund and IDEX Fund 3 (investment companies); Assistant Vice President of AEGON USA Managed Portfolios, Inc. (September, 1991 - August, 1992); Vice President (May, 1988 - February, 1991) Pioneer Western Corporation (financial services).

ALLAN J. HAMILTON(1), VICE PRESIDENT, TREASURER AND CONTROLLER. Vice President and Controller (1987 - present), Treasurer, (February, 1997 - present), Assistant Vice President and Assistant Controller (1983 - 1987), Western Reserve Life Assurance Co. of Ohio; Treasurer and Principal Financial Officer (February, 1997 - present), WRL Series Fund, Inc.; Vice President and Controller (1988 to February 1991), Pioneer Western Corporation (financial services), Largo, Florida.

PATRICK S. BAIRD, DIRECTOR, 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499,
     Director (February, 1991 to present), Western Reserve Life Assurance Co. of Ohio; Vice President and Chief Tax Officer (1984 - present), Chief Financial Officer (1992 - present) AEGON USA, Inc., formerly known as Life Investors, Inc., (financial services holding company), Cedar Rapids, Iowa.


JACK E. ZIMMERMAN, DIRECTOR, 507 St. Michel Circle, Kettering, Ohio 45429,
     Director (1987 - present), Western Reserve Life Assurance Co. of Ohio; Trustee, IDEX Series Fund, former Trustee of IDEX Fund, IDEX II Series Fund and IDEX Fund 3 (investment companies); Director, Regional Marketing, (1986 - January, 1993), Martin Marietta Corporation, Dayton, Ohio.

LYMAN H. TREADWAY, DIRECTOR, 30195 Chagrin Blvd. Ste. 210N, Cleveland, Ohio
     44124, Director (September,

     1994 - present), Western Reserve Life Assurance Co. of Ohio; Consultant (1988 - 1993), Cleveland, Ohio.

JAMES R. WALKER, DIRECTOR, 3320 Office Park Dr., Dayton, Ohio 45439, Director
     (June, 1996 - present) Western Reserve Life Assurance Co. of Ohio; Self-employed, Public Accountant (1996 - present); Partner, C.P.A. (1990 -
     1995), Walker-Davis C.P.A.'s, Dayton, Ohio.
------------------------------
(1) The principal business address is Western Reserve Life Assurance Co. of Ohio, P.O. Box 5068, Clearwater, Florida 34618-5068.

                                 LEGAL MATTERS


      Sutherland, Asbill & Brennan LLP, Washington, D.C., has provided advice on certain legal matters concerning Federal securities laws in connection with the Policies. All matters of Ohio law pertaining to the Policy, including the validity of the Policy and Western Reserve's right to issue the Policy under Ohio Insurance Law, have been passed upon by Thomas E. Pierpan, Vice President and Associate General Counsel of Western Reserve.


                               LEGAL PROCEEDINGS

      There are no legal proceedings to which the Series Account is a party or to which the assets of the Series Account are subject. Western Reserve is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Series Account.

                                    EXPERTS

      The financial statements of WRL Series Life Account as of December 31, 1996 and for the year then ended have been included herein in reliance upon the report of Price Waterhouse LLP, independent accountants, and upon the authority of that firm as experts in accounting and auditing.


      The financial statements and schedules of Western Reserve Life Assurance Co. of Ohio at December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein which are based in part on the reports of Price Waterhouse LLP, independent accountants. The financial statements referred to above are included in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.


      Actuarial matters included in this Prospectus have been examined by Alan Yaeger as stated in the opinion filed as an exhibit to the registration statement.

                            ADDITIONAL INFORMATION

      A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Series Account, Western Reserve and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

           INFORMATION ABOUT WESTERN RESERVE'S FINANCIAL STATEMENTS

      The financial statements of Western Reserve which are included in this Prospectus (see p. 46) should be considered only as bearing on the ability of Western Reserve to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Series Account.

      Financial statements for Western Reserve for the years ended December 31, 1996, 1995 and 1994, have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles ("GAAP").

                                  APPENDIX A

                           ILLUSTRATION OF BENEFITS


      The tables in Appendix A illustrate the way in which a Policy operates. They show how the death benefit, Cash Value and Net Surrender Value of a Policy issued to an Insured of a given age and a given premium could vary over an extended period of time assuming hypothetical gross rates of return equivalent to constant after tax annual rates of 0%, 6% and 12%. The tables illustrate the Policy values that would result based on the assumptions that the premium is paid as indicated, that the Owner has not requested an increase or decrease in the Specified Amount of the Policy, and that no cash withdrawals or Policy loans have been made.

      The death benefits, Cash Values and Net Surrender Values under a Policy would be different from those shown if the actual rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above and below those averages for individual Policy years. They would also differ if any Policy loans were made during the period of time illustrated.


      The illustration on page 41 is based on a Policy for an Insured who is a 35 year old male in the non-tobacco user Ultimate Select rate class, annual premiums of $2,000, a $165,000 Specified Amount and death benefit Option B. The illustrations on that page also assume cost of insurance charges based on Western Reserve's CURRENT cost of insurance rates.

      The illustration on page 42 is based on the same factors as those on page 41, except that cost of insurance rates are based on the GUARANTEED cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

      The amounts shown for the death benefits, Cash Values and Net Surrender Values take into account (1) the daily charge for assuming mortality and expense risks assessed against each Sub-Account which is equivalent to an annual charge of 0.90% of the average net assets of the Sub-Accounts; (2) estimated daily expenses equivalent to an effective average annual expense level of 0.93% of the average daily net assets of the Portfolios of the Fund; and (3) all applicable premium expense charges and Cash Value charges. The 0.93% average Portfolio expense level assumes an equal allocation of amounts among the fifteen Sub-Accounts and is based on an average 0.76% investment advisory fee and estimated 1996 average normal operating expenses of 0.17% for each of the Portfolios in operation during 1996. Calculation of the average annual expense level utilized annualized actual audited expenses incurred during 1996 for the Money Market (0.52%), Bond (0.64%), Growth (0.88%), Strategic Total Return (0.91%), Emerging Growth (0.94%), Global (0.99%), Aggressive Growth (0.98%), Balanced (0.97%), Growth & Income (1.00%), C.A.S.E. Growth (1.00%), and Tactical Asset Allocation (0.90%). In addition, because the Value Equity Portfolio was not in existence during the full year of 1996 (commencement of operations was May 1, 1996), and the U.S. Equity and International Equity Portfolios had not commenced operations as of December 31, 1996, the estimated average annual Portfolio expense level reflects estimated expenses for these three Portfolios at 1.00%, 1.05% and 1.30%, respectively, for 1997. Also in addition, because the Third Avenue Value Portfolio had not commenced operations as of December 31, 1996, the estimated average annual Portfolio expense level reflects estimated expenses for this Portfolio at 0.93% for 1998. During 1997, Western Reserve had undertaken to pay Fund expenses for each Portfolio to the extent normal operating expenses of a Portfolio exceeded a stated percentage of the Portfolio's average daily net assets. WRL Management has undertaken until April 30, 1998 to pay expenses to the extent normal operating expenses of a Portfolio exceed a stated percentage of the Portfolio's average daily net assets. Taking into account the assumed charges of 1.83%, the gross annual investment return rates of 0%, 6% and 12% are equivalent to net annual investment return rates of -1.83%, 4.17%, and 10.17%.


      The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Series Account, because Western Reserve is not currently making such charges. In order to produce after tax returns of 0%, 6% or 12% if such charges are made in the future, the Series Account would have to earn a sufficient amount in excess of 0%, 6% or 12% to cover any tax charges. (See Charges Against the Series Account - Taxes, p. 27.)

      The "Premium Accumulated at 5%" column of each table shows the amount which would accumulate if an amount equal to the premium were invested to earn interest at 5% per year, compounded annually.

      Western Reserve will furnish, upon request, a comparable illustration reflecting the proposed Insured's age, sex, risk classification and desired plan features.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          HYPOTHETICAL ILLUSTRATIONS
                               MALE ISSUE AGE 35



             Specified Amount $165,000     Ultimate Select Class
             Annual Premium $2,000         Option Type B
                   Using Current Cost of Insurance Rates


END OF          PREMIUMS                      DEATH BENEFIT
POLICY         ACCUMULATED         ASSUMING HYPOTHETICAL GROSS AND NET
YEAR           AT 5%                   ANNUAL INVESTMENT RETURN OF
                               0% (GROSS)       6% (GROSS)      12% (GROSS)
                              -1.83% (NET)     4.17% (NET)     10.17% (NET)
1                  2,100         166,522         166,624           166,727
2                  4,305         168,005         168,304           168,617
3                  6,620         169,443         170,036           170,680
4                  9,051         170,836         171,822           172,934
5                 11,604         172,183         173,660           175,394
6                 14,284         173,481         175,549           178,079
7                 17,098         174,732         177,494           181,013
8                 20,053         175,938         179,497           184,221
9                 23,156         177,109         181,569           187,741
10                26,414         178,227         183,696           191,587
15                45,315         184,052         196,390           218,331
20                69,439         188,429         210,880           260,489
30(AGE 65)       139,522         191,432         244,691           432,723
40(AGE 75)       253,680         182,541         280,606           866,701
50(AGE 85)       439,631               *         299,313         1,964,903
60(AGE 95)       742,526               *         257,354         4,771,379


                                  CASH VALUE                                   NET SURRENDER VALUE
END OF                ASSUMING HYPOTHETICAL GROSS AND NET              ASSUMING HYPOTHETICAL GROSS AND NET
POLICY YEAR               ANNUAL INVESTMENT RETURN OF                      ANNUAL INVESTMENT RETURN OF
                 0% (GROSS)       6% (GROSS)      12% (GROSS)      0% (GROSS)       6% (GROSS)     12% (GROSS)
                -1.83% (NET)     4.17% (NET)     10.17% (NET)     -1.83% (NET)     4.17% (NET)      10.17% NET
1                    1,522            1,624            1,727             243              345              447
2                    3,005            3,304            3,617           1,641            1,941            2,253
3                    4,443            5,036            5,680           2,995            3,589            4,232
4                    5,836            6,822            7,934           4,305            5,290            6,402
5                    7,183            8,660           10,394           5,568            7,044            8,779
6                    8,481           10,549           13,079           6,782            8,850           11,380
7                    9,732           12,494           16,013           7,949           10,711           14,230
8                   10,938           14,497           19,221           9,071           12,629           17,353
9                   12,109           16,569           22,741          10,157           14,618           20,790
10                  13,227           18,696           26,587          11,191           16,661           24,551
15                  19,052           31,390           53,331          19,052           31,390           53,331
20                  23,429           45,880           95,489          23,429           45,880           95,489
30(AGE 65)          26,432           79,691          267,723          26,432           79,691          267,723
40(AGE 75)          17,541          115,606          701,701          17,541          115,606          701,701
50(AGE 85)               *          134,313        1,799,903               *          134,313        1,799,903
60(AGE 95)               *           92,354        4,606,379               *           92,354        4,606,379

* In the absence of an additional payment, the Policy would lapse.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND. THE DEATH BENEFIT, CASH VALUE AND NET SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY WESTERN RESERVE OR THE FUND THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. THIS ILLUSTRATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          HYPOTHETICAL ILLUSTRATIONS
                               MALE ISSUE AGE 35



             Specified Amount $165,000     Ultimate Select Class
             Annual Premium $2,000         Option Type B
                   Using Guaranteed Cost of Insurance Rates


END OF          PREMIUMS                      DEATH BENEFIT
POLICY         ACCUMULATED         ASSUMING HYPOTHETICAL GROSS AND NET
YEAR           AT 5%                   ANNUAL INVESTMENT RETURN OF
                               0% (GROSS)       6% (GROSS)      12% (GROSS)
                              -1.83% (NET)     4.17% (NET)     10.17% (NET)
1                  2,100         166,509          166,611          166,713
2                  4,305         167,977          168,275          168,586
3                  6,620         169,401          169,991          170,630
4                  9,051         170,779          171,758          172,862
5                 11,604         172,109          173,575          175,296
6                 14,284         173,391          175,442          177,952
7                 17,098         174,619          177,357          180,847
8                 20,053         175,796          179,322          184,005
9                 23,156         176,917          181,334          187,448
10                26,414         177,984          183,394          191,204
15                45,315         182,698          194,714          216,207
20                69,439         185,402          206,770          254,692
30(AGE 65)       139,522         179,864          226,887          402,363
40(AGE 75)       253,680               *          213,813          735,258
50(AGE 85)       439,631               *                *        1,464,399
60(AGE 95)       742,526               *                *        3,075,588


                                  CASH VALUE                                   NET SURRENDER VALUE
END OF                ASSUMING HYPOTHETICAL GROSS AND NET              ASSUMING HYPOTHETICAL GROSS AND NET
POLICY YEAR               ANNUAL INVESTMENT RETURN OF                      ANNUAL INVESTMENT RETURN OF
                 0% (GROSS)       6% (GROSS)      12% (GROSS)      0% (GROSS)       6% (GROSS)     12% (GROSS)
                -1.83% (NET)     4.17% (NET)     10.17% (NET)     -1.83% (NET)     4.17% (NET)      10.17% NET
1                    1,509           1,611             1,713             230             331               433
2                    2,977           3,275             3,586           1,614           1,912             2,222
3                    4,401           4,991             5,630           2,954           3,543             4,183
4                    5,779           6,758             7,862           4,248           5,226             6,330
5                    7,109           8,575            10,296           5,494           6,959             8,681
6                    8,391          10,442            12,952           6,691           8,743            11,252
7                    9,619          12,357            15,847           7,836          10,574            14,063
8                   10,796          14,322            19,005           8,929          12,455            17,137
9                   11,917          16,334            22,448           9,966          14,382            20,496
10                  12,984          18,394            26,204          10,948          16,358            24,169
15                  17,698          29,714            51,207          17,698          29,714            51,207
20                  20,402          41,770            89,692          20,402          41,770            89,692
30(AGE 65)          14,864          61,887           237,363          14,864          61,887           237,363
40(AGE 75)               *          48,813           570,258               *          48,813           570,258
50(AGE 85)               *               *         1,299,399               *               *         1,299,399
60(AGE 95)               *               *         2,910,588               *               *         2,910,588

* In the absence of an additional payment, the Policy would lapse.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND. THE DEATH BENEFIT, CASH VALUE AND NET SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY WESTERN RESERVE OR THE FUND THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. THIS ILLUSTRATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                  APPENDIX B

                            LONG TERM MARKET TRENDS


      The information below is a record of the average annual returns of common stock, high grade corporate bonds and 30-day U.S. Treasury bills over 20 year holding periods.* The average annual returns assume the reinvestment of dividends, capital gains and interest. This is a historical record and is not intended as a projection of future performance. Charges associated with a variable life insurance policy are not reflected.

      The data indicates that, historically, the investment performance of common stocks over long periods of time has been positive and has generally been superior to that of long-term, high grade debt securities. Common stocks have, however, been subject to more dramatic market adjustments over short periods of time. These trends indicate the potential advantages of holding a variable life insurance policy for a long period of time.

      The following chart illustrates the average annual returns of the Standard & Poor's Index of 500 Common Stocks ("S&P 500 Stock Index") for each of the 20 year periods shown. These returns are compared to the average annual returns of high grade corporate bonds and U.S. Treasury bills for the same periods. (The 20-year periods selected for the chart begin in 1936 and have ending periods at five year intervals.)

                            AVERAGE ANNUAL RETURNS
                          TWENTY YEAR HOLDING PERIODS


[GRAPHIC OMITTED]


* Source: (c) Stocks, Bonds, Bills and Inflation 1997 Yearbook/trademark/, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and
                                    Rex A.
     Sinquefield). Used with permission. All rights reserved.

      Over the 52 20-year time periods beginning in 1927 and ending in 1996 (i.e. 1927-1946, 1928-1947, and so on through 1977-1996):

      -- The average annual return of common stocks was superior to that of high grade, long-term corporate bonds in 48 of the 52 periods.


      -- The average annual return of common stocks surpassed that of U.S. Treasury bills in each of the 52 periods.


      -- Common stock average annual returns exceeded the average annual rate of inflation in each of the 52 periods.


      From 1927 through 1996 the average annual return for common stocks was 10.2%, compared to 5.4% for high grade, long-term corporate bonds, 3.7% for U.S. Treasury bills and 3.1% for the Consumer Price Index.

    SUMMARY: HISTORIC S&P STOCK INDEX RESULTS FOR SPECIFIC HOLDING PERIODS
      The following chart categorizes the historical results of the Standard & Poor's 500 Stock Index, with dividends reinvested, over one-year, five-year, ten-year and twenty-year periods beginning in 1927 and ending 1996.
      The chart shows that, historically, the longer that a portfolio matching the S&P 500 Stock Index was held, the less likely was the chance of a loss. Conversely, the shorter the holding period of such a portfolio, the more likely was the chance of a loss. The chart also shows that shorter term results tend to be more extreme than longer term results.
      The chart is not a projection or representation of future stock market results. It cannot be taken as representative of the performance of any one fund. Rather it shows the historic performance of a broad index of stocks.

--------------------------------------
                   COMPOUND ANNUAL RATES OF RETURN BY DECADE


                         1920s*     1930s   1940s     1950s      1960s     1970s     1980s   1990s**   1987-96
Large Company  ......... 19.2%      -0.1%    9.2%     19.4%       7.8%      5.9%     17.5%   14.4%     15.3%
Small Company  ......... -4.5        1.4    20.7      16.9       15.5      11.5      15.8    15.6      13.0
Long-Term Corp.   ......  5.2        6.9     2.7       1.0        1.7       6.2      13.0     9.8       9.5
Long-Term Govt.   ......  5.0        4.9     3.2      -0.1        1.4       5.5      12.6    10.0       9.4
Inter-Term Govt.  ......  4.2        4.6     1.8       1.3        3.5       7.0      11.9     8.0       7.8
Treasury Bills .........  3.7        0.6     0.4       1.9        3.9       6.3       8.9     4.9       5.5
Inflation   ............ -1.1       -2.0     5.4       2.2        2.5       7.4       5.1     3.3       3.7

------------------------------
 * Based on the period 1926-1929.

** Based on the period 1990-1996.

Source: (c) STOCKS, BONDS, BILLS AND INFLATION 1997 YEARBOOK/trademark/, Ibbotson Associates, Inc., Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

             THE WRL FREEDOM EQUITY PROTECTOR/registered trademark/
               AND THE "DOLLAR COST AVERAGING" INVESTMENT METHOD

      As the Long Term Market Trends graph indicates, the investment performance of many common stocks has generally been positive over certain relatively long periods. Common stocks have, however, also been subject to market declines, often dramatic ones, and general volatility of prices over shorter time periods. The price fluctuations of common stocks has historically been greater than that of high grade debt securities.

      The relative volatility of common stock prices as compared with prices of high grade debt instruments offers both advantages and disadvantages to investors. Unfortunately, many investors who otherwise might be interested in common stocks see only the disadvantages and not the advantages of stock price fluctuation. The primary disadvantage, of course, is that price declines can be prolonged and substantial, and when this occurs, investors cannot liquidate their investments without realizing losses. Price declines, however, also offer investors important opportunities.

      Opportunity arises from the fact that investors can purchase more common stock for the same amount of money than they would before prices declined. Investors may take advantage of this if they remain willing to continue investing in both rising and falling markets. The dollar cost averaging method of investing demonstrates this.

In this method of investing:

      /bullet/ Relatively constant dollar amounts are invested at regular intervals (monthly, quarterly, or annually),

      /bullet/ Stock Market fluctuations, especially the savings on purchases from price declines, are exploited for the investor's benefit.

                        HOW DOLLAR COST AVERAGING WORKS


  Investments at      Common Stock      Shares
 Regular Intervals    Market Price     Purchased
-------------------   --------------   ----------
           $150            $20             7.5
            150             15            10.0
            150             10            15.0
            150              5            30.0
            150             10            15.0
            150             15            10.0
    -----------                           ----
           $900                           87.5

Total Value of 87.5 shares @ $15/share     $1,312.50
Less Investment made                       (  900.00)
                                           ---------
Gain/Profit                                $  412.50

      Though the market price has not returned to the initial high of $20 per share, dollar cost averaging has permitted the investor to purchase more shares at a savings and thus realize a significant gain. Obviously, the dollar cost averaging method ONLY works if the investor continues to invest relatively constant amounts over a long period of time.


      This plan of investing does not assure a profit or protect against a loss in declining markets; it does allow investors to take advantage of market fluctuations. Since the success of this strategy is dependent on systematic investing, purchasers should consider their ability to sustain their payments through all periods of market fluctuations.


      How does the dollar cost averaging method relate to the WRL Freedom Equity Protector/registered trademark/? A Policyowner may invest his or her Net Premium in a Sub-Account, and although a Policy's value in a Sub-Account or Sub-Accounts is affected by several factors other than investment experience (e.g., Cash Value charges and charges against the Series Account), the dollar cost averaging method can be generally applied to the Policy to the extent that the Policyowner pays a Planned Periodic Premium on a regular basis and he or she allocates Net Premium resulting from those Planned Periodic Premiums to Sub-Accounts in relatively constant amounts.

                         INDEX TO FINANCIAL STATEMENTS


WRL SERIES LIFE ACCOUNT:

      Statement of assets, liabilities and equity accounts at September 30, 1997 (unaudited)

      Statement of operations and statements of changes in equity accounts for the period ended September 30, 1997 (unaudited)

      Selected per unit data and ratios for the periods ended September 30, 1997, December 31, 1996, 1995, 1994, 1993 and 1992

      Notes to financial statements (unaudited)


      Report of Independent Accountants dated January 31, 1997

      Statements of assets, liabilities and equity accounts and statements of operations for the year ended December 31, 1996

      Statements of changes in equity accounts for the years ended December 31, 1996 and 1995

      Selected per unit data and ratios for the years ended December 31, 1996, 1995, 1994, 1993 and 1992

      Notes to Financial Statements


WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO:

      Statutory-Basis Balance Sheet as of September 30, 1997 (unaudited)

      Statutory-Basis Statement of Operations as of September 30, 1997
      (unaudited)

      Statutory-Basis Statement of Changes in Capital and Surplus as of September 30, 1997 (unaudited)

      Statutory-Basis Statement of Cash Flows as of September 30, 1997
      (unaudited)

      Note to Statutory-Basis Financial Statements (unaudited)

      Report of Independent Auditors dated February 21, 1997

      Statutory-Basis Balance Sheets at December 31, 1996 and 1995

      Statutory-Basis Statements of Operations for the years ended December 31, 1996, 1995 and 1994

      Statutory-Basis Statements of changes in Capital and Surplus for the years ended December 31, 1996, 1995 and 1994

      Statutory-Basis Statements of Cash Fows for the years ended December 31, 1996, 1995, and 1994

      Notes to Statutory-Basis Financial Statements

      Statutory-Basis Financial Statement Schedules

WRL00011-01/98

                            WRL SERIES LIFE ACCOUNT

                           MONEY MARKET SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Money Market Portfolio
   (14,179,829.230 shares;
   cost $14,179,829) ............     $14,179,829
 Accrued transfers from (to)
     depositor - net ............         140,423
                                      -----------
   Total assets   ...............      14,320,252
                                      -----------
LIABILITIES:   ..................             350
                                      -----------
   Total net assets  ............     $14,319,902
                                      ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Money Market sub-account
   (897,927.644465 units;
   $15.947724 unit value)  ......     $14,319,902
                                      -----------
   Total equity   ...............     $14,319,902
                                      ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................      $561,428
  Capital gain distributions  .........             0
                                             --------
                                              561,428
EXPENSES:
  Mortality and expense risk charges           97,772
                                             --------
   Net investment income (loss)  ......       463,656
                                             --------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......             0
  Change in unrealized appreciation
        (depreciation)  ...............             0
                                             --------
   Net gain (loss) on investments   ...             0
                                             --------
    Net increase (decrease) in
             equity accounts resulting
from operations   .....................      $463,656
                                             ========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $   463,656           $   491,185
 Net gain (loss) on investments  .......................................                 0                     0
                                                                               -----------           -----------
 Net increase (decrease) in equity accounts resulting from operations              463,656               491,185
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)   .................................         4,799,129             5,217,298
                                                                               -----------           -----------
 Less cost of units redeemed:
  Administrative charges   .............................................         2,318,360             2,639,279
  Policy loans .........................................................           634,328               285,757
  Surrender benefits ...................................................           721,584               776,305
  Death benefits  ......................................................             8,640                25,737
                                                                               -----------           -----------
                                                                                 3,682,912             3,727,078
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions          1,116,217             1,490,220
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................         1,579,873             1,981,405
EQUITY ACCOUNTS:
 Beginning of period ...................................................        12,740,029            10,758,624
                                                                               -----------           -----------
 End of period .........................................................       $14,319,902           $12,740,029
                                                                               ===========           ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                           MONEY MARKET SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                        December 31
                                                September 30  ----------------------------------------------------------------
                                                    1997        1996         1995        1994         1993         1992
                                                ------------- ------------ ------------ ------------ ------------ ------------
Accumulation unit value, beginning of period     $   15.45     $   14.83    $   14.19    $   13.84    $   13.63    $   13.33
 Income from operations:
  Net investment income (loss)  ...............        .50           .62          .64          .35          .21          .30
  Net realized and unrealized
    gain (loss) on investments  ...............        .00           .00          .00          .00          .00          .00
                                                 ---------     ---------    ---------    ---------    ---------    ---------
   Total income (loss) from operations   ......        .50           .62          .64          .35          .21          .30
                                                 ---------     ---------    ---------    ---------    ---------    ---------
Accumulation unit value, end of period   ......  $   15.95     $   15.45    $   14.83    $   14.19    $   13.84    $   13.63
                                                 =========     =========    =========    =========    =========    =========
Total return(a)  ..............................       3.22%         4.17%        4.49%        2.58%        1.52%        2.24%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $  14,320     $  12,740    $  10,759    $   9,706    $   4,985    $   4,619
 Ratio of net investment income (loss) to
   average net assets(b)  .....................       4.23%         4.07%        4.37%        2.66%        1.51%        2.12%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                               BOND SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                 September 30, 1997
                                 -------------------
ASSETS:
Investments at net asset value:
  WRL Series Fund, Inc.:
   Bond Portfolio
   (1,237,737.879 shares;
   cost $13,361,933)............    $13,862,933
 Accrued transfers from (to)
     depositor - net   .........         (3,514)
                                    -----------
   Total assets  ...............     13,859,419
                                    -----------
LIABILITIES:  ..................            341
                                    -----------
   Total net assets ............    $13,859,078
                                    ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Bond sub-account
   (675,824.385058 units;
   $20.506922 unit value) ......    $13,859,078
                                    -----------
   Total equity  ...............    $13,859,078
                                    ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $  135,261
  Capital gain distributions  .........              0
                                            ----------
                                               135,261
EXPENSES:
  Mortality and expense risk charges            82,919
                                            ----------
   Net investment income (loss)  ......         52,342
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......       (192,238)
  Unrealized appreciation
        (depreciation)  ...............        779,508
                                            ----------
   Net gain (loss) on investments   ...        587,270
                                            ----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $  639,612
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    52,342           $   553,012
 Net gain (loss) on investments  .......................................           587,270              (613,958)
                                                                               -----------           -----------
 Net increase (decrease) in equity accounts resulting from operations              639,612               (60,946)
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed):  .................................         3,389,659             3,451,573
                                                                               -----------           -----------
 Less cost of units redeemed:
  Administrative charges   .............................................         1,206,516             1,314,254
  Policy loans .........................................................           268,423               191,268
  Surrender benefits ...................................................           278,383               338,599
  Death benefits  ......................................................             1,419                28,090
                                                                               -----------           -----------
                                                                                 1,754,741             1,872,211
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions          1,634,918             1,579,362
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................         2,274,530             1,518,416
EQUITY ACCOUNTS:
 Beginning of period ...................................................        11,584,548            10,066,132
                                                                               -----------           -----------
 End of period .........................................................       $13,859,078           $11,584,548
                                                                               ===========           ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                               BOND SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                        December 31
                                                September 30  ----------------------------------------------------------------
                                                    1997        1996          1995         1994         1993        1992
                                                ------------- ------------- ------------ ------------- ----------- -----------
Accumulation unit value, beginning of period     $   19.53      $  19.67     $   16.14     $  17.50     $  15.57    $  14.68
 Income from operations:
  Net investment income (loss)  ...............        .09           .99          1.05          .89         2.11        1.00
  Net realized and unrealized
    gain (loss) on investments  ...............        .89        ( 1.13)         2.48       ( 2.25)      (  .18)     (  .11)
                                                 ---------      --------     ---------     --------     --------    --------
   Total income (loss) from operations   ......        .98        (  .14)         3.53       ( 1.36)       .1.93         .89
                                                 ---------      --------     ---------     --------     --------    --------
Accumulation unit value, end of period   ......  $   20.51      $  19.53     $   19.67     $  16.14     $  17.50    $  15.57
                                                 =========      ========     =========     ========     ========    ========
Total return(a)  ..............................       5.02%       (  .75%)       21.89%      ( 7.77%)      12.40%       6.08%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $  13,859      $  1,585     $  10,066     $  6,259     $  6,985    $  4,558
 Ratio of net investment income (loss) to
   average net assets(b)  .....................        .6 %         5.34%         5.80%        5.57%       12.92%       6.69%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                              GROWTH SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Growth Portfolio
   (10,798,143.320 shares;
   cost $303,973,822)............    $457,846,222
 Accrued transfers from (to)
     depositor - net ............          79,810
                                     ------------
   Total assets   ...............     457,926,032
                                     ------------
LIABILITIES:   ..................          11,322
                                     ------------
   Total net assets  ............    $457,914,710
                                     ============
EQUITY ACCOUNTS:
 Policyowners' equity:
   Growth sub-account
   (7,786,258.715292 units;
   $58.810621 unit value)  ......    $457,914,710
                                     ------------
   Total equity   ...............    $457,914,710
                                     ============

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $   495,370
  Capital gain distributions  .........       2,782,833
                                            -----------
                                              3,278,203
EXPENSES:
  Mortality and expense risk charges          2,633,824
                                            -----------
   Net investment income (loss)  ......         644,379
                                            -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......       4,204,278
  Unrealized appreciation
        (depreciation)  ...............      72,843,027
                                            -----------
   Net gain (loss) on investments   ...      77,047,305
                                            -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $77,691,684
                                            ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    644,379          $ 19,310,499
 Net gain (loss) on investments  .......................................         77,047,305            26,918,660
                                                                               ------------          ------------
 Net increase (decrease) in equity accounts resulting from operations            77,691,684            46,229,159
                                                                               ------------          ------------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................         77,509,745            91,555,979
                                                                               ------------          ------------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................         27,178,840            29,331,415
  Policy loans .........................................................          7,668,860             8,442,970
  Surrender benefits ...................................................         11,506,754            12,385,662
  Death benefits  ......................................................            423,541               600,920
                                                                               ------------          ------------
                                                                                 46,777,995            50,760,967
                                                                               ------------          ------------
  Increase (decrease) in equity accounts from capital unit transactions          30,731,750            40,795,012
                                                                               ------------          ------------
  Net increase (decrease) in equity accounts ...........................        108,423,434            87,024,171
EQUITY ACCOUNTS:
 Beginning of period ...................................................        349,491,276           262,467,105
                                                                               ------------          ------------
 End of period .........................................................       $457,914,710          $349,491,276
                                                                               ============          ============

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                              GROWTH SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                       December 31
                                               September 30  ----------------------------------------------------------------
                                                   1997         1996         1995         1994          1993         1992
                                               ------------- ------------ ------------ ------------- ------------ -----------
Accumulation unit value, beginning of period     $  48.48     $  41.47     $  28.44      $  31.30     $  30.37     $  29.95
 Income from operations:
  Net investment income (loss) ...............        .09         2.88         3.89           .04          .46         1.09
  Net realized and unrealized
    gain (loss) on investments ...............      10.24         4.13         9.14        ( 2.90)         .47       (  .67)
                                                 --------     --------     --------      --------     --------     --------
   Total income (loss) from operations  ......      10.33         7.01        13.03        ( 2.86)         .93          .42
                                                 --------     --------     --------      --------     --------     --------
Accumulation unit value, end of period  ......   $  58.81     $  48.48     $  41.47      $  28.44     $  31.30     $  30.37
                                                 ========     ========     ========      ========     ========     ========
Total return(a) ..............................      21.30%       16.91%       45.81%       ( 9.13%)       3.06%        1.41%
Ratios and supplemental data:
 Net assets at end of period (in thousands)      $457,915     $349,491     $262,467      $161,490     $169,757     $146,053
 Ratio of net investment income (loss) to
   average net assets(b) .....................       0.22%        6.41%       11.05%         0.16%        1.56%        3.84%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                 SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Short-to-Intermediate
   Government Portfolio
   (171,756.149 shares;
   cost $1,784,332)  ............     $1,823,871
 Accrued transfers from (to)
     depositor - net ............         (2,272)
                                      ----------
   Total assets   ...............      1,821,599
                                      ----------
LIABILITIES:   ..................             45
                                      ----------
   Total net assets  ............     $1,821,554
                                      ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Short-to-Intermediate
   Government sub-account
   (147,547.135527 units;
   $12.345576 unit value)  ......     $1,821,554
                                      ----------
   Total equity   ...............     $1,821,554
                                      ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................       $22,511
  Capital gain distributions  .........             0
                                              -------
                                               22,511
EXPENSES:
  Mortality and expense risk charges           12,064
                                              -------
   Net investment income (loss)  ......        10,447
                                              -------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         6,128
  Unrealized appreciation
        (depreciation)  ...............        57,881
                                              -------
   Net gain (loss) on investments   ...        64,009
                                              -------
    Net increase (decrease) in
             net assets resulting
from operations   .....................       $74,456
                                              =======

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................        $   10,447           $   67,973
 Net gain (loss) on investments  .......................................            64,009              (29,048)
                                                                                ----------           ----------
 Net increase (decrease) in equity accounts resulting from operations               74,456               38,925
                                                                                ----------           ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................           300,331              442,872
                                                                                ----------           ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           144,502              178,533
  Policy loans .........................................................            70,410               33,708
  Surrender benefits ...................................................            47,687               77,704
  Death benefits  ......................................................               471                    0
                                                                                ----------           ----------
                                                                                   263,070              289,945
                                                                                ----------           ----------
  Increase (decrease) in equity accounts from capital unit transactions             37,261              152,927
                                                                                ----------           ----------
  Net increase (decrease) in equity accounts ...........................           111,717              191,852
EQUITY ACCOUNTS:
 Beginning of period ...................................................         1,709,837            1,517,985
                                                                                ----------           ----------
 End of period .........................................................        $1,821,554           $1,709,837
                                                                                ==========           ==========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                 SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                        December 31
                                                September 30  ----------------------------------------------------------------
                                                    1997       1996        1995          1994         1993        1992(c)
                                                ------------- ----------- ------------ ------------- ------------ ------------
Accumulation unit value, beginning of period     $   11.85     $  11.55    $   10.27     $  10.40     $   10.04    $   10.00
 Income from operations:
  Net investment income (loss)  ...............        .07          .51          .61          .40           .14          .01
  Net realized and unrealized
    gain (loss) on investments  ...............        .43       (  .21)         .67       (  .53)          .22          .03
                                                 ---------     --------    ---------     --------     ---------    ---------
   Total income (loss) from operations   ......        .50          .30         1.28       (  .13)          .36          .04
                                                 ---------     --------    ---------     --------     ---------    ---------
Accumulation unit value, end of period   ......  $   12.35     $  11.85    $   11.55     $  10.27     $   10.40    $   10.04
                                                 =========     ========    =========     ========     =========    =========
Total return(a)  ..............................       4.19%        2.56%       12.53%      ( 1.32%)        3.64%         .38%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $   1,822     $  1,710    $   1,517     $    945     $   1,408    $     803
 Ratio of net investment income (loss) to
   average net assets (b) .....................       0.77%        4.53%        5.53%        4.06%         1.39%        1.92%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                              GLOBAL SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Global Portfolio
   (6,361,753.879 shares;
   cost $110,370,618)............    $140,752,119
 Accrued transfers from (to)
     depositor - net ............         244,321
                                     ------------
   Total assets   ...............     140,996,440
                                     ------------
LIABILITIES:   ..................           3,435
                                     ------------
   Total net assets  ............    $140,993,005
                                     ============
EQUITY ACCOUNTS:
 Policyowners' equity:
   Global sub-account
   (7,574,714.290770 units;
   $18.613640 unit value)  ......    $140,993,005
                                     ------------
   Total equity   ...............    $140,993,005
                                     ============

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $   744,580
  Capital gain distributions  .........         971,067
                                            -----------
                                              1,715,647
EXPENSES:
  Mortality and expense risk charges            741,035
                                            -----------
   Net investment income (loss)  ......         974,612
                                            -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         675,993
  Unrealized appreciation
        (depreciation)  ...............      21,291,865
                                            -----------
   Net gain (loss) on investments   ...      21,967,858
                                            -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $22,942,470
                                            ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    974,612          $ 6,524,214
 Net gain (loss) on investments  .......................................         21,967,858            6,374,264
                                                                               ------------          -----------
 Net increase (decrease) in equity accounts resulting from operations            22,942,470           12,898,478
                                                                               ------------          -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................         48,311,852           43,696,555
                                                                               ------------          -----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................          8,732,359            6,463,101
  Policy loans .........................................................          2,114,496            1,465,510
  Surrender benefits ...................................................          2,479,374            2,225,874
  Death benefits  ......................................................             94,171               62,009
                                                                               ------------          -----------
                                                                                 13,420,400           10,216,494
                                                                               ------------          -----------
  Increase (decrease) in equity accounts from capital unit transactions          34,891,452           33,480,061
                                                                               ------------          -----------
  Net increase (decrease) in equity accounts ...........................         57,833,922           46,378,539
  Depositors' equity contribution (redemption)  ........................                  0             (268,153)
EQUITY ACCOUNTS:
 Beginning of period ...................................................         83,159,083           37,048,697
                                                                               ------------          -----------
 End of period .........................................................       $140,993,005          $83,159,083
                                                                               ============          ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                              GLOBAL SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                            December 31
                                                September 30  ---------------------------------------
                                                    1997        1996         1995        1994(e)
                                                ------------- ------------ ------------ -------------
Accumulation unit value, beginning of period      $  15.13     $   11.95    $    9.80     $  10.00
 Income from operations:
  Net investment income (loss)  ...............        .14          1.50          .45          .71
  Net realized and unrealized
    gain (loss) on investments  ...............       3.34          1.68         1.70       (  .91)
                                                  --------     ---------    ---------     --------
   Total income (loss) from operations   ......       3.48          3.18         2.15       (  .20)
                                                  --------     ---------    ---------     --------
Accumulation unit value, end of period   ......   $  18.61     $   15.13    $   11.95     $   9.80
                                                  ========     =========    =========     ========
Total return(a)  ..............................      23.04%        26.60%       21.96%      ( 2.02%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $140,993     $  83,159    $  37,049     $ 21,672
 Ratio of net investment income (loss) to
   average net assets(b)  .....................       1.17%        11.09%        4.25%        8.86%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                    STRATEGIC TOTAL RETURN SUB-ACCOUNT (A)

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                       September 30, 1997
                                       -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Strategic Total Return Portfolio
   (4,576,916.538 shares;
   cost $57,360,147)..................     $76,849,078
 Accrued transfers from (to)
     depositor - net   ...............          71,090
                                           -----------
   Total assets  .....................      76,920,168
                                           -----------
LIABILITIES:  ........................           1,887
                                           -----------
   Total net assets ..................     $76,918,281
                                           ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Strategic Total Return sub-account
   (4,099,538.586476 units;
   $18.762668 unit value) ............     $76,918,281
                                           -----------
   Total equity  .....................     $76,918,281
                                           ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................    $   103,034
  Capital gain distributions  .........        158,508
                                           -----------
                                               261,542
EXPENSES:
  Mortality and expense risk charges           437,700
                                           -----------
   Net investment income (loss)  ......       (176,158)
                                           -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......        395,148
  Unrealized appreciation
        (depreciation)  ...............     11,755,948
                                           -----------
   Net gain (loss) on investments   ...     12,151,096
                                           -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................    $11,974,938
                                           ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $  (176,158)          $ 2,645,668
 Net gain (loss) on investments  .......................................        12,151,096             3,635,535
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts resulting from operations          11,974,938             6,281,203
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        16,083,143            16,832,424
                                                                               -----------           -----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................         4,358,914             4,528,541
  Policy loans .........................................................         1,046,427               920,628
  Surrender benefits ...................................................         1,534,861             1,300,527
  Death benefits  ......................................................            99,325               112,479
                                                                               -----------           -----------
                                                                                 7,039,527             6,862,175
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions          9,043,616             9,970,249
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................        21,018,554            16,251,452
EQUITY ACCOUNTS:
 Beginning of period ...................................................        55,899,727            39,648,275
                                                                               -----------           -----------
 End of period .........................................................       $76,918,281           $55,899,727
                                                                               ===========           ===========

(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                      STRATEGIC TOTAL RETURN SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                  December 31
                                                September 30  ----------------------------------------------------
                                                    1997        1996         1995         1994         1993(d)
                                                ------------- ------------ ------------ ------------- ------------
Accumulation unit value, beginning of period      $  15.66     $   13.74    $   11.12     $  11.28     $   10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .04)          .82          .68          .18           .19
  Net realized and unrealized
    gain (loss) on investments  ...............       3.14          1.10         1.94       (  .34)         1.09
                                                  --------     ---------    ---------     --------     ---------
   Total income (loss) from operations   ......       3.10          1.92         2.62       (  .16)         1.28
                                                  --------     ---------    ---------     --------     ---------
Accumulation unit value, end of period   ......   $  18.76     $   15.66    $   13.74     $  11.12     $   11.28
                                                  ========     =========    =========     ========     =========
Total return(a)  ..............................      19.82%        13.97%       23.55%      ( 1.42%)       12.81%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $ 76,918     $  55,900    $  39,648     $ 23,649     $  13,343
 Ratio of net investment income (loss) to
   average net assets(b)  .....................     ( 0.36)%        5.76%        5.47%        1.93%         2.27%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          EMERGING GROWTH SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Emerging Growth Portfolio
   7,057,187.517 shares;
   cost $110,794,080)............    $166,181,036
 Accrued transfers from (to)
     depositor - net ............          66,132
                                     ------------
   Total assets   ...............     166,247,168
                                     ------------
LIABILITIES:   ..................           4,081
                                     ------------
   Total net assets  ............    $166,243,087
                                     ============
EQUITY ACCOUNTS:
 Policyowners' equity:
   Emerging Growth sub-account
   (6,686,647.961311 units;
   $24.861947 unit value)  ......    $166,243,087
                                     ------------
   Total equity   ...............    $166,243,087
                                     ============

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................    $         0
  Capital gain distributions  .........        749,646
                                           -----------
                                               749,646
EXPENSES:
  Mortality and expense risk charges           849,777
                                           -----------
   Net investment income (loss)  ......       (100,131)
                                           -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......      1,318,955
  Unrealized appreciation
        (depreciation)  ...............     32,864,088
                                           -----------
   Net gain (loss) on investments   ...     34,183,043
                                           -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................    $34,082,912
                                           ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended       Period Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................      $   (100,131)          $  3,934,952
 Net gain (loss) on investments  .......................................        34,183,043              9,284,053
                                                                              ------------           ------------
 Net increase (decrease) in equity accounts resulting from operations           34,082,912             13,219,005
                                                                              ------------           ------------
EQUITY TRANSACTIONS:
Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        40,143,911             40,944,477
                                                                              ------------           ------------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................        10,374,194              9,201,102
  Policy loans .........................................................         2,574,981              2,095,860
  Surrender benefits ...................................................         2,840,916              2,754,328
  Death benefits  ......................................................           118,818                 91,972
                                                                              ------------           ------------
                                                                                15,908,909             14,143,262
                                                                              ------------           ------------
  Increase (decrease) in equity accounts from capital unit transactions         24,235,002             26,801,215
                                                                              ------------           ------------
  Net increase (decrease) in equity accounts ...........................        58,317,914             40,020,220
EQUITY ACCOUNTS:
 Beginning of period ...................................................       107,925,173             67,904,953
                                                                              ------------           ------------
 End of period .........................................................      $166,243,087           $107,925,173
                                                                              ============           ============

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          EMERGING GROWTH SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                   December 31
                                                September 30  -----------------------------------------------------
                                                    1997         1996        1995         1994         1993(d)
                                                ------------- ------------ ------------ ------------- -------------
Accumulation unit value, beginning of period      $  19.51     $  16.56     $   11.38     $  12.40      $  10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .02)         .82           .65       (  .09)       (  .09)
  Net realized and unrealized
    gain (loss) on investments  ...............       5.37         2.13          4.53       (  .93)         2.49
                                                  --------     --------     ---------     --------      --------
   Total income (loss) from operations   ......       5.35         2.95          5.18       ( 1.02)         2.40
                                                  --------     --------     ---------     --------      --------
Accumulation unit value, end of period   ......   $  24.86     $  19.51     $   16.56     $  11.38      $  12.40
                                                  ========     ========     =========     ========      ========
Total return(a)  ..............................      27.43%       17.82%        45.49%      ( 8.18%)       23.96%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $166,243     $107,925     $  67,905     $ 36,687      $ 18,620
 Ratio of net investment income (loss) to
   average net assets(b)  .....................     ( 0.11%)       4.51%         4.66%      ( 0.86%)      ( 0.92%)

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.


























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                         AGGRESSIVE GROWTH SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Aggressive Growth Portfolio
   (4,989,396.934 shares;
   cost $69,928,239) ............     $90,571,430
 Accrued transfers from (to)
     depositor - net ............          15,959
                                      -----------
   Total assets   ...............      90,587,389
                                      -----------
LIABILITIES:   ..................           2,238
                                      -----------
   Total net assets  ............     $90,585,151
                                      ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Aggressive Growth sub-account
   (4,816,335.711588 units;
   $18.807898 unit value)  ......     $90,585,151
                                      -----------
   Total equity   ...............     $90,585,151
                                      ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................    $         0
  Capital gain distributions  .........        464,060
                                           -----------
                                               464,060
EXPENSES:
  Mortality and expense risk charges           471,484
                                           -----------
   Net investment income (loss)  ......         (7,424)
                                           -----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......        796,354
  Unrealized appreciation
        (depreciation)  ...............     17,082,476
                                           -----------
   Net gain (loss) on investments   ...     17,878,830
                                           -----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................    $17,871,406
                                           ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended       Period Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    (7,424)          $ 1,138,792
 Net gain (loss) on investments  .......................................        17,878,830             2,797,147
                                                                               -----------           -----------
 Net increase (decrease) in equity accounts resulting from operations           17,871,406             3,935,939
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        28,302,321            26,224,213
                                                                               -----------           -----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................         7,032,417             6,412,799
  Policy loans .........................................................         1,290,409               863,340
  Surrender benefits ...................................................         1,646,992             1,349,932
  Death benefits  ......................................................            26,998                29,810
                                                                               -----------           -----------
                                                                                 9,996,816             8,655,881
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions         18,305,505            17,568,332
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................        36,176,911            21,504,271
EQUITY ACCOUNTS:
 Beginning of period ...................................................        54,408,240            32,903,969
                                                                               -----------           -----------
 End of period .........................................................       $90,585,151           $54,408,240
                                                                               ===========           ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                         AGGRESSIVE GROWTH SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                            December 31
                                                September 30  ---------------------------------------
                                                    1997        1996         1995        1994(e)
                                                ------------- ------------ ------------ -------------
Accumulation unit value, beginning of period      $  14.70     $   13.43    $    9.82     $  10.00
 Income from operations:
  Net investment income (loss)  ...............        .00           .36          .37       (  .06)
  Net realized and unrealized
    gain (loss) on investments  ...............       4.11           .91         3.24       (  .12)
                                                  --------     ---------    ---------     --------
   Total income (loss) from operations   ......       4.11          1.27         3.61       (  .18)
                                                  --------     ---------    ---------     --------
Accumulation unit value, end of period   ......   $  18.81     $   14.70    $   13.43     $   9.82
                                                  ========     =========    =========     ========
Total return(a)  ..............................      27.98%         9.46%       36.79%      ( 1.85%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $ 90,585     $  54,408    $  32,904     $  8,909
 Ratio of net investment income (loss) to
   average net assets(b)  .....................     ( 0.01%)        2.65%        2.93%      ( 0.72%)

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                             BALANCED SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Balanced Portfolio
   (739,683.639 shares;
   cost $8,062,184)  ............     $9,757,771
 Accrued transfers from (to)
     depositor - net ............          8,936
                                      ----------
   Total assets   ...............      9,766,707
                                      ----------
LIABILITIES:   ..................            239
                                      ----------
   Total net assets  ............     $9,766,468
                                      ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Balanced sub-account
   (687,514.514365 units;
   $14.205471 unit value)  ......     $9,766,468
                                      ----------
   Total equity   ...............     $9,766,468
                                      ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $   37,522
  Capital gain distributions  .........         59,592
                                            ----------
                                                97,114
                                            ----------
EXPENSES:
  Mortality and expense risk charges            53,300
                                            ----------
   Net investment income (loss)  ......         43,814
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         68,447
  Unrealized appreciation
        (depreciation)  ...............      1,131,384
                                            ----------
   Net gain (loss) on investments   ...      1,199,831
                                            ----------
    Net increase (decrease) in net
             assets
resulting from operations  ............     $1,243,645
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended       Period Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................        $   43,814           $  153,790
 Net gain (loss) on investments  .......................................         1,199,831              341,121
                                                                                ----------           ----------
 Net increase (decrease) in equity accounts resulting from operations            1,243,645              494,911
                                                                                ----------           ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................         3,017,187            3,089,782
                                                                                ----------           ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           674,954              575,594
  Policy loans .........................................................           136,005               77,586
  Surrender benefits ...................................................            99,888               84,857
  Death benefits  ......................................................             1,431                3,961
                                                                                ----------           ----------
                                                                                   912,278              741,998
                                                                                ----------           ----------
  Increase (decrease) in equity accounts from capital unit transactions          2,104,909            2,347,784
                                                                                ----------           ----------
  Net increase (decrease) in equity accounts ...........................         3,348,554            2,842,695
 Depositor's equity contribution (redemption)   ........................                 0             (220,175)
EQUITY ACCOUNTS:
 Beginning of period ...................................................         6,417,914            3,795,394
                                                                                ----------           ----------
 End of period .........................................................        $9,766,468           $6,417,914
                                                                                ==========           ==========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                             BALANCED SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                            December 31
                                                September 30  ---------------------------------------
                                                    1997       1996         1995         1994(e)
                                                ------------- ------------ ------------ -------------
Accumulation unit value, beginning of period     $   12.21     $   11.13    $    9.37     $  10.00
 Income from operations:
  Net investment income (loss)  ...............        .07           .36          .37          .22
  Net realized and unrealized
    gain (loss) on investments  ...............       1.93           .72         1.39       (  .85)
                                                 ---------     ---------    ---------     --------
   Total income (loss) from operations   ......       2.00          1.08         1.76       (  .63)
                                                 ---------     ---------    ---------     --------
Accumulation unit value, end of period   ......  $   14.21     $   12.21    $   11.13     $   9.37
                                                 =========     =========    =========     ========
Total return(a)  ..............................      16.36%         9.73%       18.73%      ( 6.29%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $   9,766     $   6,418    $   3,795     $  2,145
 Ratio of net investment income (loss) to
   average net assets(b)  .....................       0.73%         3.18%        3.59%        3.06%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                        GROWTH & INCOME SUB-ACCOUNT (A)

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Growth & Income Portfolio
   (546,958.391 shares;
   cost $6,281,297)  ............     $7,222,213
 Accrued transfers from (to)
     depositor - net ............         10,061
                                      ----------
   Total assets   ...............      7,232,274
                                      ----------
LIABILITIES:   ..................            177
                                      ----------
   Total net assets  ............     $7,232,097
                                      ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Growth & Income sub-account
   (490,659.777004 units;
   $14.739536 unit value)  ......     $7,232,097
                                      ----------
   Total equity   ...............     $7,232,097
                                      ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
 Dividend income  .....................      $ 14,590
 Capital gain distributions   .........        79,136
                                             --------
                                               93,726
EXPENSES:
  Mortality and expense risk charges           40,984
                                             --------
   Net investment income (loss)  ......        52,742
                                             --------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......       117,474
  Unrealized appreciation
        (depreciation)  ...............       604,963
                                             --------
   Net gain (loss) on investments   ...       722,437
                                             --------
    Net increase (decrease) in
             net assets resulting
from operations   .....................      $775,179
                                             ========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended       Period Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................        $   52,742           $  245,624
 Net gain (loss) on investments  .......................................           722,437              210,007
                                                                                ----------           ----------
 Net increase (decrease) in equity accounts resulting from operations              775,179              455,631
                                                                                ----------           ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):  ..............................
  Net payments (redemptions)  ..........................................         1,781,142            3,245,136
                                                                                ----------           ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           513,495              439,973
  Policy loans .........................................................           115,491               72,641
  Surrender benefits ...................................................           187,862               82,531
  Death benefits  ......................................................             8,086                3,350
                                                                                ----------           ----------
                                                                                   824,934              598,495
                                                                                ----------           ----------
  Increase (decrease) in equity accounts from capital unit transactions            956,208            2,646,641
                                                                                ----------           ----------
  Net increase (decrease) in equity accounts ...........................         1,731,387            3,102,272
 Depositor's equity contribution (redemption)   ........................                 0             (232,644)
EQUITY ACCOUNTS:
 Beginning of period ...................................................         5,500,710            2,631,082
                                                                                ----------           ----------
 End of period .........................................................         7,232,097           $5,500,710
                                                                                ==========           ==========

(a) Prior to May 1, 1997, this sub-account was known as Utility.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          GROWTH & INCOME SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                            December 31
                                                September 30  ---------------------------------------
                                                    1997       1996         1995         1994(e)
                                                ------------- ------------ ------------ -------------
Accumulation unit value, beginning of period     $   13.03     $   11.77    $    9.49     $  10.00
 Income from operations:
  Net investment income (loss)  ...............        .12           .76          .49          .29
  Net realized and unrealized
    gain (loss) on investments  ...............       1.59           .50         1.79       (  .80)
                                                 ---------     ---------    ---------     --------
   Total income (loss) from operations   ......       1.71          1.26         2.28       (  .51)
                                                 ---------     ---------    ---------     --------
Accumulation unit value, end of period   ......  $   14.74     $   13.03    $   11.77     $   9.49
                                                 =========     =========    =========     ========
Total return(a)  ..............................      13.14%        10.64%       24.14%      ( 5.15%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $   7,232     $   5,501    $   2,361     $  1,215
 Ratio of net investment income (loss) to
   average net assets(b)  .....................       1.15%         6.38%        4.57%        3.71%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                     TACTICAL ASSET ALLOCATION SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                        September 30, 1997
                                        -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Tactical Asset Allocation Portfolio
   (1,844,591.450 shares;
   cost $22,442,581) ..................     $26,845,304
 Accrued transfers from (to)
     depositor - net ..................          56,095
                                            -----------
   Total assets   .....................      26,901,399
                                            -----------
LIABILITIES:   ........................             659
                                            -----------
   Total net assets  ..................     $26,900,740
                                            ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Tactical Asset Allocation
   sub-account (1,723,712.692606
   units; $15.606278unit value)  ......     $26,900,740
                                            -----------
   Total equity   .....................     $26,900,740
                                            ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $   52,773
  Capital gain distributions  .........        143,908
                                            ----------
                                               196,681
EXPENSES:
  Mortality and expense risk charges           147,533
                                            ----------
   Net investment income (loss)  ......         49,148
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......        283,787
  Change in unrealized appreciation
        (depreciation)  ...............      2,936,912
                                            ----------
   Net gain (loss) on investments   ...      3,220,699
                                            ----------
    Net increase (decrease) in
             equity accounts resulting
from operations   .....................     $3,269,847
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Year Ended
                                                                           September 30, 1997     December 31, 1996
                                                                           --------------------   ------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    49,148           $   584,042
 Net gain (loss) on investments  .......................................         3,220,699             1,178,927
                                                                               -----------           -----------
 Net increase (decrease) in equity accounts resulting from operations            3,269,847             1,762,969
                                                                               -----------           -----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed)   .................................         8,116,988             9,061,824
                                                                               -----------           -----------
 Less cost of units redeemed:
  Administrative charges   .............................................         1,543,003             1,134,737
  Policy loans .........................................................           332,772               306,304
  Surrender benefits ...................................................           516,512               865,689
  Death benefits  ......................................................            39,642                18,086
                                                                               -----------           -----------
                                                                                 2,431,929             2,324,816
                                                                               -----------           -----------
  Increase (decrease) in equity accounts from capital unit transactions          5,685,059             6,737,008
                                                                               -----------           -----------
  Net increase (decrease) in equity accounts ...........................         8,954,906             8,499,977
EQUITY ACCOUNTS:
 Beginning of period ...................................................        17,945,834             9,445,857
                                                                               -----------           -----------
 End of period .........................................................       $26,900,740           $17,945,834
                                                                               ===========           ===========

The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                     TACTICAL ASSET ALLOCATION SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                     December 31
                                                September 30  -------------------------
                                                    1997        1996       1995(f)
                                                ------------- ------------ ------------
Accumulation unit value, beginning of period     $   13.50     $   11.90    $   10.00
 Income from operations:
  Net investment income (loss)  ...............        .04           .53          .61
  Net realized and unrealized
    gain (loss) on investments  ...............       2.07          1.07         1.29
                                                 ---------     ---------    ---------
   Total income (loss) from operations   ......       2.11          1.60         1.90
                                                 ---------     ---------    ---------
Accumulation unit value, end of period   ......  $   15.61     $   13.50    $   11.90
                                                 =========     =========    =========
Total return(a)  ..............................      15.62%        13.40%       19.03%
Ratios and supplemental data:
  Net assets at end of period (in thousands)     $  26,901     $  17,946    $   9,446
  Ratio of net investment income (loss) to
    average net assets(b) .....................       0.30%         4.35%        5.47%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.



























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          C.A.S.E. GROWTH SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   C.A.S.E. Growth Portfolio
   (630,714.519 shares;
   cost $8,639,769)  ............     $10,428,435
 Accrued transfers from (to)
     depositor - net ............          46,584
                                      -----------
   Total assets   ...............      10,475,019
                                      -----------
LIABILITIES:   ..................             259
                                      -----------
   Total net assets  ............     $10,474,760
                                      ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   C.A.S.E. Growth sub-account
   (787,147.241092 units;
   $13.307244 unit value)  ......     $10,474,760
                                      -----------
   Total equity   ...............     $10,474,760
                                      ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $    2,199
  Capital gain distributions  .........         36,019
                                            ----------
                                                38,218
EXPENSES:
  Mortality and expense risk charges            44,833
                                            ----------
   Net investment income (loss)  ......         (6,615)
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         53,462
  Unrealized appreciation
        (depreciation)  ...............      1,566,921
                                            ----------
   Net gain (loss) on investments   ...      1,620,383
                                            ----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $1,613,768
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Period Ended
                                                                           September 30, 1997     December 31, 1996*
                                                                           --------------------   -------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $    (6,615)           $   70,246
 Net gain (loss) on investments  .......................................         1,620,383               227,803
                                                                               -----------            ----------
 Net increase (decrease) in equity accounts resulting from operations            1,613,768               298,049
                                                                               -----------            ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (redeemed):  .................................         5,241,571             4,302,715
                                                                               -----------            ----------
 Less cost of units redeemed:
  Administrative charges   .............................................           606,696               140,145
  Policy loans .........................................................           105,418                 7,028
  Surrender benefits ...................................................           109,755                12,276
  Death benefits  ......................................................                79                     0
                                                                               -----------            ----------
                                                                                   821,948               159,449
                                                                               -----------            ----------
  Increase (decrease) in equity accounts from capital unit transactions          4,419,623             4,143,266
                                                                               -----------            ----------
  Net increase (decrease) in equity accounts ...........................         6,033,391             4,441,315
 Depositors' equity contribution (redemption)   ........................           (24,946)               25,000
EQUITY ACCOUNTS:
 Beginning of period ...................................................         4,466,315                     0
                                                                               -----------            ----------
 End of period .........................................................       $10,474,760            $4,466,315
                                                                               ===========            ==========

* The inception date of this sub-account was May 1, 1996.





The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                          C.A.S.E. GROWTH SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                September 30   December 31
                                                    1997         1996(g)
                                                -------------- ------------
Accumulation unit value, beginning of period      $  10.81      $   10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .01)           .37
  Net realized and unrealized
    gain (loss) on investments  ...............       2.51            .44
                                                  --------      ---------
   Total income (loss) from operations   ......       2.50            .81
                                                  --------      ---------
Accumulation unit value, end of period   ......   $  13.31      $   10.81
                                                  ========      =========
Total return(a)  ..............................      23.11%          8.09%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $ 10,475      $   4,466
 Ratio of net investment income (loss) to
   average net assets(b)  .....................     ( 0.13%)         6.11%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.




























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                           VALUE EQUITY SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   Value Equity Portfolio
   (1,578,236.709 shares;
   cost $18,570,376) ............     $22,268,655
 Accrued transfers from (to)
     depositor - net ............          69,917
                                      -----------
   Total assets   ...............      22,338,572
                                      -----------
LIABILITIES:   ..................             548
                                      -----------
   Total net assets  ............     $22,338,024
                                      ===========
EQUITY ACCOUNTS:
 Policyowners' equity:
   Value Equity sub-account
   (1,595,234.009808 units;
   $14.002976 unit value)  ......     $22,338,024
                                      -----------
   Total equity   ...............     $22,338,024
                                      ===========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................     $    7,477
  Capital gain distributions  .........              0
                                            ----------
                                                 7,477
                                            ----------
EXPENSES:
  Mortality and expense risk charges            99,998
                                            ----------
   Net investment income (loss)  ......        (92,521)
                                            ----------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......        235,523
  Unrealized appreciation
        (depreciation)  ...............      3,164,935
                                            ----------
   Net gain (loss) on investments   ...      3,400,458
                                            ----------
    Net increase (decrease) in
             net assets resulting
from operations   .....................     $3,307,937
                                            ==========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended        Period Ended
                                                                           September 30, 1997     December 31, 1996*
                                                                           --------------------   -------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $   (92,521)           $   18,724
 Net gain (loss) on investments  .......................................         3,400,458               603,734
                                                                               -----------            ----------
 Net increase (decrease) in equity accounts resulting from operations            3,307,937               622,458
                                                                               -----------            ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        11,819,354             8,292,350
                                                                               -----------            ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           767,914               152,948
  Policy loans .........................................................           375,925                36,190
  Surrender benefits ...................................................           302,774                38,448
  Death benefits  ......................................................               254                     0
                                                                               -----------            ----------
                                                                                 1,446,867               227,586
                                                                               -----------            ----------
  Increase (decrease) in equity accounts from capital unit transactions         10,372,487             8,064,764
                                                                               -----------            ----------
  Net increase (decrease) in equity accounts ...........................        13,680,424             8,687,222
 Depositors' equity contribution (redemption)   ........................          (229,622)              200,000
EQUITY ACCOUNTS:
 Beginning of period ...................................................         8,887,222                     0
                                                                               -----------            ----------
 End of period .........................................................       $22,338,024            $8,887,222
                                                                               ===========            ==========

* The inception date of this sub-account was May 1, 1996.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                           VALUE EQUITY SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                September 30   December 31
                                                    1997         1996(g)
                                                -------------- ------------
Accumulation unit value, beginning of period      $  11.25      $   10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .07)           .05
  Net realized and unrealized
    gain (loss) on investments  ...............       2.82           1.20
                                                  --------      ---------
   Total income (loss) from operations   ......       2.75           1.25
                                                  --------      ---------
Accumulation unit value, end of period   ......   $  14.00      $   11.25
                                                  ========      =========
Total return (a) ..............................      24.46%         12.51%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $ 22,338      $   8,887
 Ratio of net investment income to
   average net assets (b) .....................     ( 0.82%)         0.77%

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.




























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                       INTERNATIONAL EQUITY SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                     September 30, 1997
                                     -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   International Equity Portfolio
   (shares 165,252.213;
   cost $1,840,097)  ...............     $1,900,165
 Accrued transfers from (to)
     depositor - net ...............          5,194
                                         ----------
   Total assets   ..................      1,905,359
                                         ----------
LIABILITIES:   .....................             46
                                         ----------
   Total net assets  ...............     $1,905,313
                                         ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   International Equity sub-account
   (166,809.516700 units;
   $11.422091 unit value)  .........     $1,905,313
                                         ----------
   Total equity   ..................     $1,905,313
                                         ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................      $      0
  Capital gain distributions  .........             0
                                             --------
                                                    0
EXPENSES:
  Mortality and expense risk charges            8,940
                                             --------
   Net investment income (loss)  ......        (8,940)
                                             --------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......       119,248
  Unrealized appreciation
        (depreciation)  ...............        60,068
                                             --------
   Net gain (loss) on investments   ...       179,316
                                             --------
    Net increase (decrease) in
             net assets resulting
from operations   .....................      $170,376
                                             ========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended
                                                                           September 30, 1997*
                                                                           --------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $   (8,940)
 Net gain (loss) on investments  .......................................          179,316
                                                                               ----------
 Net increase (decrease) in equity accounts resulting from operations             170,376
                                                                               ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        1,864,196
                                                                               ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           61,373
  Policy loans .........................................................           48,746
  Surrender benefits ...................................................           12,841
  Death benefits  ......................................................                0
                                                                               ----------
                                                                                  122,960
                                                                               ----------
  Increase (decrease) in equity accounts from capital unit transactions         1,741,236
                                                                               ----------
  Net increase (decrease) in equity accounts ...........................        1,911,612
 Depositor's equity contribution (redemption)   ........................           (6,299)
EQUITY ACCOUNTS:
 Beginning of period ...................................................                0
                                                                               ----------
 End of period .........................................................       $1,905,313
                                                                               ==========

* The inception date of this sub-account was January 2, 1997.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                       INTERNATIONAL EQUITY SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                September 30
                                                  1997(h)
                                                -------------
Accumulation unit value, beginning of period      $  10.00
 Income from operations:
  Net investment income (loss)  ...............     (  .07)
  Net realized and unrealized
    gain (loss) on investments  ...............       1.49
                                                  --------
   Total income (loss) from operations   ......       1.42
                                                  --------
Accumulation unit value, end of period   ......   $  11.42
                                                  ========
Total return (a) ..............................      14.22%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...   $  1,905
 Ratio of net investment income to
   average net assets (b) .....................     ( 0.89%)

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


     See Notes to Selected Per Unit Data and Ratios on page 75.




























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                            U.S. EQUITY SUB-ACCOUNT

                                  (UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND
EQUITY ACCOUNTS


                                  September 30, 1997
                                  -------------------
ASSETS:
 Investments at net asset value:
  WRL Series Fund, Inc.:
   U.S. Equity Portfolio
   (shares 160,804.390;
   cost $1,837,148)  ............     $1,996,870
 Accrued transfers from (to)
     depositor - net ............         27,434
                                      ----------
   Total assets   ...............      2,024,304
                                      ----------
LIABILITIES:   ..................             49
                                      ----------
   Total net assets  ............     $2,024,255
                                      ==========
EQUITY ACCOUNTS:
 Policyowners' equity:
   U.S. Equity sub-account
   (164,100.336032 units;
   $12.335473 unit value)  ......     $2,024,255
                                      ----------
   Total equity   ...............     $2,024,255
                                      ==========

STATEMENT OF OPERATIONS



                                         Nine Months Ended
                                        September 30, 1997
                                        -------------------
INVESTMENT INCOME:
  Dividend income .....................      $      0
  Capital gain distributions  .........             0
                                             --------
                                                    0
EXPENSES:
  Mortality and expense risk charges            5,637
                                             --------
   Net investment income (loss)  ......        (5,637)
                                             --------
Net realized and unrealized gain (loss)
   on investments:
  Net realized gain (loss) from
        securities transactions  ......         8,890
  Unrealized appreciation
        (depreciation)  ...............       159,722
                                             --------
   Net gain (loss) on investments   ...       168,612
                                             --------
    Net increase (decrease) in
             net assets resulting
from operations   .....................      $162,975
                                             ========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                            Nine Months Ended
                                                                           September 30, 1997*
                                                                           --------------------
OPERATIONS:
 Net investment income (loss) ..........................................       $   (5,637)
 Net gain (loss) on investments  .......................................          168,612
                                                                               ----------
 Net increase (decrease) in equity accounts resulting from operations             162,975
                                                                               ----------
EQUITY TRANSACTIONS:
 Proceeds from units sold (repurchased):
  Net payments (redemptions)  ..........................................        1,954,362
                                                                               ----------
 Less cost of units redeemed:
  Cost of insurance and administrative charges  ........................           40,925
  Policy loans .........................................................           49,335
  Surrender benefits ...................................................            5,296
  Death benefits  ......................................................               36
                                                                               ----------
                                                                                   95,592
                                                                               ----------
  Increase (decrease) in equity accounts from capital unit transactions         1,858,770
                                                                               ----------
  Net increase (decrease) in equity accounts ...........................        2,021,745
 Depositor's equity contribution (redemption)   ........................            2,510
EQUITY ACCOUNTS:
 Beginning of period ...................................................                0
                                                                               ----------
 End of period .........................................................       $2,024,255
                                                                               ==========

* The inception date of this sub-account was January 2, 1997.




The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                            U.S. EQUITY SUB-ACCOUNT

                                  (UNAUDITED)


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                              September 30
                                                1997(h)
                                              -------------
Accumulation unit value, beginning of period    $  10.00
 Income from operations:
  Net investment income (loss)   ............     (  .08)
  Net realized and unrealized
    gain (loss) on investments   ............       2.42
                                                --------
   Total income (loss) from operations ......       2.34
                                                --------
Accumulation unit value, end of period ......   $  12.34
                                                ========
Total return   ..............................      23.35%
Ratios and supplemental data:
  Net assets at end of period (in thousands)    $  2,024
  Ratio of net investment income to
    average net assets  .....................     ( 0.89%)

* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.




NOTES TO SELECTED PER UNIT DATA AND RATIOS
(a) For periods less than one year, the total return is not annualized.
(b) For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c) The inception date of this Sub-Account was December 3, 1992.
(d) The inception date of this Sub-Account was March 1, 1993.
(e) The inception date of this Sub-Account was March 1, 1994.
(f) The inception date of this Sub-Account was January 3, 1995.
(g) The inception date of this Sub-Account was May 1, 1996.
(h) The inception date of this Sub-Account was January 2, 1997.















The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                       NOTES TO THE FINANCIAL STATEMENTS

                                  (UNAUDITED)

SEPTEMBER 30, 1997

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


WRL Series Life Account (the "Life Account") was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains fifteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These portfolios and their respective investment management organizations are as follows:


Portfolio                  Investment Manager
------------------------   ------------------------------
Money Market               J.P. Morgan Investment
                           Management Inc.
Bond                       Janus Capital Corporation
                           ("JCC")
Growth                     JCC
Short-to-Intermediate      AEGON USA Investment
   Government              Management, Inc.
                           ("AIMI")
Global                     JCC
Strategic Total Return     Luther King Capital
                           Management Corporation
Emerging Growth            Van Kampen American
                           Capital Asset
                           Management, Inc.
Aggressive Growth          Fred Alger Management, Inc.
Balanced                   AIMI
Growth & Income            Federated Investment
                           Counseling
Tactical Asset             Dean Investment
   Allocation              Associates
C.A.S.E. Growth            C.A.S.E. Management, Inc.
Value Equity               NWQ Investment
                           Management
                           Company, Inc.
International Equity       Scottish Equitable Investment
                           Management, Ltd. and
                           GE Investment
                           Management, Inc.
U.S. Equity                GE Investment
                           Management, Inc.

WRL and AIMI are indirectly wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

On January 2, 1997, WRL made an initial contribution of $400,000 to the Life Account, International Equity Sub-Account, for which WRL received 40,000.000000 units. On April 28, 1997, WRL redeemed the initial contribution in the Life Account, International Equity Sub-Account, for $406,299.


On January 2, 1997, WRL made an initial contribution of $200,000 to the Life Account, U.S. Equity Sub-Account, for which WRL received 20,000.000000 units. On April 28, 1997, WRL redeemed the initial contribution in the Life Account, U.S. Equity Sub-Account, for $197,490.


The Life Account holds assets to support the benefits under flexible premium variable universal life insurance policies (the "Policies") issued by WRL, which issued the first of such Policies on October 3, 1986. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.


The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.


A. VALUATION OF INVESTMENTS


      The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on September 30, 1997. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in first-out basis.


B. FEDERAL INCOME TAXES


      The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the

                            WRL SERIES LIFE ACCOUNT
                       NOTES TO THE FINANCIAL STATEMENTS
                                  (UNAUDITED)
                        SEPTEMBER 30, 1997--(CONTINUED)

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
                POLICIES--(CONTINUED)
      Code. Under current law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2 -- CHARGES AND DEDUCTIONS


Charges are assessed by WRL in connection with issuance and administration of the Policies.


A. POLICY CHARGES


      Under some forms of the Policies, sales and other administrative charges are deducted by WRL prior to allocation of policyowner payments to the sub-accounts. Thereafter, monthly administrative charges are deducted from the Sub-Accounts, some of which continue only during the first policy year. Contingent surrender charges may also apply.


      Under the other forms of the Policies, such "front-end" and other administrative charges are deducted prior to allocation of the initial premium payment but may reside as contingent surrender charges.


      Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.


B. LIFE-ACCOUNT CHARGES


      A daily charge equal to an annual rate of 0.90% of average daily net assets of the Life Account is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance and administration of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year.


NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS


Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Portfolios are typically declared and reinvested semi-annually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Life Account the next business day after declaration.


NOTE 4 -- OTHER MATTERS


As of September 30, 1997, the equity accounts include net unrealized appreciation (depreciation) on investments as follows:


Sub-Account
----------------------------------
Money Market                                  $N/A
Bond                                       501,000
Growth                                 153,872,400
Short-to-Intermediate Government            39,539
Global                                  30,381,501
Strategic Total Return                  19,488,931
Emerging Growth                         55,386,956
Aggressive Growth                       20,643,191
Balanced                                 1,695,587
Growth & Income                            940,916
Tactical Asset Allocation                4,402,723
C.A.S.E. Growth                          1,788,666
Value Equity                             3,698,279
International Equity                        60,068
U.S. Equity                                159,722

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                        BALANCE SHEET - STATUTORY BASIS
                           AS OF SEPTEMBER 30, 1997
                           (IN THOUSANDS)(UNAUDITED)


ADMITTED ASSETS
Cash and invested assets:
 Cash (deficit) and short-term investments  ....................................   $  (6,237)
 Bonds  ........................................................................     273,073
 Common stock, at market  ......................................................         516
 Mortgage loans on real estate  ................................................       4,853
 Home office properties, at cost less accumulated depreciation   ...............      14,365
 Policy loans ..................................................................      69,712
                                                                                   -----------
Total cash and invested assets  ................................................     356,282
Premiums deferred and uncollected  .............................................       1,811
Accrued investment income ......................................................       5,024
Receivable from affiliates   ...................................................       7,676
Transfers from separate accounts   .............................................     268,684
Other assets  ..................................................................       3,691
Separate account assets   ......................................................   4,815,635
                                                                                   -----------
Total admitted assets  .........................................................   $5,458,803
                                                                                   ===========
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life  ........................................................................   $ 194,165
  Annuity  .....................................................................     290,163
 Policy and contract claim reserves   ..........................................       8,680
 Other policyholders' funds  ...................................................       3,584
 Remittances and items not allocated  ..........................................      13,658
 Federal income taxes payable   ................................................         611
 Asset valuation reserve  ......................................................       4,552
 Interest maintenance reserve   ................................................       8,544
 Other liabilities  ............................................................      25,730
 Separate account liabilities   ................................................   4,810,546
                                                                                   -----------
Total liabilities   ............................................................   5,360,233
Capital and surplus:
 Common stock, $1.00 par value, 1,500 shares authorized, issued and outstanding        1,500
 Paid-in surplus ...............................................................      68,015
 Unassigned surplus ............................................................      29,055
                                                                                   -----------
Total capital and surplus ......................................................      98,570
                                                                                   -----------
Total liabilities and capital and surplus   ....................................   $5,458,803
                                                                                   ===========

                                      See note to financial statements

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   STATEMENT OF OPERATIONS - STATUTORY BASIS
                 FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997
                           (IN THOUSANDS)(UNAUDITED)


Revenues:
 Premiums and other considerations, net of reinsurance
  Life   ...........................................................................    $ 282,589
  Annuity   ........................................................................      641,923
 Net investment income  ............................................................       30,914
 Amortization of interest maintenance reserve   ....................................        1,176
 Commissions and expense allowances on reinsurance ceded ...........................            8
 Other income  .....................................................................          315
                                                                                        ---------
                                                                                          956,925
Benefits and expenses:
 Benefits paid or provided for:
  Life   ...........................................................................       18,591
  Surrender benefits ...............................................................      327,116
  Other benefits  ..................................................................       21,980
  Increase (decrease) in aggregate reserves for policies and contracts:
   Life  ...........................................................................       39,055
   Annuity  ........................................................................      (42,123)
   Other ...........................................................................          493
                                                                                        ---------
                                                                                          365,112
  Insurance expenses:
   Commissions .....................................................................      131,631
   General insurance expenses ......................................................       50,000
   Taxes, licenses and fees   ......................................................        9,543
   Transfer to separate accounts ...................................................      402,754
   Other expenses ..................................................................           14
                                                                                        ---------
                                                                                          593,942
                                                                                        ---------
                                                                                          959,054
                                                                                        ---------
 Loss from operations before federal income taxes and realized capital gains on            (2,129)
  investments
 Federal income tax expense   ......................................................        1,407
                                                                                        ---------
 Loss from operations before realized capital gains on investments   ...............       (3,536)
 Net realized capital gains on investments (net of related federal income taxes and amounts transferred to
   interest maintenance reserve) ...................................................        1,206
                                                                                        ---------
 Net loss   ........................................................................    $  (2,330)
                                                                                        =========

                                      See note to financial statements

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
         STATEMENT OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS
                           (IN THOUSANDS)(UNAUDITED)



                                                                                           Total
                                                                                          Capital
                                                    Common     Paid-in     Unassigned       and
                                                     Stock     Surplus      Surplus       Surplus
                                                    --------   ---------   ------------   -----------
Balance at January 1, 1997  .....................    $1,500     $68,015     $ 26,041       $ 95,556
 Net (loss)  ....................................         0           0       (2,330)        (2,330)
 Net unrealized gains (losses) ..................         0           0         (232)          (232)
 Decrease in non-admitted assets  ...............         0           0          213            213
 Increase in asset valuation reserve ............         0           0        1,158          1,158
 Increase in surplus in separate accounts  ......         0           0          457            457
 Other adjustments ..............................         0           0        3,748          3,748
                                                     ------     -------     --------       --------
Balance at September 30, 1997  ..................    $1,500     $68,015     $ 29,055       $ 98,570
                                                     ======     =======     ========       ========

                                      See note to financial statements

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   STATEMENT OF CASH FLOWS - STATUTORY BASIS
                 FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997
                           (IN THOUSANDS)(UNAUDITED)


SOURCES OF CASH
Premiums and other considerations, net of reinsurance ............   $ 924,612
Net investment income   ..........................................      32,836
Other income   ...................................................       4,415
                                                                     ---------
                                                                       961,863
Life claims ......................................................     (18,630)
Surrender benefits and other fund withdrawals   ..................    (327,116)
Other benefits to policyholders  .................................     (21,847)
Commissions, other expenses and taxes  ...........................    (190,959)
Net transfers to separate accounts  ..............................    (466,844)
Dividends to policyholders .......................................         (25)
                                                                     ---------
Net cash used by operations   ....................................     (63,558)
Proceeds from investments sold, matured or repaid:
 Bonds and redeemable preferred stock  ...........................     108,115
 Mortgage loans on real estate   .................................       2,088
                                                                     ---------
Total cash from investments   ....................................     110,203
Other sources  ...................................................      19,309
                                                                     ---------
Total sources of cash   ..........................................      65,954
APPLICATIONS OF CASH
Cost of investments acquired:
 Bonds and redeemable preferred stock  ...........................      19,663
 Common stocks ...................................................         150
 Mortgage loans on real estate   .................................         892
 Real estate   ...................................................       6,403
 Net increase in policy loans ....................................      17,108
                                                                     ---------
Total investments acquired .......................................      44,216
Other applications, net ..........................................      30,455
                                                                     ---------
Total applications of cash .......................................      74,671
                                                                     ---------
Net change in cash and short-term investments   ..................      (8,717)
Cash and short-term investments at beginning of year  ............       2,480
                                                                     ---------
Cash (deficit) and short-term investments at end of period  ......   $  (6,237)
                                                                     =========

                        See note to financial statements

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                 NOTE TO FINANCIAL STATMENTS - STATUTURY BASIS

AS OF SEPTEMBER 30, 1997 (UNAUDITED)

NOTE 1 -- BASIS OF PRESENTATION


The accompanying unaudited statutory basis financial statements have been prepared in accordance with statutory accounting principles for interim financial information and the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all the information and notes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjust ments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine month period ended September 30, 1997 are not necessarily indicative of the results that may be expected for the year ended December 31, 1997. For further information, refer to the accompanying statutory basis financial statements and notes thereto for the year ended December 31, 1996.

                            WRL SERIES LIFE ACCOUNT


                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Policyholders of the WRL Series Life Account


     In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Life Account") at December 31, 1996, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Life Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1997

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At December 31, 1996



                                   MONEY MARKET             BOND
                                    SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series
   Fund, Inc.:
   Shares  .....................      12,430,543.580       1,081,304.989
                                      ==============       =============
   Cost ........................  $       12,430,544   $      11,856,263
                                  ==================   =================
  Investments, at net
   asset value   ...............  $       12,430,544   $      11,577,785
  Accrued transfers from
   (to) depositor - net   ......             309,485               6,763
                                  ------------------   -----------------
   Total assets  ...............          12,740,029          11,584,548
                                  ------------------   -----------------
LIABILITIES:  ..................                   0                   0
                                  ------------------   -----------------
   Total net assets ............  $       12,740,029   $      11,584,548
                                  ==================   =================
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units   .....................      824,579.964824      593,289.952352
                                  ==================   =================
   Unit value ..................  $        15.450326   $       19.525946
                                  ==================   =================
   Policy Owners' equity  ......  $       12,740,029   $      11,584,548
                                  ------------------   -----------------
 Depositor's equity:
   Units   .....................          N/A                 N/A
                                  ==================   =================
   Unit value ..................  $              N/A   $             N/A
                                  ==================   =================
   Depositor's equity  .........  $              N/A   $             N/A
                                  ------------------   -----------------
   Total equity  ...............  $       12,740,029   $      11,584,548
                                  ==================   =================



                                                       SHORT-TO-
                                                      INTERMEDIATE
                                      GROWTH           GOVERNMENT           GLOBAL          EQUITY-INCOME
                                   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series
   Fund, Inc.:
   Shares  .....................      9,980,909.027       166,836.195       4,589,097.306       3,994,063.092
                                      =============       ===========       =============       =============
   Cost ........................  $     268,315,218   $     1,727,550   $      74,042,621   $      48,072,935
                                  =================   ===============   =================   =================
  Investments, at net
   asset value   ...............  $     349,344,591   $     1,709,208   $      83,132,258   $      55,805,919
  Accrued transfers from
   (to) depositor - net   ......            146,685               629              26,825              93,808
                                  -----------------   ---------------   -----------------   -----------------
   Total assets  ...............        349,491,276         1,709,837          83,159,083          55,899,727
                                  -----------------   ---------------   -----------------   -----------------
LIABILITIES:  ..................                  0                 0                   0                   0
                                  -----------------   ---------------   -----------------   -----------------
   Total net assets ............  $     349,491,276   $     1,709,837   $      83,159,083   $      55,899,727
                                  =================   ===============   =================   =================
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units   .....................   7,208,481.980640    144,300.578938    5,497,026.869725    3,569,906.038362
                                  =================   ===============   =================   =================
   Unit value ..................  $       48.483339   $     11.849133   $       15.128011   $       15.658599
                                  =================   ===============   =================   =================
   Policy Owners' equity  ......  $     349,491,276   $     1,709,837   $      83,159,083   $      55,899,727
                                  -----------------   ---------------   -----------------   -----------------
 Depositor's equity:
   Units   .....................         N/A                N/A                N/A                 N/A
                                  =================   ===============   =================   =================
   Unit value ..................  $             N/A   $           N/A   $             N/A   $             N/A
                                  =================   ===============   =================   =================
   Depositor's equity  .........  $             N/A   $           N/A   $             N/A   $             N/A
                                  -----------------   ---------------   -----------------   -----------------
   Total equity  ...............  $     349,491,276   $     1,709,837   $      83,159,083   $      55,899,727
                                  =================   ===============   =================   =================

WRL SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the year or period ended December 31, 1996



                                     MONEY MARKET          BOND               GROWTH
                                      SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ..................  $       599,024   $      648,087    $       3,365,272
 Capital gain distributions  ......                0                0           18,714,436
                                     ---------------   --------------    -----------------
                                             599,024          648,087           22,079,708
EXPENSES:
 Mortality and expense risk  ......          107,839           95,075            2,769,209
                                     ---------------   --------------    -----------------
  Net investment income
   (loss)  ........................          491,185          553,012           19,310,499
                                     ---------------   --------------    -----------------
 Net realized and unrealized
  gain (loss) on investments:
  Net realized gain (loss)
   from securities
   transactions  ..................                0         (182,715)           5,591,331
  Change in unrealized
   appreciation
   (depreciation)   ...............                0         (431,243)          21,327,329
                                     ---------------   --------------    -----------------
   Net gain (loss) on
    investments  ..................                0         (613,958)          26,918,660
                                     ---------------   --------------    -----------------
   Net increase (decrease)
    in equity accounts
    resulting from
    operations   ..................  $       491,185   $      (60,946)   $      46,229,159
                                     ===============   ==============    =================



                                      SHORT-TO-
                                     INTERMEDIATE
                                      GOVERNMENT            GLOBAL           EQUITY-INCOME
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ..................  $       81,747    $         847,718    $       1,181,014
 Capital gain distributions  ......               0            6,217,741            1,886,627
                                     --------------    -----------------    -----------------
                                             81,747            7,065,459            3,067,641
EXPENSES:
 Mortality and expense risk  ......          13,774              541,245              421,973
                                     --------------    -----------------    -----------------
  Net investment income
   (loss)  ........................          67,973            6,524,214            2,645,668
                                     --------------    -----------------    -----------------
 Net realized and unrealized
  gain (loss) on investments:
  Net realized gain (loss)
   from securities
   transactions  ..................          27,823              885,817              353,541
  Change in unrealized
   appreciation
   (depreciation)   ...............         (56,871)           5,488,447            3,281,994
                                     --------------    -----------------    -----------------
   Net gain (loss) on
    investments  ..................         (29,048)           6,374,264            3,635,535
                                     --------------    -----------------    -----------------
   Net increase (decrease)
    in equity accounts
    resulting from
    operations   ..................  $       38,925    $      12,898,478    $       6,281,203
                                     ==============    =================    =================

(a) The inception date of this sub-account was May 1, 1996.


The notes to the financial statements are an integral part of this report.

                                                                             TACTICAL ASSET
 EMERGING GROWTH    AGGRESSIVE GROWTH      BALANCED          UTILITY           ALLOCATION       C.A.S.E. GROWTH    VALUE EQUITY
   SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT



   5,847,526.379         3,834,189.958       560,844.519       467,360.223       1,416,731.210    330,995.828         787,552.975
=================        =============       ===========       ===========       =============    ============     ==============


$     85,429,168     $      50,800,484   $     5,826,446   $     5,161,533   $      16,400,180   $     4,219,207   $    8,339,630
=================    =================   ===============   ===============   =================   ===============   ==============



$    107,952,036     $      54,361,199   $     6,390,648   $     5,497,485   $      17,865,991   $     4,440,951   $    8,872,975

         (26,863)               47,041            27,266             3,225              79,843            25,364           14,247
-----------------    -----------------   ---------------   ---------------   -----------------   ---------------   --------------


     107,925,173            54,408,240         6,417,914         5,500,710          17,945,834         4,466,315        8,887,222
-----------------    -----------------   ---------------   ---------------   -----------------   ---------------   --------------


               0                     0                 0                 0                   0                 0                0
-----------------    -----------------   ---------------   ---------------   -----------------   ---------------   --------------


$    107,925,173     $      54,408,240   $     6,417,914   $     5,500,710   $      17,945,834   $     4,466,315   $    8,887,222
=================    =================   ===============   ===============   =================   ===============   ==============




5,531,857.748031      3,702,244.184822    525,703.773282    422,239.257570    1,329,562.261984    410,689.701539   769,884.882222
=================    =================   ===============   ===============   =================   ===============  ==============


$      19.509752     $       14.696016   $     12.208232   $     13.027472   $       13.497551   $     10.809358  $     11.251288
=================    =================   ===============   ===============   =================   ===============  ===============


$    107,925,173     $      54,408,240   $     6,417,914   $     5,500,710   $      17,945,834   $     4,439,292  $     8,662,196
-----------------    -----------------   ---------------   ---------------   -----------------   ---------------  ---------------



        N/A                 N/A                N/A               N/A                N/A             2,500.000000    20,000.000000
=================    =================   ===============   ===============   =================   ===============   ==============


$            N/A     $             N/A   $           N/A   $           N/A   $             N/A   $     10.809358  $     11.251288
=================    =================   ===============   ===============   =================   ===============  ===============


$            N/A     $             N/A   $           N/A   $           N/A   $             N/A   $        27,023  $       225,026
-----------------    -----------------   ---------------   ---------------   -----------------   ---------------  ---------------


$    107,925,173     $      54,408,240   $     6,417,914   $     5,500,710   $      17,945,834   $     4,466,315  $     8,887,222
=================    =================   ===============   ===============   =================   ===============  ===============







    EMERGING                                                                 TACTICAL ASSET
     GROWTH         AGGRESSIVE GROWTH      BALANCED           UTILITY          ALLOCATION       C.A.S.E. GROWTH    VALUE EQUITY
   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT(A)   SUB-ACCOUNT(A)
 $           3,998   $         614,817   $       143,613   $       139,429   $         385,057    $       14,793   $       29,100
         4,733,022             918,863            54,644           141,611             322,411            66,911           12,295
------------------   -----------------   ---------------   ---------------   -----------------   ---------------   --------------
         4,737,020           1,533,680           198,257           281,040             707,468            81,704           41,395

           802,068             394,888            44,467            35,416             123,426            11,458           22,671
------------------   -----------------   ---------------   ---------------   -----------------   ---------------   --------------

         3,934,952           1,138,792           153,790           245,624             584,042            70,246           18,724
------------------   -----------------   ---------------   ---------------   -----------------   ---------------   --------------



         1,314,430           2,253,657            89,518           119,018             328,835             6,058           70,390

         7,969,623             543,490           251,603            90,989             850,092           221,745          533,344
------------------   -----------------   ---------------   ---------------   -----------------   ---------------   --------------

         9,284,053           2,797,147           341,121           210,007           1,178,927           227,803          603,734
------------------   -----------------   ---------------   ---------------   -----------------   ---------------   --------------


 $      13,219,005   $       3,935,939   $       494,911   $       455,631   $       1,762,969    $      298,049   $      622,458
==================   =================   ===============   ===============   =================   ===============   ==============

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended



                                                MONEY MARKET                    BOND                        GROWTH
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                                 December 31                 December 31                 December 31
                                         --------------------------- --------------------------- ----------------------------
                                            1996          1995          1996          1995           1996           1995
                                         ------------- ------------- ------------- ------------- -------------- -------------
OPERATIONS:
  Net investment income (loss) .........  $   491,185   $   397,410  $  553,012     $   459,977   $ 19,310,499   $ 23,250,380
  Net gain (loss) on investments  ......            0             0    (613,958)      1,080,157     26,918,660     54,801,782
                                          -----------   -----------  -----------    -----------   ------------   ------------
  Net increase (decrease) in equity
   accounts resulting from operations         491,185       397,410     (60,946)      1,540,134     46,229,159     78,052,162
                                          -----------   -----------  -----------    -----------   ------------   ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)       5,217,298     3,139,280   3,451,573       3,749,029     91,555,979     61,850,933
                                          -----------   -----------  -----------    -----------   ------------   ------------
  Less cost of units redeemed:
   Administrative charges   ............    2,639,279     1,356,484   1,314,254         916,494     29,331,415     23,714,204
   Policy loans ........................      285,757       219,767     191,268         197,829      8,442,970      5,518,596
   Surrender benefits ..................      776,305       899,893     338,599         357,384     12,385,662      8,982,170
   Death benefits  .....................       25,737         7,670      28,090          10,202        600,920        711,078
                                          -----------   -----------  -----------    -----------   ------------   ------------
                                            3,727,078     2,483,814   1,872,211       1,481,909     50,760,967     38,926,048
                                          -----------   -----------  -----------    -----------   ------------   ------------
   Increase (decrease) in equity
    accounts from capital unit
    transactions   .....................    1,490,220       655,466   1,579,362       2,267,120     40,795,012     22,924,885
                                          -----------   -----------  -----------    -----------   ------------   ------------
   Net increase (decrease) in
    equity accounts   ..................    1,981,405     1,052,876   1,518,416       3,807,254     87,024,171    100,977,047
  Depositors' equity contribution
   (redemption) ........................            0             0           0               0              0              0
EQUITY ACCOUNTS:
  Beginning of period ..................   10,758,624     9,705,748  10,066,132       6,258,878    262,467,105    161,490,058
                                          -----------   -----------  -----------    -----------   ------------   ------------
  End of period ........................  $12,740,029   $10,758,624  $11,584,548    $10,066,132   $349,491,276   $262,467,105
                                          ===========   ===========  ===========    ===========   ============   ============



                                               EMERGING GROWTH             AGGRESSIVE GROWTH               BALANCED
                                                 SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
                                                 December 31                  December 31                 December 31
                                         ---------------------------- ---------------------------- -------------------------
                                             1996          1995          1996          1995           1996          1995
                                         -------------- ------------- ------------- -------------- ------------- -----------
OPERATIONS:
  Net investment income (loss) .........  $  3,934,952   $ 2,356,904   $ 1,138,792   $   663,994    $  153,790    $  102,635
  Net gain (loss) on investments  ......     9,284,053    16,180,870     2,797,147     4,424,350       341,121       401,549
                                          ------------   -----------   -----------   -----------    ----------    ----------
  Net increase (decrease) in equity
   accounts resulting from operations       13,219,005    18,537,774     3,935,939     5,088,344       494,911       504,184
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)       40,944,477    21,556,186    26,224,213    23,169,917     3,089,782     1,545,514
                                          ------------   -----------   -----------   -----------    ----------    ----------
  Less cost of units redeemed:
   Administrative charges   ............     9,201,102     5,846,452     6,412,799     2,568,298       575,594       327,290
   Policy loans ........................     2,095,860     1,387,434       863,340       627,821        77,586        29,025
   Surrender benefits ..................     2,754,328     1,602,690     1,349,932       712,307        84,857        27,726
   Death benefits  .....................        91,972        38,971        29,810        80,922         3,961        14,811
                                          ------------   -----------   -----------   -----------    ----------    ----------
                                            14,143,262     8,875,547     8,655,881     3,989,348       741,998       398,852
                                          ------------   -----------   -----------   -----------    ----------    ----------
   Increase (decrease) in equity
    accounts from capital unit
    transactions   .....................    26,801,215    12,680,639    17,568,332    19,180,569     2,347,784     1,146,662
                                          ------------   -----------   -----------   -----------    ----------    ----------
   Net increase (decrease) in
    equity accounts   ..................    40,020,220    31,218,413    21,504,271    24,268,913     2,842,695     1,650,846
  Depositors' equity contribution
   (redemption) ........................             0             0             0      (274,290)     (220,175)            0
EQUITY ACCOUNTS:
  Beginning of period ..................    67,904,953    36,686,540    32,903,969     8,909,346     3,795,394     2,144,548
                                          ------------   -----------   -----------   -----------    ----------    ----------
  End of period ........................  $107,925,173   $67,904,953   $54,408,240   $32,903,969    $6,417,914    $3,795,394
                                          ============   ===========   ===========   ===========    ==========    ==========

(a) The inception date of this sub-account was January 3, 1995.
(b) The inception date of this sub-account was May 1, 1996.


The notes to the financial statements are an integral part of this report.

  SHORT-TO-INTERMEDIATE
        GOVERNMENT                    GLOBAL                  EQUITY-INCOME
       SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
       December 31                 December 31                 December 31
-------------------------- ---------------------------- --------------------------
   1996          1995         1996           1995          1996          1995
------------- ------------ -------------- ------------- ------------- ------------
 $   67,973    $   62,086   $ 6,524,214    $ 1,187,745   $ 2,645,668   $ 1,756,089
    (29,048)       68,387     6,374,264      4,626,003     3,635,535     4,992,475
-----------    ----------   -----------    -----------   -----------   -----------

     38,925       130,473    12,898,478      5,813,748     6,281,203     6,748,564
-----------    ----------   -----------    -----------   -----------   -----------

    442,872       679,242    43,696,555     15,012,786    16,832,424    14,236,727
-----------    ----------   -----------    -----------   -----------   -----------

    178,533       141,954     6,463,101      4,017,781     4,528,541     3,380,854
     33,708        52,521     1,465,510        666,264       920,628       657,750
     77,704        41,967     2,225,874        721,584     1,300,527       918,863
          0           144        62,009         44,234       112,479        28,153
-----------    ----------   -----------    -----------   -----------   -----------
    289,945       236,586    10,216,494      5,449,863     6,862,175     4,985,620
-----------    ----------   -----------    -----------   -----------   -----------


    152,927       442,656    33,480,061      9,562,923     9,970,249     9,251,107
-----------    ----------   -----------    -----------   -----------   -----------

    191,852       573,129    46,378,539     15,376,671    16,251,452    15,999,671

          0             0      (268,153)             0             0             0

  1,517,985       944,856    37,048,697     21,672,026    39,648,275    23,648,604
-----------    ----------   -----------    -----------   -----------   -----------
 $1,709,837    $1,517,985   $83,159,083    $37,048,697   $55,899,727   $39,648,275
===========    ==========   ===========    ===========   ===========   ===========



          UTILITY            TACTICAL ASSET ALLOCATION  C.A.S.E. GROWTH   VALUE EQUITY
        SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
        December 31                 December 31           December 31      December 31
--------------------------- --------------------------- ----------------- -------------
   1996           1995         1996        1995(a)          1996(b)         1996(b)
-------------- ------------ ------------- ------------- ----------------- -------------
 $  245,624     $   88,634   $   584,042   $  314,171      $   70,246       $   18,724
    210,007        336,528     1,178,927      733,874         227,803          603,734
-----------     ----------   -----------   ----------      ----------      -----------

    455,631        425,162     1,762,969    1,048,045         298,049          622,458
-----------     ----------   -----------   ----------      ----------      -----------

  3,245,136      1,368,262     9,061,824    9,081,189       4,302,715        8,292,350
-----------     ----------   -----------   ----------      ----------      -----------

    439,973        221,419     1,134,737      434,848         140,145          152,948
     72,641         26,862       306,304      145,685           7,028           36,190
     82,531        126,576       865,689       70,630          12,276           38,448
      3,350          2,896        18,086       22,440               0                0
-----------     ----------   -----------   ----------      ----------      -----------
    598,495        377,753     2,324,816      673,603         159,449          227,586
-----------     ----------   -----------   ----------      ----------      -----------


  2,646,641        990,509     6,737,008    8,407,586       4,143,266        8,064,764
-----------     ----------   -----------   ----------      ----------      -----------

  3,102,272      1,415,671     8,499,977    9,455,631       4,441,315        8,687,222

   (232,644)             0             0       (9,774)         25,000          200,000

  2,631,082      1,215,411     9,445,857            0               0                0
-----------     ----------   -----------   ----------      ----------      -----------
 $5,500,710     $2,631,082   $17,945,834   $9,445,857      $4,466,315       $8,887,222
===========     ==========   ===========   ==========      ==========      ===========

WRL SERIES LIFE ACCOUNT
SELECTED PER UNIT DATA AND RATIOS*
For the period ended



                                                                  MONEY MARKET
                                                                  SUB-ACCOUNT
                                                                  December 31
                                        ----------------------------------------------------------------
                                          1996         1995        1994         1993         1992
                                        ------------ ------------ ------------ ------------ ------------
Accumulation unit value, beginning
 of period  ...........................  $   14.83    $   14.19   $   13.84    $   13.63    $   13.33
 Income from operations:
  Net investment income (loss)   ......       0.62         0.64        0.35         0.21         0.30
  Net realized and unrealized gain
   (loss) on investments   ............       0.00         0.00        0.00         0.00         0.00
                                         ---------    ---------   ---------    ---------    ---------
    Total income (loss) from
     operations   .....................       0.62         0.64        0.35         0.21         0.30
                                         ---------    ---------   ---------    ---------    ---------
Accumulation unit value,
 end of period ........................  $   15.45    $   14.83   $   14.19    $   13.84    $   13.63
                                         =========    =========   =========    =========    =========
Total return (a)  .....................       4.17%        4.49%       2.58%        1.52%        2.24%
Ratios and supplemental data:
 Net assets at end of period
  (in thousands)  .....................  $  12,740    $  10,759   $   9,706    $   4,985    $   4,619
 Ratio of net investment income (loss)
  to average net assets (b)   .........       4.07%        4.37%       2.66%        1.51%        2.12%



                                                                      BOND
                                                                  SUB-ACCOUNT
                                                                  December 31
                                        ----------------------------------------------------------------
                                          1996          1995         1994         1993        1992
                                        ------------- ------------ ------------- ----------- -----------
Accumulation unit value, beginning
 of period  ...........................  $   19.67     $   16.14    $   17.50    $  15.57    $  14.68
 Income from operations:
  Net investment income (loss)   ......       0.99          1.05         0.89        2.11        1.00
  Net realized and unrealized gain
   (loss) on investments   ............     ( 1.13)         2.48       ( 2.25)     ( 0.18)     ( 0.11)
                                         ---------     ---------    ---------    --------    --------
    Total income (loss) from
     operations   .....................     ( 0.14)         3.53       ( 1.36)       1.93        0.89
                                         ---------     ---------    ---------    --------    --------
Accumulation unit value,
 end of period ........................  $   19.53     $   19.67    $   16.14    $  17.50    $  15.57
                                         =========     =========    =========    ========    ========
Total return (a)  .....................     ( 0.75%)       21.89%      ( 7.77%)     12.40%       6.08%
Ratios and supplemental data:
 Net assets at end of period
  (in thousands)  .....................  $  11,585     $  10,066    $   6,259    $  6,985    $  4,558
 Ratio of net investment income (loss)
  to average net assets (b)   .........       5.34%         5.80%        5.57%      12.92%       6.69%





                                                        GLOBAL
                                                      SUB-ACCOUNT
                                                      December 31
                                        ---------------------------------------
                                          1996         1995        1994(e)
                                        ------------ ------------ -------------
Accumulation unit value, beginning
 of period  ...........................  $   11.95    $    9.80    $   10.00
 Income from operations:
  Net investment income (loss)   ......       1.50         0.45         0.71
  Net realized and unrealized gain
   (loss) on investments   ............       1.68         1.70       ( 0.91)
                                         ---------    ---------    ---------
    Total income (loss) from
     operations   .....................       3.18         2.15       ( 0.20)
                                         ---------    ---------    ---------
Accumulation unit value,
 end of period ........................  $   15.13    $   11.95    $    9.80
                                         =========    =========    =========
Total return (a)  .....................      26.60%       21.96%      ( 2.02%)
Ratios and supplemental data:
 Net assets at end of period
  (in thousands)  .....................  $  83,159    $  37,049    $  21,672
 Ratio of net investment income (loss)
  to average net assets (b)   .........      11.09%        4.25%        8.86%



                                                           EQUITY-INCOME
                                                            SUB-ACCOUNT
                                                            December 31
                                        ----------------------------------------------------
                                          1996         1995         1994         1993(d)
                                        ------------ ------------ ------------- ------------
Accumulation unit value, beginning
 of period  ...........................  $   13.74    $   11.12    $   11.28     $   10.00
 Income from operations:
  Net investment income (loss)   ......       0.82         0.68         0.18          0.19
  Net realized and unrealized gain
   (loss) on investments   ............       1.10         1.94       ( 0.34)         1.09
                                         ---------    ---------    ---------     ---------
    Total income (loss) from
     operations   .....................       1.92         2.62       ( 0.16)         1.28
                                         ---------    ---------    ---------     ---------
Accumulation unit value,
 end of period ........................  $   15.66    $   13.74    $   11.12     $   11.28
                                         =========    =========    =========     =========
Total return (a)  .....................      13.97%       23.55%      ( 1.42%)       12.81%
Ratios and supplemental data:
 Net assets at end of period
  (in thousands)  .....................  $  55,900    $  39,648    $  23,649     $  13,343
 Ratio of net investment income (loss)
  to average net assets (b)   .........       5.76%        5.47%        1.93%         2.27%

 * The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period. See Notes to Selected Per Unit Data and Ratios on page 90.









The notes to the financial statements are an integral part of this report.

                              GROWTH
                           SUB-ACCOUNT
                           December 31
------------------------------------------------------------------
  1996           1995         1994          1993         1992
------------- ------------ ------------- ------------ ------------
 $    41.47    $  28.44      $  31.30     $  30.37     $  29.95

       2.88        3.89          0.04         0.46         1.09

       4.13        9.14        ( 2.90)        0.47       ( 0.67)
-----------    --------      --------     --------     --------
       7.01       13.03        ( 2.86)        0.93         0.42
-----------    --------      --------     --------     --------
 $    48.48    $  41.47      $  28.44     $  31.30     $  30.37
===========    ========      ========     ========     ========
      16.91%      45.81%       ( 9.13%)       3.06%        1.41%


 $  349,491    $262,467      $161,490     $169,757     $146,053

       6.41%      11.05%         0.16%        1.56%        3.84%



   GROWTH                     SHORT-TO-INTERMEDIATE GOVERNMENT
 SUB-ACCOUNT                            SUB-ACCOUNT
 December 31                            December 31
------------------------------------------------------------------------------
    1996       1996        1995          1994         1993        1992(c)
------------- ----------- ------------ ------------- ------------ ------------
 $    41.47   $  11.55    $   10.27     $   10.40    $   10.04    $   10.00

       2.88       0.51         0.61          0.40         0.14         0.01

       4.13     ( 0.21)        0.67        ( 0.53)        0.22         0.03
-----------   --------    ---------     ---------    ---------    ---------
       7.01       0.30         1.28        ( 0.13)        0.36         0.04
-----------   --------    ---------     ---------    ---------    ---------
 $    48.48   $  11.85    $   11.55     $   10.27    $   10.40    $   10.04
===========   ========    =========     =========    =========    =========
      16.91%      2.56%       12.53%       ( 1.32%)       3.64%        0.38%


 $  349,491   $  1,710    $   1,517     $     945    $   1,408    $     803

       6.41%      4.53%        5.53%         4.06%        1.39%        1.92%





                   EMERGING GROWTH                               AGGRESSIVE GROWTH
                     SUB-ACCOUNT                                    SUB-ACCOUNT
                     December 31                                    December 31
----------------------------------------------------- ---------------------------------------
   1996        1995         1994         1993(d)        1996         1995        1994(e)
------------ ------------ ------------- ------------- ------------ ------------ -------------
 $  16.56     $   11.38    $   12.40     $   10.00     $   13.43    $    9.82    $   10.00

     0.82          0.65       ( 0.09)       ( 0.09)         0.36         0.37       ( 0.06)

     2.13          4.53       ( 0.93)         2.49          0.91         3.24       ( 0.12)
---------     ---------    ---------     ---------     ---------    ---------    ---------
     2.95          5.18       ( 1.02)         2.40          1.27         3.61       ( 0.18)
---------     ---------    ---------     ---------     ---------    ---------    ---------
 $  19.51     $   16.56    $   11.38     $   12.40     $   14.70    $   13.43    $    9.82
=========     =========    =========     =========     =========    =========    =========
    17.82%        45.49%      ( 8.18%)       23.96%         9.46%       36.79%      ( 1.85%)


 $107,925     $  67,905    $  36,687     $  18,620     $  54,408    $  32,904    $   8,909

     4.51%         4.66%      ( 0.86%)      ( 0.92%)        2.65%        2.93%      ( 0.72%)



EMERGING GROW H             BALANCED
SUB-ACCOUNT                SUB-ACCOUNT
December 31                December 31
-----------------------------------------------------
   1996       1996         1995         1994(e)
------------ ------------ ------------ -------------
 $  16.56    $   11.13    $    9.37     $   10.00

     0.82         0.36         0.37          0.22

     2.13         0.72         1.39        ( 0.85)
---------    ---------    ---------     ---------
     2.95         1.08         1.76        ( 0.63)
---------    ---------    ---------     ---------
 $  19.51    $   12.21    $   11.13     $    9.37
=========    =========    =========     =========
    17.82%        9.73%       18.73%       ( 6.29%)


 $107,925    $   6,418    $   3,795     $   2,145

     4.51%        3.18%        3.59%         3.06%

                            WRL SERIES LIFE ACCOUNT
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended



                                                       UTILITY
                                                     SUB-ACCOUNT
                                                     December 31
                                       ---------------------------------------
                                        1996         1995         1994(e)
                                       ------------ ------------ -------------
Accumulation unit value, beginning
 of period ........................... $   11.77    $    9.49     $   10.00
 Income from operations:
  Net investment income (loss)  ......      0.76         0.49          0.29
  Net realized and unrealized gain
   (loss) on investments  ............      0.50         1.79        ( 0.80)
                                       ---------    ---------     ---------
    Total income (loss) from
     operations  .....................      1.26         2.28        ( 0.51)
                                       ---------    ---------     ---------
Accumulation unit value,
 end of period   ..................... $   13.03    $   11.77     $    9.49
                                       =========    =========     =========
Total return (a) .....................     10.64%       24.14%       ( 5.15%)
Ratios and supplemental data:
 Net assets at end of period
  (in thousands) ..................... $   5,501    $   2,631     $   1,215
 Ratio of net investment income (loss)
  to average net assets (b)  .........      6.38%        4.57%         3.71%



                                            TACTICAL ASSET        C.A.S.E.
                                              ALLOCATION           GROWTH         VALUE EQUITY
                                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                              December 31        December 31       December 31
                                       ------------------------- ---------------- -------------
                                         1996       1995(f)        1996(g)          1996(g)
                                       ------------ ------------ ---------------- -------------
Accumulation unit value, beginning
 of period ...........................  $   11.90   $   10.00    $       10.00     $    10.00
 Income from operations:
  Net investment income (loss)  ......       0.53        0.61             0.37           0.05
  Net realized and unrealized gain
   (loss) on investments  ............       1.07        1.29             0.44           1.20
                                        ---------   ---------    -------------     ----------
    Total income (loss) from
     operations  .....................       1.60        1.90             0.81           1.25
                                        ---------   ---------    -------------     ----------
Accumulation unit value,
 end of period   .....................  $   13.50   $   11.90    $       10.81     $    11.25
                                        =========   =========    =============     ==========
Total return (a) .....................      13.40%      19.03%            8.09%         12.51%
Ratios and supplemental data:
 Net assets at end of period
  (in thousands) .....................  $  17,946   $   9,446    $       4,466     $    8,887
 Ratio of net investment income (loss)
  to average net assets (b)  .........       4.35%       5.47%            6.11%          0.77%

 * The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period. See Notes to Selected Per Unit Data and Ratios below.




NOTES TO SELECTED PER UNIT DATA AND RATIOS


(a) For periods less than one year the total return is not annualized.

(b) For periods less than one year the ratio of net investment income to average net assets is annualized.

(c) The inception date of this sub-account was December 3, 1992.

(d) The inception date of this sub-account was March 1, 1993.

(e) The inception date of this sub-account was March 1, 1994.

(f) The inception date of this sub-account was January 3, 1995.

(g) The inception date of this sub-account was May 1, 1996.

























The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT

                       NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 1996

NOTE 1--ORGANIZATION AND SUMMARY
              OF SIGNIFICANT ACCOUNTING
              POLICIES


      WRL Series Life Account (the "Life Account") was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains thirteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These portfolios and their respective investment management organizations are as follows:


Portfolio                     Investment Manager
---------------------------   ----------------------------
Money Market                  J.P. Morgan Investment
                              Management Inc.
Bond                          Janus Capital Corporation
                              ("JCC")
Growth                        JCC
Short-to-Intermediate         AEGON USA Investment
   Government                 Management, Inc. ("AEGON
                              Management")
Global                        JCC
Equity-Income                 Luther King Capital
                              Management Corporation
Emerging Growth               Van Kampen American Capital
                              Asset Management, Inc.
Aggressive Growth             Fred Alger Management, Inc.
Balanced                      AEGON Management
Utility                       Federated Investment
                              Counseling
Tactical Asset Allocation     Dean Investment Associates
C.A.S.E. Growth               C.A.S.E. Management, Inc.
Value Equity                  NWQ Investment Management
                              Company, Inc.

WRL and AEGON Management are indirect wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands Corporation.


      On May 1, 1996 WRL made an initial contribution to the Life Account. The amount of the contribution and units received from the corresponding sub-accounts are as follows:


Sub-Account              Contribution         Units
----------------------   --------------   --------------
     C.A.S.E. Growth       $  25,000        2,500.000000
     Value Equity          $ 200,000       20,000.000000

      The Life Account holds assets to support the benefits under flexible premium variable universal life insurance policies (the "Policies") issued by WRL, which issued the first of such Policies on October 3, 1986. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.


      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


      The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.


A. VALUATION OF INVESTMENTS


      The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on December 31, 1996. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.


B. FEDERAL INCOME TAXES


      The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2--CHARGES AND DEDUCTIONS

      Charges are assessed by WRL in connection with issuance and administration of the Policies.


A. POLICY CHARGES


      Under some forms of the Policies, sales and other administrative charges are deducted by WRL prior to

                            WRL SERIES LIFE ACCOUNT
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 1996

NOTE 2--CHARGES AND DEDUCTIONS--(CONTINUED) allocation of policyowner payments to the sub-accounts. Thereafter, monthly administrative charges are deducted from the sub-accounts, some of which continue only during the first policy year. Contingent surrender charges may also apply.


      Under the other forms of the Policies, such "front-end" and other administrative charges are deducted prior to allocation of the initial premium payment but may reside as contingent surrender charges.


      Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.



B. LIFE-ACCOUNT CHARGES


      A daily charge equal to an annual rate of 0.90% of average daily net assets of the Life Account is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance and administration of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year. NOTE 3--DIVIDENDS AND DISTRIBUTIONS

      Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are typically declared and reinvested semi-annually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Life Account the next business day after declaration.

NOTE 4--OTHER MATTERS

      As of December 31, 1996 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:


Sub-Account
----------------------------------
Money Market                         $      N/A
Bond                                   (278,478)
Growth                               81,029,373
Short-to-Intermediate Government        (18,342)
Global                                9,089,637
Equity-Income                         7,732,984
Emerging Growth                      22,522,868
Aggressive Growth                     3,560,715
Balanced                                564,202
Utility                                 335,952
Tactical Asset Allocation             1,465,811
C.A.S.E Growth                          221,744
Value Equity                            533,345

                        REPORT OF INDEPENDENT AUDITORS



The Board of Directors
Western Reserve Life Assurance Co. of Ohio


     We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio as of December 31, 1996 and 1995, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the balance sheet of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Account, is based solely upon the reports of the other auditors.


     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.


     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.


     In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1996 and 1995, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1996.


     Also, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.



                                           ERNST & YOUNG, LLP


February 21, 1997

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       BALANCE SHEETS - STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)



                                                                                December 31
                                                                            1996           1995
                                                                         ------------   -----------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments  ....................................    $    2,480    $    4,999
 Bonds ...............................................................       359,579       452,474
 Common stocks at market (cost: $302 in 1996 and $473 in 1995)  ......           597           834
 Mortgage loans on real estate .......................................         6,049         6,181
 Home office properties, at cost less accumulated depreciation
   ($0 in 1996 and $1,505 in 1995)   .................................         7,962         5,121
 Policy loans   ......................................................        52,604        37,125
                                                                          ----------    ----------
Total cash and invested assets .......................................       429,271       506,734
Premiums deferred and uncollected ....................................         1,943         1,787
Accrued investment income   ..........................................         5,940         7,565
Receivable from affiliates  ..........................................         1,165         4,337
Transfers from separate accounts  ....................................       204,181            --
Other assets .........................................................         3,962         4,264
Separate account assets  .............................................     3,527,145     2,419,205
                                                                          ----------    ----------
Total admitted assets ................................................    $4,173,607    $2,943,892
                                                                          ==========    ==========

SEE ACCOMPANYING NOTES.

                                                           December 31
                                                       1996           1995
                                                    ------------   -----------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life ..........................................    $  155,166    $   72,032
  Annuity .......................................       332,230       319,353
 Policy and contract claim reserves  ............         8,584         6,612
 Other policyholders' funds .....................         3,104         2,633
 Remittances and items not allocated ............         9,107         5,136
 Federal income taxes payable  ..................         1,266         1,417
 Asset valuation reserve ........................         5,710         5,590
 Interest maintenance reserve  ..................         7,451         6,392
 Payable to affiliate ...........................        20,463            --
 Other liabilities ..............................        13,082        10,984
 Separate account liabilities  ..................     3,521,888     2,415,804
                                                     ----------    ----------
Total liabilities  ..............................     4,078,051     2,845,953
Commitments and contingencies
Capital and surplus:
 Common stock, $1.00 par value, 1,500 shares
   authorized, issued and outstanding   .........         1,500         1,500
 Paid-in surplus   ..............................        68,015        68,015
 Unassigned surplus   ...........................        26,041        28,424
                                                     ----------    ----------
Total capital and surplus   .....................        95,556        97,939
                                                     ----------    ----------
Total liabilities and capital and surplus  ......    $4,173,607    $2,943,892
                                                     ==========    ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                  STATEMENTS OF OPERATIONS - STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)


                                                                              Year ended December 31
                                                                     1996            1995            1994
                                                                   -------------   ------------   --------------
Revenues:
 Premiums and other considerations, net of reinsurance:
  Life .........................................................    $  293,590      $ 191,508       $150,991
  Annuity ......................................................       740,125        378,390        449,141
 Net investment income   .......................................        36,067         40,891         40,139
 Amortization of interest maintenance reserve ..................         1,335            882            726
 Commissions and expense allowances on reinsurance ceded  ......            11             11             12
 Other income   ................................................        13,398          8,237          6,354
                                                                    ----------      ---------       --------
                                                                     1,084,526        619,919        647,363
Benefits and expenses:
 Benefits paid or provided for:
  Life .........................................................        21,256         17,844         15,921
  Surrender benefits  ..........................................       286,406        206,250        196,169
  Other benefits   .............................................        23,270         19,530         18,403
  Increase (decrease) in aggregate reserves for policies
    and contracts:
   Life   ......................................................        80,139        (15,132)       (11,618)
   Annuity   ...................................................        12,877          5,229        (78,590)
   Other  ......................................................           422            109            286
                                                                    ----------      ---------       --------
                                                                       424,370        233,830        140,571
  Insurance expenses:
   Commissions  ................................................       140,261         82,903         78,168
   General insurance expenses  .................................        47,406         37,246         33,100
   Taxes, licenses and fees ....................................        10,848          8,919          5,931
   Transfer to separate accounts  ..............................       452,471        242,427        386,174
   Other expenses  .............................................            60             34             18
                                                                    ----------      ---------       --------
                                                                       651,046        371,529        503,391
                                                                    ----------      ---------       --------
                                                                     1,075,416        605,359        643,962
                                                                    ----------      ---------       --------
Gain from operations before federal income taxes and
 realized capital losses on investments ........................         9,110         14,560          3,401
Federal income tax expense  ....................................         9,297          8,917          3,406
                                                                    ----------      ---------       --------
Gain (loss) from operations before realized capital losses
 on investments ................................................          (187)         5,643               (5)
Net realized capital losses on investments (net of related
 federal income taxes and amounts transferred to interest
 maintenance reserve) ..........................................          (811)        (1,678)        (1,133)
                                                                    ----------      ---------       ----------
Net income (loss)  .............................................    $     (998)     $   3,965       $ (1,138)
                                                                    ==========      =========       ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)




                                                                                             Total
                                                    Common     Paid-In     Unassigned     Capital and
                                                     Stock     Surplus      Surplus         Surplus
                                                    --------   ---------   ------------   ------------
Balance at January 1, 1994  .....................    $1,500     $23,015     $24,894        $49,409
 Capital contribution ...........................        --      45,000          --         45,000
 Net loss for 1994 ..............................        --          --      (1,138)        (1,138)
 Net unrealized capital losses ..................        --          --            (9)            (9)
 Decrease in non-admitted assets  ...............        --          --         368            368
 Decrease in asset valuation reserves   .........        --          --       4,321          4,321
 Decrease in surplus in separate accounts  ......        --          --        (748)          (748)
 Other adjustments ..............................        --          --      (2,183)        (2,183)
                                                     ------     -------     ---------      ---------
Balance at December 31, 1994   ..................     1,500      68,015      25,505         95,020
 Net income for 1995  ...........................        --          --       3,965          3,965
 Net unrealized capital losses ..................        --          --        (500)          (500)
 Decrease in non-admitted assets  ...............        --          --         903            903
 Decrease in asset valuation reserve ............        --          --       2,901          2,901
 Increase in surplus in separate accounts  ......        --          --         541            541
 Change in reserve valuation   ..................        --          --      (3,496)        (3,496)
 Other adjustments ..............................        --          --      (1,395)        (1,395)
                                                     ------     -------     ---------      ---------
Balance at December 31, 1995   ..................     1,500      68,015      28,424         97,939
 Net loss for 1996 ..............................        --          --        (998)          (998)
 Net unrealized capital gains  ..................        --          --       1,294          1,294
 Decrease in non-admitted assets  ...............        --          --         199            199
 Increase in asset valuation reserve ............        --          --        (120)          (120)
 Increase in surplus in separate accounts  ......        --          --         237            237
 Change in reserve valuation   ..................        --          --      (2,995)        (2,995)
                                                     ------     -------     ---------      ---------
Balance at December 31, 1996   ..................    $1,500     $68,015     $26,041        $95,556
                                                     ======     =======     =========      =========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                  STATEMENTS OF CASH FLOWS - STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)



                                                                            Year ended December 31
                                                                   1996             1995             1994
                                                                --------------   ---------------   ------------
SOURCES OF CASH
Premiums and other considerations, net of reinsurance  ......    $1,033,565        $ 569,934       $ 600,405
Net investment income .......................................        38,666           42,359          41,977
Other income ................................................        12,983            8,052           6,311
                                                                 ----------        ---------       ---------
                                                                  1,085,214          620,345         648,693
Life claims  ................................................       (20,655)         (16,759)        (14,660)
Surrender benefits and other fund withdrawals ...............      (286,406)        (206,250)       (196,169)
Other benefits to policyholders   ...........................       (22,129)         (19,041)        (18,251)
Commissions, other expenses and taxes   .....................      (196,329)        (128,314)       (119,755)
Net transfers to separate accounts   ........................      (658,326)        (242,427)       (386,174)
Dividends to policyholders  .................................           (44)             (26)            (22)
Federal income taxes  .......................................        (9,449)          (7,531)         (3,378)
                                                                 ----------        ---------       ---------
Net cash used in operations .................................      (108,124)                (3)      (89,716)
Proceeds from investments sold, matured or repaid:
 Bonds and redeemable preferred stock   .....................       122,820          108,554          99,241
 Common stocks  .............................................           175            2,108          80,066
 Mortgage loans on real estate ..............................           132            1,954             132
 Real estate ................................................         4,304               --              --
 Miscellaneous proceeds  ....................................            --               --             (28)
                                                                 ----------        -----------     ---------
Total cash from investments .................................       127,431          112,616         179,411
Capital contribution  .......................................            --               --          45,000
Other sources   .............................................        31,546            2,830           6,135
                                                                 ----------        -----------     ---------
Total sources of cash .......................................        50,853          115,443         140,830
APPLICATIONS OF CASH
Cost of investments acquired:
 Bonds and redeemable preferred stock   .....................        26,826          139,402          47,214
 Common stocks  .............................................             4              589          65,911
 Mortgage loans on real estate ..............................            --                6           1,004
 Real estate ................................................         7,837              449              37
 Net increase in policy loans  ..............................        15,479            9,605           4,496
 Miscellaneous applications .................................             5               --              --
                                                                 ----------        -----------     ---------
Total investments acquired  .................................        50,151          150,051         118,662
Other applications, net  ....................................         3,221            7,115           6,086
                                                                 ----------        -----------     ---------
Total applications of cash  .................................        53,372          157,166         124,748
                                                                 ----------        -----------     ---------
Net change in cash and short-term investments ...............        (2,519)         (41,723)         16,082
Cash and short-term investments at beginning of year   ......         4,999           46,722          30,640
                                                                 ----------        -----------     ---------
Cash and short-term investments at end of year   ............    $    2,480        $   4,999       $  46,722
                                                                 ==========        ===========     =========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                NOTES TO FINANCIAL STATEMENTS -- STATUTORY-BASIS

                             (DOLLARS IN THOUSANDS)

DECEMBER 31, 1996

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION


Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of the Netherlands.


NATURE OF BUSINESS


The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.


BASIS OF PRESENTATION


The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.


The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally carried at amortized cost rather than segregating the portfolio into held-to-maturity (carried at amortized cost), available-for-sale (carried at fair value), and trading (carried at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding receivable or payable rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (carried as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; and (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service. The effects of these variances have not been determined by the Company.


The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1997, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's statutory surplus cannot be determined at this time and could be material.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)
                               DECEMBER 31, 1996

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
                POLICIES--(CONTINUED)
Other significant statutory accounting practices are as follows:


CASH AND CASH EQUIVALENTS


For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents. This amount included $6,500 of short-term intercompany notes receivable at December 31, 1995.


INVESTMENTS


Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates prospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market and include shares of mutual funds (money market and other), and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.


Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses, net of amounts attributed to changes in the general level of interest rates. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.


During 1996, 1995 and 1994, net realized capital gains of $2,394, $554 and $436, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,335, $882 and $726 for the years ended December 31, 1996, 1995 and 1994, respectively.


Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1996, 1995 and 1994, the Company excluded investment income due and accrued of $0, $1 and $237, respectively, with respect to such practices.


AGGREGATE RESERVES FOR POLICIES


Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by the laws of the State of Ohio.



The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.


Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)
                               DECEMBER 31, 1996

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
                POLICIES--(CONTINUED)
interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 5.75 to
9.25 percent and mortality rates, where appropriate, from a variety of tables.



POLICY AND CONTRACT CLAIM RESERVES


Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. Because estimates are subject to the effects of trends in claim severity and frequency, the estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.



SEPARATE ACCOUNTS


Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders. The Company received variable contract premiums of $997,513, $466,822 and $534,372 in 1996, 1995 and 1994, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.



RECLASSIFICATIONS


Certain reclassifications have been made to the 1995 and 1994 financial statements to conform to the 1996 presentation.

NOTE 2 -- FAIR VALUE OF FINANCIAL
                INSTRUMENTS


Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.


The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:


CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.


INVESTMENT SECURITIES: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.


MORTGAGE LOANS AND POLICY LOANS: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)
                               DECEMBER 31, 1996

NOTE 2 -- FAIR VALUE OF FINANCIAL
                INSTRUMENTS--(CONTINUED)
INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.


Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.


The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:


                                                DECEMBER 31
                                      1996                      1995
                            ------------------------- -------------------------
                             CARRYING                  CARRYING
                              VALUE      FAIR VALUE     VALUE      FAIR VALUE
                            ------------ ------------ ------------ ------------
ADMITTED ASSETS
Bonds .....................  $  359,579   $  372,319   $  452,474   $  479,656
Common stocks  ............         597          597          834          834
Mortgage loans on real
  estate ..................       6,049        6,134        6,181        6,536
Policy loans   ............      52,604       52,604       37,125       37,125
Cash and short-term
  investments  ............       2,480        2,480        4,999        4,999
Separate account assets   .   3,527,145    3,527,145    2,419,205    2,419,205
LIABILITIES
Investment contract
  liabilities  ............     321,293      314,748      309,556      279,347
Separate account
  annuities ...............   2,692,614    2,647,266    1,930,590    1,930,590

NOTE 3 -- INVESTMENTS



The carrying value and estimated fair value of investments in debt securities are as follows:


                                         GROSS        GROSS      ESTIMATED
                            CARRYING   UNREALIZED   UNREALIZED     FAIR
                             VALUE       GAINS        LOSSES       VALUE
                            ---------- ------------ ------------ ----------
DECEMBER 31, 1996
Bonds:
 United States Govern-
    ment and agencies   .    $ 11,422    $    13       $  292     $ 11,143
 State, municipal and
    other government ......     5,504        274           --        5,778
Public utilities  .........    14,808        848           80       15,576
 Industrial and miscel-
    laneous                   173,097      8,889          910      181,076
 Mortgage-backed
    securities ............   154,748      4,617          619      158,746
                             --------    -------       ------     --------
Total bonds ...............  $359,579    $14,641       $1,901     $372,319
                             ========    =======       ======     ========


                                         GROSS        GROSS      ESTIMATED
                            CARRYING   UNREALIZED   UNREALIZED     FAIR
                             VALUE       GAINS        LOSSES       VALUE
                            ---------- ------------ ------------ ----------
DECEMBER 31, 1995
Bonds:
 United States Govern-
    ment and agencies        $ 11,611    $    64        $129      $ 11,546
 State, municipal and
    other government ......    15,079        940          --        16,019
 Public utilities .........    16,143      1,425          --        17,568
 Industrial and miscel-
  laneous                     219,764     17,444         550       236,658
 Mortgage-backed
  securities   ............   189,877      8,228         240       197,865
                             --------    -------        ----      --------
Total bonds ...............  $452,474    $28,101        $919      $479,656
                             ========    =======        ====      ========

The carrying value and fair value of bonds at December 31, 1996 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.


                                                              ESTIMATED
                                                   CARRYING     FAIR
                                                    VALUE       VALUE
                                                   ---------- ----------
Due in one year or less   ........................  $ 25,420   $ 25,667
Due one through five years   .....................    91,070     94,377
Due five through ten years   .....................    53,798     57,060
Due after ten years ..............................    34,543     36,468
                                                    --------   --------
                                                     204,831    213,572
Mortgage and other asset backed securities  ......   154,748    158,747
                                                    --------   --------
                                                    $359,579   $372,319
                                                    ========   ========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)
                               DECEMBER 31, 1996

NOTE 3 -- INVESTMENTS--(CONTINUED)
A detail of net investment income is presented below:


                                              YEAR ENDED DECEMBER 31
                                         1996        1995        1994
                                        ----------- ----------- -----------
Interest on bonds .....................  $ 33,969    $ 38,624    $ 37,495
Dividends on equity investments  ......        --          30         700
Interest on mortgage loans ............       559         573         616
Rental income on real estate  .........       919       1,014       1,014
Interest on policy loans   ............     3,339       2,353       1,830
Other investment income ...............         9         328         611
                                         --------    --------    --------
Gross investment income ...............    38,795      42,922      42,266
Investment expenses  ..................    (2,728)     (2,031)     (2,127)
                                         --------    --------    --------
Net investment income   ...............  $ 36,067    $ 40,891    $ 40,139
                                         ========    ========    ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:


                                  YEAR ENDED DECEMBER 31
                                1996       1995      1994
                              ---------- ---------- --------
Proceeds   ..................  $122,820   $108,554   $99,241
                               ========   ========   =======
Gross realized gains   ......  $  2,984   $  1,631   $ 2,019
Gross realized losses  ......       791      1,346     1,362
                               --------   --------   -------
Net realized gains  .........  $  2,193   $    285   $   657
                               ========   ========   =======

At December 31, 1996, bonds with an aggregate carrying value of $5,409 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.


Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                                   REALIZED
                                                   -----------------------------------------
                                                            YEAR ENDED DECEMBER 31
                                                      1996           1995          1994
                                                   -------------   -----------   -----------
Debt securities   ..............................     $ 2,193        $    285      $    657
Equity securities ..............................          --              --        (1,579)
Mortgage loans .................................          --          (1,409)           --
Real estate ....................................        (606)             --            --
Other invested assets   ........................            (4)           --            --
                                                     ----------     --------      --------
                                                       1,583          (1,124)         (922)
Tax effect  ....................................          --              --           225
Transfer to interest maintenance reserve  ......      (2,394)           (554)         (436)
                                                     ---------      --------      --------
Net realized losses  ...........................     $  (811)       $ (1,678)     $ (1,133)
                                                     =========      ========      ========



                                                    UNREALIZED
                                    -------------------------------------------
                                              YEAR ENDED DECEMBER 31
                                      1996           1995           1994
                                    -------------   -----------   -------------
Debt securities   ...............    $ (14,442)      $36,399       $  43,354
Common stock   ..................          (66)         (236)          1,009
                                     ---------       -------       ---------
Change in unrealized appreciation
  (depreciation)  ...............    $ (14,508)      $36,163       $ (42,345)
                                     =========       =======       =========

Gross unrealized gains (losses) on common stocks were as follows:


                                     UNREALIZED
                               -----------------------
                               YEAR ENDED DECEMBER 31
                               1996     1995     1994
                               ------   ------   -----
Unrealized gains   .........    $295     $361     $597
Unrealized losses  .........      --       --       --
                                ----     ----     ----
Net unrealized gains  ......    $295     $361     $597
                                ====     ====     ====

The Company issued no mortgage loans during 1996. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 73%. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.


During 1996, 1995 and 1994, no mortgage loans were foreclosed and transferred to real estate. During 1994, a mortgage loan loss reserve of $1,033 was established. This reserve was released in 1995 coincident with the loss recognition of $1,409 on a loan payoff.


At December 31, 1996, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.


NOTE 4 -- REINSURANCE


The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)
                               DECEMBER 31, 1996

NOTE 4 -- REINSURANCE--(CONTINUED)

                                 1996            1995           1994
                              --------------   ------------   ------------
Direct premiums   .........    $1,034,757       $570,413       $600,608
Reinsurance assumed  ......         2,063          1,569          1,232
Reinsurance ceded .........        (3,105)        (2,084)        (1,708)
                               ----------       --------       --------
Net premiums earned  ......    $1,033,715       $569,898       $600,132
                               ==========       ========       ========

The Company received reinsurance recoveries in the amount of $2,156, $512 and $1,146 during 1996, 1995 and 1994, respectively. At December 31, 1996 and 1995, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $974 and $601, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1996 and 1995 of $1,140 and $848, respectively.


NOTE 5 -- INCOME TAXES


The Company files a separate federal income tax return.


Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital gains (losses) for the following reasons:


                                                  1996         1995         1994
                                                 ----------   ----------   -----------
Computed tax at federal statutory rate
  (35%)   ....................................    $3,189       $5,096       $  1,190
Deferred acquisition costs - tax basis  ......     7,172        4,241          4,043
Tax reserve valuation ........................      (696)         (34)        (1,353)
Excess tax depreciation  .....................       (65)         (49)          (258)
Amortization of IMR   ........................      (467)        (309)          (254)
Other, net   .................................       164          (28)            38
                                                  ------       ------       --------
Federal income tax expense  ..................    $9,297       $8,917       $  3,406
                                                  ======       ======       ========

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1996). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policy holders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.


In 1995, the Company reached a final settlement with the Internal Revenue Service for 1987 through 1993 resulting in taxes of $1,275 and interest of $120 (net of $65 tax effect). The assessment was charged to surplus as a prior period adjustment. An examination is currently underway for years 1994 through 1995.


During 1994, the Company settled tax years 1980 through 1986 with the Internal Revenue Service, which resulted in a charge to surplus of $1.8 million as a prior period adjustment.


At December 31, 1996, the Company had capital loss carryforwards of approximately $11,101 which expire through 2001.


NOTE 6 -- POLICY AND CONTRACT ATTRIBUTES


Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately
 .04% and 7.7% of life insurance in force at December 31, 1996 and 1995, respectively.


A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)
                               DECEMBER 31, 1996

NOTE 6 -- POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)

                                                    DECEMBER 31
                                            1996                   1995
                                   ----------------------- ---------------------
                                                 PERCENT                PERCENT
                                     AMOUNT     OF TOTAL     AMOUNT    OF TOTAL
                                   ------------ ---------- ----------- ---------
Subject to discretionary
  withdrawal with market
  value adjustment ...............  $   14,881       1%     $   13,422      1%
Subject to discretionary
  withdrawal at book value
  less surrender charge  .........      63,619       2          60,970      3
Subject to discretionary
  withdrawal at market value   .     2,692,614      89       1,930,590     85
Subject to discretionary
  withdrawal at book value
  (minimal or no charges or
  adjustments)  ..................     239,204       7         227,549     10
Not subject to discretionary
  withdrawal provision   .........      17,603       1          20,034      1
                                    ----------      --      ----------     --
 .................................    3,027,921     100%      2,252,565    100%
                                                   ===                    ===
Less reinsurance ceded   .........          --                      --
                                    ----------              ----------
Total policy reserves on
  annuities and deposit fund
  liabilities   ..................  $3,027,921              $2,252,565
                                    ==========              ==========

A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                            1996          1995         1994
                                          ------------- ------------ ---------
Transfers as reported in the summary of
  operations of the separate accounts
  statement:
Transfers to separate accounts  .........  $  997,513    $466,882     $534,372
Transfers from separate accounts   ......     339,523     224,416      148,582
                                           ----------    --------     --------
Net transfers to separate accounts ......     657,990     242,466      385,790
Reconciling adjustments - change in
  accruals for investment management,
  administration fees and contract
  guarantees  ...........................    (205,519)        (39)         384
                                           ----------    --------     --------
Transfers as reported in the summary of
  operations of the life, accident and
  health annual statement ...............  $  452,471    $242,427     $386,174
                                           ==========    ========     ========

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1996 and 1995, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:


                                               GROSS       LOADING      NET
                                              ----------   ---------   ----------
DECEMBER 31, 1996
Ordinary direct first year business  ......    $   40        $  9       $   31
Ordinary direct renewal business  .........     1,431         225        1,206
Group life direct business  ...............       622          --          622
Annuity renewal business ..................        94          10           84
                                               ------        ----       ------
                                               $2,187        $244       $1,943
                                               ======        ====       ======
DECEMBER 31, 1995
Ordinary direct first year business  ......    $   47        $ 17       $   30
Ordinary direct renewal business  .........     1,707         229        1,478
Group life direct business  ...............       379          --          379
Reinsurance ceded  ........................      (100)         --         (100)
                                               ------        ----       ------
                                               $2,033        $246       $1,787
                                               ======        ====       ======

At December 31, 1996 and 1995, the Company had insurance in force aggregating $1,904 and $2,374, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Department of the State of Ohio. The Company established policy reserves of $27 and $32 to cover these deficiencies at December 31, 1996 and 1995, respectively.


In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,995 and $3,496 was made for the years ended December 31, 1996 and 1995, respectively, related to the change in reserve methodology.


NOTE 7 -- DIVIDEND RESTRICTIONS


Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)
                               DECEMBER 31, 1996

NOTE 8 -- RETIREMENT AND COMPENSATION PLANS


The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB Statement No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $581, $505 and $397 for the years ended December 31, 1996, 1995 and 1994, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.


The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Pension expense related to this plan was $184, $305 and $250 for the years ended December 31, 1996, 1995 and 1994, respectively.


AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.


In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $98, $86 and $70 for the years ended December 31, 1996, 1995 and 1994, respectively.


NOTE 9 -- RELATED PARTY TRANSACTIONS


The Company shares certain officers, employees and general expenses with affiliated companies.


The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1996, 1995 and 1994, the Company paid $10,038, $8,825 and $7,497, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 1996, 1995 and 1994, the Company received $3,271, $4,545 and $3,261, respectively, for such services, which approximates their cost. The Company had a net receivable (payable) with affiliates of $(19,298) and $4,337 at December 31, 1996 and 1995, respectively.


Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.48% at December 31, 1996. During 1996, 1995 and 1994, the Company paid (received) net interest of $138, $(294) and $49, respectively, to affiliates.


The Company received capital contributions of $45,000 from its immediate parent, First AUSA Life Insurance Company, in 1994.


At December 31, 1995, the Company has a $6,500 short-term note receivable from an affiliate. Interest on this note accrues at 5.82%.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)
                               DECEMBER 31, 1996

NOTE 10 -- COMMITMENTS AND CONTINGENCIES


The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.


The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $4,344 and $4,445 and an offsetting premium tax benefit of $1,218 and $1,319 at December 31, 1996 and 1995, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $212, $1,950 and $618 at December 31, 1996, 1995 and 1994, respectively.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       SUMMARY OF INVESTMENTS OTHER THAN
                        INVESTMENTS IN RELATED PARTIES
                            (DOLLARS IN THOUSANDS)

                               DECEMBER 31, 1996


SCHEDULE I



                                                                                                     Amount at Which
                                                                                         Market       Shown in the
Type of Investment                                                         Cost (1)      Value        Balance Sheet
------------------------------------------------------------------------   ----------   ----------   ----------------
FIXED MATURITIES
Bonds:
 United States Government and government agencies and authorities ......    $ 91,807     $ 93,675        $ 91,581
 State, municipalities and political subdivisions  .....................       1,498        1,533           1,497
 Foreign governments ...................................................       4,006        4,245           4,006
 Public utilities ......................................................      14,852       15,576          14,808
 All other corporate bonds .............................................     249,093      257,290         247,687
                                                                            --------     --------        --------
Total fixed maturities  ................................................     361,256      372,319         359,579
EQUITY SECURITIES
Common stocks:
 Industrial, miscellaneous and all other  ..............................         302          597             597
                                                                            --------     --------        --------
Total equity securities ................................................         302          597             597
Mortgage loans on real estate ..........................................       6,049                        6,049
Real estate ............................................................       7,962                        7,962
Policy loans   .........................................................      52,604                       52,604
Cash and short-term investments  .......................................       2,480                        2,480
                                                                            --------                     --------
Total investments ......................................................    $430,653                     $429,271
                                                                            ========                     ========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                      SUPPLEMENTARY INSURANCE INFORMATION
                            (DOLLARS IN THOUSANDS)


SCHEDULE III



                                Future Policy      Policy and                       Net          Benefits        Other
                                 Benefits and      Contract        Premium       Investment     and Claims     Operating
                                  Expenses        Liabilities      Revenue        Income*        Expenses      Expenses*
                                ---------------   -------------   ------------   ------------   ------------   ----------
YEAR ENDED DECEMBER 31, 1996
Individual life  ............      $145,964          $7,017        $  289,375      $ 8,228        $ 47,051      $124,181
Group life and health  ......         9,202             713             4,215        3,940           2,529         2,818
Annuity .....................       332,230             854           740,125       23,899         281,352        71,576
                                   --------          ------        ----------      -------        --------      --------
                                   $487,396          $8,584        $1,033,715      $36,067        $330,932      $198,575
                                   ========          ======        ==========      =======        ========      ========
YEAR ENDED DECEMBER 31, 1995
Individual life  ............      $ 64,128          $5,811        $  188,143      $ 9,470        $ 36,032      $ 83,709
Group life ..................         7,904             701             3,365        1,054           2,217           946
Annuity .....................       319,353             100           378,390       30,367         205,375        44,447
                                   --------          ------        ----------      -------        --------      --------
                                   $391,385          $6,612        $  569,898      $40,891        $243,624      $129,102
                                   ========          ======        ==========      =======        ========      ========
YEAR ENDED DECEMBER 31, 1994
Individual life  ............      $ 76,345          $4,501        $  147,282      $10,146        $ 29,254      $ 71,825
Group life ..................         7,323             481             3,709          372           1,754         1,329
Annuity .....................       314,124             137           449,141       29,621         199,485        44,063
                                   --------          ------        ----------      -------        --------      --------
                                   $397,792          $5,119        $  600,132      $40,139        $230,493      $117,217
                                   ========          ======        ==========      =======        ========      ========

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                                  REINSURANCE
                            (DOLLARS IN THOUSANDS)


SCHEDULE IV



                                                                  Assumed                       Percentage
                                                   Ceded to         From                         of Amount
                                     Gross          Other          Other            Net          Assumed
                                    Amount         Companies      Companies       Amount          to Net
                                  -------------   ------------   ------------   -------------   -----------
YEAR ENDED DECEMBER 31, 1996
Life insurance in force  ......    $28,168,880     $4,463,986     $2,210,601     $25,915,495        8.5%
                                   ===========     ==========     ==========     ===========       ====
Premiums:
 Individual life   ............    $   292,239     $    2,863     $       --     $   289,376        0.0%
 Group life and health   ......          2,393            242          2,063           4,214       49.0
 Annuity  .....................        740,125             --             --         740,125        0.0
                                   -----------     ----------     ----------     -----------       ----
                                   $ 1,034,757     $    3,105     $    2,063     $ 1,033,715        0.2%
                                   ===========     ==========     ==========     ===========       ====
YEAR ENDED DECEMBER 31, 1995
Life insurance in force  ......    $19,438,203     $1,365,119     $1,619,378     $19,692,462        8.2%
                                   ===========     ==========     ==========     ===========       ====
Premiums:
 Individual life   ............    $   189,870     $    1,727     $       --     $   188,143        0.0%
 Group life  ..................          2,153            357          1,569           3,365       46.6
 Annuity  .....................        378,390             --             --         378,390        0.0
                                   -----------     ----------     ----------     -----------       ----
                                   $   570,413     $    2,084     $    1,569     $   569,898        0.2%
                                   ===========     ==========     ==========     ===========       ====
YEAR ENDED DECEMBER 31, 1994
Life insurance in force  ......    $14,321,386     $1,090,845     $1,271,402     $14,501,943        8.8%
                                   ===========     ==========     ==========     ===========       ====
Premiums:
 Individual life   ............    $   148,766     $    1,484     $       --     $   147,282        0.0%
 Group life  ..................          2,701            224          1,232           3,709       33.0
 Annuity  .....................        449,141             --             --         449,141        0.0
                                   -----------     ----------     ----------     -----------       ----
                                   $   600,608     $    1,708     $    1,232     $   600,132        0.4%
                                   ===========     ==========     ==========     ===========       ====

                                    PART II.
                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                 REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)

        Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

                    STATEMENT WITH RESPECT TO INDEMNIFICATION

        Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          OHIO GENERAL CORPORATION LAW

        SECTION 1701.13  AUTHORITY OF CORPORATION.

        (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

        (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

               (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

               (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

        (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

        (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

               (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

               (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

               (c) By the shareholders;

               (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

        Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

        (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

                     (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

                     (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

               (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

        (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

        (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

        (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

        (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           SECOND AMENDED ARTICLES OF INCORPORATION OF WESTERN RESERVE

                                 ARTICLE EIGHTH

        EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

        (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

        (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

        (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d)
        by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section
(2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

        (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

        (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

        (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

        (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

        (9)The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 AMENDED CODE OF REGULATIONS OF WESTERN RESERVE

                                    ARTICLE V

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

        Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING

        Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

        The facing page
        The Prospectus, consisting of 82 pages
        The undertaking to file reports
        Representation pursuant to Section 26(e)(2)(A)
        The statement with respect to indemnification
        The Rule 484 undertaking
        The signatures

Written consent of the following persons:

        (a)  Alan Yaeger
        (b)  Thomas E. Pierpan, Esq.
        (c)  Sutherland, Asbill & Brennan LLP
        (d)  Ernst & Young LLP
        (e)  Price Waterhouse LLP


The following exhibits:

1. The following exhibits correspond to those required by paragraph A to the instructions as to exhibits in Form N-8B-2:

        A.  (1)    Resolution of the Board of Directors of Western Reserve
                   establishing the Series Account (1)
            (2)    Not Applicable
            (3)    Distribution of Policies:
                   (a)  Form of Master Service and Distribution Compliance
                        Agreement (5)
                   (b)  (i)  Form of Broker/Dealer Supervisory and Service
                             Agreement (4)
                        (ii) Form of Broker/Dealer Supervisory and
                             Service Agreement (4)
                   (c)  See Exhibit 1.A.(3)(b)(ii)
            (4)    Not Applicable
            (5)    Specimen Flexible Premium Variable Life Insurance Policy (2)
                   (a)  Terminal Illness Accelerated Death Benefit Rider (Form
                        Nos. ACCDB-10/94, ACCDB-CT-10/94, ACCDBIN-10/94,
                        ACCDB-10/94MN, ACCDBMS-01/95, ACCDBSC-02/95,
                        ACCDBIL-10/94) (10)
            (6)    (a)  Second Amended Articles of Incorporation of Western
                        Reserve (3)
                   (b)  Amended Code of Regulations (By-Laws) of Western Reserve
                        (5)
            (7)    Not Applicable

            (8)    (a)  Investment Advisory Agreement with the Fund (6)
                   (b)  Sub-Advisory Agreements (6)

            (9)    Not Applicable
            (10) Form of Application for Flexible Premium Variable Life Insurance Policy (2)
            (11) Memorandum describing issuance, transfer and redemption procedures (4)


2.   See Exhibit 1.A. (5)

3.   Opinion of Counsel as to the legality of the securities being registered
     (7)

4. No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I

5.   Not Applicable

6. Opinion and consent of Alan Yaeger as to actuarial matters pertaining to the securities being registered (8)

7.   Consent of Thomas E. Pierpan, Esq. (10)

8.   Consent of Sutherland, Asbill & Brennan LLP

9.   Consent of Ernst & Young LLP

10.  Consent of Price Waterhouse LLP

11.     (a) Powers of Attorney (10) (b) Power of Attorney - James R. Walker (11)

----------------------------------------
(1) This exhibit was previously filed on Form S-6 Registration Statement dated September 27, 1985 (File No. 33-506) and is incorporated herein by reference.

(2) This exhibit was previously filed on Form S-6 Registration Statement dated September 25, 1989 (File No. 33-31140) and is incorporated herein by reference.

(3) This exhibit was previously filed on Post-Effective Amendment No. 3 to Form S-6 Registration Statement dated May 1, 1989 (File No. 33-506) and is incorporated herein by reference.

(4) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated December 19, 1989 (File No. 33-31140) and is incorporated herein by reference.

(5) This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 Registration Statement dated March 1, 1991 (File No. 33-24856) and is incorporated herein by reference.

(6) This exhibit was previously filed on Post-Effective Amendment No. 25 to Form N-1A Registration Statement dated October 17, 1997 (File No. 33-507) and is incorporated herein by reference.

(7) This exhibit was previously filed on Post-Effective Amendment No. 2 to Form S-6 Registration Statement dated May 1, 1991 (File No. 33-31140) and is incorporated herein by reference.

(8) This exhibit was previously filed on Post-Effective Amendment No. 6 to Form S-6 Registration Statement dated February 22, 1994 (File No. 33-31140) and is incorporated herein by reference.

(9) This exhibit was previously filed on Post-Effective Amendment No. 7 to Form S-6 Registration Statement dated December 30, 1994 (File No. 33-31140) and is incorporated herein by reference.

(10) This exhibit was previously filed on Post-Effective Amendment No. 10 to Form S-6 Registration Statement dated April 26, 1995 (File No. 33-31140) and is incorporated herein by reference.

(11) This exhibit was previously filed on Post-Effective Amendment No. 13 to Form S-6 Registration Statement dated December 24, 1996 (File N. 33-31140) and is incorporated herein by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, WRL Series Life Account, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Largo, County of Pinellas, Florida on this 18th day of December, 1997.

(SEAL)                                    WRL SERIES LIFE ACCOUNT
                                          -----------------------
                                                Registrant

                                          WESTERN RESERVE LIFE
                                          ASSURANCE CO. OF OHIO
                                          ---------------------
                                                Depositor

ATTEST:

/s/ THOMAS E. PIERPAN                     By: /s/ JOHN R. KENNEY
---------------------                     ----------------------
Thomas E. Pierpan                         John R. Kenney
Vice President and                        Chairman of the Board,
Associate General Counsel                 Chief Executive Officer
                                          and President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE AND TITLE                                 DATE
     -------------------                                 ----

/s/ JOHN R. KENNEY                                 December 18, 1997
-----------------------------
John R. Kenney, Chairman of the
Board, Chief Executive Officer
and President

/s/ ALLAN J. HAMILTON                              December 18, 1997
------------------------------
Allan J. Hamilton, Vice President,
Treasurer and Controller


/s/ ALAN M. YAEGER                                 December 18, 1997
-----------------------------
Alan M. Yaeger, Executive Vice
President, Actuary and
Chief Financial Officer*

---------
*Principal Financial Officer

/s/ KIM DAY                                        December 18, 1997
---------------------------
Kim Day
Vice President & Principal
Accounting Officer**

/s/ PATRICK S. BAIRD                               December 18, 1997
---------------------------
Patrick S. Baird, Director ***/

/s/ LYMAN H. TREADWAY                              December 18, 199
---------------------------
Lyman H. Treadway, Director ***/

/s/ JACK E. ZIMMERMAN                              December 18, 1997
---------------------------
Jack E. Zimmerman, Director ***/

/s/  JAMES R. WALKER                               December 18, 1997
----------------------------
James R. Walker, Director  ***/


--------------
**Principal Accounting Officer



***/ /s/ THOMAS E. PIERPAN
---------------------------
Signed by: Thomas E. Pierpan
     as Attorney-in-fact

                                 EXHIBIT INDEX

EXHIBIT                                                     PAGE
-------                                                     ----

   8              Consent of Sutherland, Asbill
                    & Brennan LP

   9              Consent of Ernst & Young LLP

  10              Consent of Price Waterhouse LLP